UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22743

Blackstone Alternative Investment Funds

(Exact Name of Registrant as Specified in Charter)

345 Park Avenue

28th Floor

New York, NY 10154

(Address of Principal Executive Offices)

Registrant’s telephone number, including area code: (212) 583-5000

Peter Koffler, Esq.

c/o Blackstone Alternative Investment Advisors LLC

345 Park Avenue

28th Floor

New York, NY 10154

(Name and Address of Agent for Service)

With a Copy to:

James E. Thomas, Esq.

Ropes & Gray LLP

Prudential Tower

800 Boylston Street

Boston, MA 02199-3600

Date of fiscal year end: March 31

Date of reporting period: December 31, 2016

Item 1. The Consolidated Schedule of Investments.

The Consolidated Schedule of Investments is attached herewith.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments

December 31, 2016 (Unaudited)

Security Description	Shares	Value
INVESTMENTS IN SECURITIES — 102.9%
COMMON STOCK — 29.6%
Argentina — 0.1%
Consumer Products — 0.0%
Adecoagro SA (a)	28,100	$291,678

Retail — Discretionary — 0.1%
MercadoLibre, Inc.	7,700	1,202,278

Total Argentina		1,493,956

Australia — 0.0%
Media — 0.0%
Zhaopin Ltd. ADR (a),(b)	2,940	44,423

Software — 0.0%
Atlassian Corp. PLC Class A (a)	6,300	151,704

Total Australia		196,127

Bermuda — 0.0%
Banking — 0.0%
Bank of NT Butterfield & Son Ltd.	100	3,144

Industrial Services — 0.0%
Triton International Ltd.	1,000	15,800

Media — 0.0%
Central European Media Enterprises Ltd. A Shares (a)	5,200	13,260

Semiconductors — 0.0%
Marvell Technology Group Ltd.	8,400	116,508

Transportation & Logistics — 0.0%
Teekay Corp.	2,800	22,484

Total Bermuda		171,196

Brazil — 0.2%
Aerospace & Defense — 0.0%
Embraer SA ADR	4,000	77,000

Banking — 0.0%
Banco Bradesco SA ADR	76,830	669,189
Itau Unibanco Holding SA ADR	50,660	520,785

		1,189,974

Chemicals — 0.1%
Braskem SA ADR (c)	61,052	1,294,913

Iron & Steel — 0.1%
Gerdau SA ADR	108,800	341,632
Vale SA ADR	423,900	3,230,118

		3,571,750

Oil, Gas & Coal — 0.0%
Cosan Ltd. A Shares	27,900	209,529
Petroleo Brasileiro SA ADR (a)	17,600	177,936

		387,465

Retail — Consumer Staples — 0.0%
Cia Brasileira de Distribuicao ADR	4,000	66,200

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2016 (Unaudited)

Security Description	Shares	Value
Utilities — 0.0%
Cia de Saneamento Basico do Estado de Sao Paulo ADR	13,000	$112,840
Cia Energetica de Minas Gerais ADR (b)	39,100	89,148
Cia Paranaense de Energia ADR	2,700	22,896

		224,884

Total Brazil		6,812,186

Canada — 0.2%
Automotive — 0.0%
Magna International, Inc.	6,600	286,440

Banking — 0.0%
Bank of Montreal	1,300	93,496
Canadian Imperial Bank of Commerce	1,900	155,040
Royal Bank of Canada	4,400	297,924

		546,460

Consumer Products — 0.0%
Cott Corp.	22,500	254,925
DavidsTea, Inc. (a)	400	2,740

		257,665

Design Manufacturing & Distribution — 0.0%
Celestica, Inc. (a)	9,800	116,130

Forest & Paper Products — 0.0%
Mercer International, Inc. (b)	10,100	107,565

Gaming, Lodging & Restaurants — 0.0%
Restaurant Brands International	21	1,001

Hardware — 0.0%
Sierra Wireless, Inc. (a)	2,800	43,960

Insurance — 0.0%
Sun Life Financial, Inc.	10,800	414,828

Media — 0.0%
Points International Ltd. (a),(b)	100	764
Postmedia Network Canada Corp. (a),(d),(g)	1,061,559	474,386

		475,150

Medical Equipment & Devices — 0.0%
Novadaq Technologies, Inc. (a)	200	1,418

Metals & Mining — 0.1%
B2Gold Corp. (a)	3,300	7,821
Cameco Corp.	12,300	128,781
Dominion Diamond Corp. (b)	11,600	112,288
Eldorado Gold Corp. (a)	30,300	97,566
Fortuna Silver Mines, Inc. (a)	100	565
Goldcorp, Inc.	900	12,240
Great Panther Silver Ltd. (a)	900	1,494
HudBay Minerals, Inc.	600	3,420
IAMGOLD Corp. (a)	500	1,925
Kinross Gold Corp. (a)	28,500	88,635
Nevsun Resources Ltd. (b)	8,200	25,338
New Gold, Inc. (a)	100,800	352,800
Primero Mining Corp. (a)	700	551
Sandstorm Gold Ltd. (a)	600	2,340
Teck Resources Ltd. B Shares	174,100	3,487,223
Yamana Gold, Inc.	1,300	3,653

		4,326,640

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2016 (Unaudited)

Security Description	Shares	Value
Oil, Gas & Coal — 0.1%
Advantage Oil & Gas Ltd. (a),(b)	4,400	$29,700
Baytex Energy Corp. (a)	7,100	34,648
Bellatrix Exploration Ltd. (a)	500	473
Enbridge, Inc.	2,800	117,936
Encana Corp.	22,500	264,150
Gran Tierra Energy, Inc. (a),(b)	26,300	79,426
Penn West Petroleum Ltd. (a)	6,200	10,974
Precision Drilling Corp.	10,700	58,315
TransGlobe Energy Corp. (b)	800	1,352

		596,974

Passenger Transportation — 0.0%
Student Transportation, Inc. (b)	4,300	24,037

Renewable Energy — 0.0%
Canadian Solar, Inc. (a)	4,000	48,720

Telecommunications — 0.0%
BCE, Inc.	5,700	246,468

Utilities — 0.0%
Just Energy Group, Inc.	1,600	8,736

Total Canada		7,502,192

Cayman Islands — 0.0%
Utilities — 0.0%
Consolidated Water Co. Ltd.	1,600	17,360

Total Cayman Islands		17,360

Chile — 0.0%
Chemicals — 0.0%
Sociedad Quimica y Minera de Chile SA ADR	13,300	381,045

Utilities — 0.0%
Empresa Nacional de Electricidad SA ADR	5,100	99,144
Enersis SA ADR	200	1,642

		100,786

Total Chile		481,831

China — 1.1%
Asset Management — 0.0%
Noah Holdings Ltd. ADR (a)	100	2,193

Biotechnology & Pharmaceuticals — 0.0%
Sinovac Biotech Ltd. (a)	700	4,130

Chemicals — 0.0%
Origin Agritech Ltd. (a)	100	236

Consumer Services — 0.0%
New Oriental Education & Technology Group, Inc. ADR (a)	28,400	1,195,640
TAL Education Group ADR (a)	200	14,030
Tarena International, Inc. ADR	800	11,992

		1,221,662

Financial Services — 0.5%
Mandatory Exchangeable Trust (b),(d)	200,000	21,850,000

Gaming, Lodging & Restaurants — 0.0%
China Lodging Group Ltd. ADR (a)	13,600	705,024

Insurance — 0.0%
China Life Insurance Co. Ltd. ADR	6,200	79,794
Fanhua, Inc. (a),(b)	4,400	36,432

		116,226

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2016 (Unaudited)

Security Description	Shares	Value
Machinery — 0.0%
Hollysys Automation Technologies Ltd. (b)	6,600	$120,912

Media — 0.2%
Leju Holdings Ltd. ADR (a)	800	3,840
Phoenix New Media Ltd. ADR (a)	800	2,512
SINA Corp. (a)	58,300	3,544,057
Sohu.com, Inc. (a),(b)	7,100	240,619
Weibo Corp. ADR (a)	66,330	2,692,998
Xunlei Ltd. ADR (a)	7,900	30,494

		6,514,520

Oil, Gas & Coal — 0.0%
China Petroleum & Chemical Corp. ADR	200	14,204

Passenger Transportation — 0.0%
China Southern Airlines Co. Ltd. ADR (b)	1,600	41,136
Guangshen Railway Co. Ltd. ADR (b)	200	6,044

		47,180

Real Estate — 0.0%
Xinyuan Real Estate Co. Ltd. ADR (b)	37,800	187,488

Renewable Energy — 0.0%
JA Solar Holdings Co. Ltd. ADR (a)	800	3,808

Retail — Discretionary — 0.2%
Alibaba Group Holding Ltd. ADR (a)	102,338	8,986,300
Jumei International Holding Ltd. ADR (a)	4,400	22,044

		9,008,344

Software — 0.1%
Changyou.com Ltd. ADR (a),(b)	7,800	165,516
Momo, Inc. ADR (a)	33,600	617,568
NetEase, Inc. ADR	9,700	2,088,798

		2,871,882

Technology Services — 0.0%
Baozun, Inc. (a)	700	8,449

Telecommunications — 0.1%
China Mobile Ltd. (b)	554,500	5,877,864
Aspire Holdings LLC Class A (a),(g),(k)	1,502,082	—

Total China		48,554,122

Colombia — 0.0%
Passenger Transportation — 0.0%
Avianca Holdings SA ADR	2,200	21,208

Total Colombia		21,208

Denmark — 0.1%
Biotechnology & Pharmaceuticals — 0.1%
Novo Nordisk A/S ADR	136,200	4,884,132

Total Denmark		4,884,132

Greece — 0.0%
Transportation & Logistics — 0.0%
Aegean Marine Petroleum Network, Inc. (b)	14,300	145,145
Costamare, Inc. (b)	13,900	77,840
Safe Bulkers, Inc. (a)	10,400	11,960
Tsakos Energy Navigation Ltd.	1,600	7,504

Total Greece		242,449

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2016 (Unaudited)

Security Description	Shares	Value
Hong Kong — 0.0%
Health Care Facilities & Services — 0.0%
China Cord Blood Corp. (a)	1,300	$7,956

Media — 0.0%
Global Sources Ltd. (a)	1,000	8,850

Transportation & Logistics — 0.0%
Seaspan Corp.	6,700	61,238

Total Hong Kong		78,044

India — 0.0%
Banking — 0.0%
ICICI Bank Ltd. ADR	2,100	15,729

Metals & Mining — 0.0%
Vedanta Ltd. ADR	2,800	34,776

Technology Services — 0.0%
Infosys Ltd. ADR	25,100	372,233
WNS Holdings Ltd. ADR (a)	11,800	325,090

		697,323

Total India		747,828

Ireland — 0.0%
Biotechnology & Pharmaceuticals — 0.0%
Amarin Corp. PLC ADR (a)	18,700	57,596

Medical Equipment & Devices — 0.0%
Trinity Biotech PLC ADR (a),(b)	9,600	66,432

Total Ireland		124,028

Israel — 0.2%
Biotechnology & Pharmaceuticals — 0.1%
Teva Pharmaceutical Industries Ltd. ADR	133,100	4,824,875

Consumer Products — 0.0%
SodaStream International Ltd. (a)	8,600	339,442

Electrical Equipment — 0.0%
Orbotech Ltd. (a),(b)	18,900	631,449

Hardware — 0.0%
Radware Ltd. (a),(b)	10,000	145,800
Silicom Ltd.	200	8,218

		154,018

Home & Office Products — 0.0%
Caesarstone Sdot-Yam Ltd. (a)	4,300	123,195

Media — 0.1%
Wix.com Ltd. (a)	30,500	1,358,775

Medical Equipment & Devices — 0.0%
Syneron Medical Ltd. (a),(b)	8,500	71,400

Semiconductors — 0.0%
Tower Semiconductor Ltd. (a)	300	5,709

Software — 0.0%
Attunity Ltd. (a)	500	3,000
Sapiens International Corp. NV (b)	1,400	20,076

		23,076

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2016 (Unaudited)

Security Description	Shares	Value
Technology Services — 0.0%
Magic Software Enterprises Ltd. (b)	600	$3,990

Telecommunications — 0.0%
Allot Communications Ltd. (a)	200	958

Total Israel		7,536,887

Italy — 0.2%
Telecommunications — 0.2%
Telecom Italia SpA (a)	11,517,493	10,147,699

Total Italy		10,147,699

Japan — 0.5%
Banking — 0.1%
Mitsubishi UFJ Financial Group, Inc.	477,600	2,943,037

Electrical Equipment — 0.2%
Keyence Corp. (c),(b)	4,000	2,744,813
Mitsubishi Heavy Industries Ltd. (b)	751,000	3,422,311
SMC Corp.	7,600	1,814,571

		7,981,695

Hardware — 0.1%
Sony Corp. (b)	223,500	6,262,781

Passenger Transportation — 0.1%
West Japan Railway Co. (b)	84,000	5,155,354

Total Japan		22,342,867

Jersey — 0.0%
Metals & Mining — 0.0%
Randgold Resources Ltd. ADR	2,600	198,484

Total Jersey		198,484

Luxembourg — 0.0%
Chemicals — 0.0%
Orion Engineered Carbons SA (b)	5,900	111,215

Iron & Steel — 0.0%
ArcelorMittal (a)	42,400	309,520
Ternium SA ADR (b)	32,000	772,800

		1,082,320

Total Luxembourg		1,193,535

Netherlands — 0.6%
Banking — 0.0%
ING Groep NV ADR	4,300	60,630

Insurance — 0.3%
NN Group NV	334,281	11,328,810

Oil, Gas & Coal — 0.0%
Royal Dutch Shell PLC ADR	49	2,665

Semiconductors — 0.1%
NXP Semiconductor NV (a),(d),(b)	54,991	5,389,668

Software — 0.0%
InterXion Holding NV (a)	34,900	1,223,943

Telecommunications — 0.2%
Koninklijke KPN NV	2,038,898	6,039,538

Total Netherlands		24,045,254

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2016 (Unaudited)

Security Description	Shares	Value
Panama — 0.0%
Banking — 0.0%
Banco Latinoamericano de Comercio Exterior SA E Shares	1,200	$35,328

Total Panama		35,328

Peru — 0.0%
Banking — 0.0%
Credicorp Ltd.	1,600	252,576

Total Peru		252,576

Philippines — 0.0%
Telecommunications — 0.0%
PLDT, Inc. ADR	1,900	52,345

Total Philippines		52,345

Puerto Rico — 0.0%
Banking — 0.0%
First BanCorp (a),(b)	53,000	350,330
OFG Bancorp	100	1,310

		351,640

Health Care Facilities & Services — 0.0%
Triple-S Management Corp. B Shares (a),(b)	4,100	84,870

Technology Services — 0.0%
Evertec, Inc.	18,900	335,475

Total Puerto Rico		771,985

Republic of Korea — 0.1%
Hardware — 0.1%
LG Display Co. Ltd. ADR	400	5,140
Samsung Electronics Co. Ltd.	3,490	5,206,971

		5,212,111

Iron & Steel — 0.0%
POSCO ADR	100	5,255

Semiconductors — 0.0%
Magnachip Semiconductor Corp. (a)	14,200	88,040

Telecommunications — 0.0%
KT Corp. ADR	400	5,636

Total Republic of Korea		5,311,042

Russian Federation — 0.0%
Media — 0.0%
Yandex NV A Shares (a)	15,500	312,015

Total Russian Federation		312,015

Singapore — 0.3%
Machinery — 0.0%
China Yuchai International Ltd. (b)	1,894	26,156

Semiconductors — 0.3%
Broadcom Ltd.	75,085	13,272,776
Kulicke & Soffa Industries, Inc. (a),(b)	31,400	500,830

Total Singapore		13,799,762

South Africa — 0.0%
Metals & Mining — 0.0%
AngloGold Ashanti Ltd. ADR (a)	1,100	11,561
Gold Fields Ltd. ADR	165,200	497,252
Harmony Gold Mining Co. Ltd. ADR	25,700	56,797

		565,610

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2016 (Unaudited)

Security Description	Shares	Value
Oil, Gas & Coal — 0.0%
Sasol Ltd. ADR	200	$5,718

Specialty Finance — 0.0%
Net 1 UEPS Technologies, Inc. (a),(b)	14,500	166,460

Total South Africa		737,788

Spain — 0.0%
Biotechnology & Pharmaceuticals — 0.0%
Grifols SA ADR	37,700	605,839

Total Spain		605,839

Sweden — 0.0%
Hardware — 0.0%
Telefonaktiebolaget LM Ericsson ADR	17,700	103,191

Total Sweden		103,191

Switzerland — 0.5%
Biotechnology & Pharmaceuticals — 0.1%
Actelion Ltd. (d),(b)	27,617	5,980,113

Chemicals — 0.4%
Syngenta AG (d),(b)	40,767	16,113,834

Total Switzerland		22,093,947

Taiwan — 0.0%
Hardware — 0.0%
AU Optronics Corp. ADR	24,500	86,730

Semiconductors — 0.0%
Advanced Semiconductor Engineering, Inc. ADR	18,800	94,752
Himax Technologies, Inc. ADR	3,200	19,328
Silicon Motion Technology Corp. ADR	5,000	212,400
Siliconware Precision Industries Co. Ltd. ADR	20	146
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	7,900	227,125
United Microelectronics Corp. ADR	36,100	63,175

		616,926

Total Taiwan		703,656

Thailand — 0.0%
Design Manufacturing & Distribution — 0.0%
Fabrinet (a),(b)	31,000	1,249,300

Total Thailand		1,249,300

Turkey — 0.0%
Telecommunications — 0.0%
Turkcell Iletisim Hizmetleri AS ADR (a)	3,000	20,700

Total Turkey		20,700

United Kingdom — 0.3%
Banking — 0.0%
HSBC Holdings PLC ADR	6	241

Biotechnology & Pharmaceuticals — 0.0%
GlaxoSmithKline PLC ADR	23,900	920,389

Consumer Products — 0.1%
Coca-Cola European Partners PLC (c)	169,899	5,334,829

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2016 (Unaudited)

Security Description	Shares	Value
Media — 0.2%
Liberty Global PLC (a),(b)	147,758	$4,388,412
Liberty Global PLC A Shares (a)	53,827	1,646,568

		6,034,980

Telecommunications — 0.0%
Vodafone Group PLC ADR	60,500	1,478,015

Utilities — 0.0%
National Grid PLC ADR	199	11,608

Total United Kingdom		13,780,062

United States — 25.2%
Aerospace & Defense — 0.1%
AAR Corp.	3,900	128,895
Aerovironment, Inc. (a)	100	2,683
Arconic, Inc.	19,605	363,477
Ducommun, Inc. (a),(b)	5,800	148,248
Harris Corp.	582	59,637
Hexcel Corp.	8,200	421,808
KLX, Inc. (a)	1,900	85,709
Lockheed Martin Corp.	13,700	3,424,178
Moog, Inc. Class A (a),(b)	3,600	236,448
Orbital ATK, Inc.	8	702
Spirit AeroSystems Holdings, Inc. Class A	14,800	863,580
Triumph Group, Inc.	100	2,650
Woodward, Inc.	300	20,715

		5,758,730

Apparel & Textile Products — 0.3%
Albany International Corp. Class A	1,700	78,710
Crocs, Inc. (a)	10,300	70,658
Culp, Inc.	3,300	122,595
Fossil Group, Inc. (a)	2,500	64,650
Nike, Inc. Class B (b)	195,700	9,947,431
Perry Ellis International, Inc. (a),(b)	6,000	149,460
PVH Corp.	16,900	1,525,056
Ralph Lauren Corp.	2,900	261,928
Rocky Brands, Inc.	300	3,465
Skechers U.S.A., Inc. Class A (a)	30,600	752,148
Steven Madden Ltd. (a)	2,900	103,675
Unifi, Inc. (a)	400	13,052
Vince Holding Corp. (a),(b)	6,769	27,414

		13,120,242

Asset Management — 0.4%
Acacia Research Corp.	2,600	16,900
Affiliated Managers Group, Inc. (a)	12,900	1,874,370
American Capital Ltd. (a)	4,300	77,056
Apollo Investment Corp.	62,097	363,888
Ares Capital Corp. (b)	166,500	2,745,585
BlackRock Kelso Capital Corp. (b)	32,500	226,200
Calamos Asset Management, Inc. Class A (b)	7,100	60,705
Capital Southwest Corp.	200	3,230
Capitala Finance Corp.	8,800	113,784
E*TRADE Financial Corp. (a)	82,800	2,869,020
Federated Investors, Inc. Class B	8,700	246,036
Fidus Investment Corp. (b)	10,800	169,884
Fifth Street Finance Corp.	54,800	294,276
Fifth Street Senior Floating Rate Corp.	6,500	56,615
FS Investment Corp.	100	1,030
Garrison Capital, Inc. (b)	6,300	58,905

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2016 (Unaudited)

Security Description	Shares	Value
Gladstone Capital Corp. (b)	16,300	$153,057
Gladstone Investment Corp. (b)	17,700	149,742
Golub Capital BDC, Inc.	100	1,839
GSV Capital Corp.	1,400	7,042
Hercules Technology Growth Capital, Inc.	24,500	345,695
Horizon Technology Finance Corp. (b)	7,600	80,028
Invesco Ltd.	86,000	2,609,240
KCAP Financial, Inc. (b)	12,500	49,750
Legg Mason, Inc. (b)	26,900	804,579
Manning & Napier, Inc.	1,600	12,080
Medallion Financial Corp. (b)	7,700	23,254
Medley Capital Corp.	2,500	18,775
Monroe Capital Corp.	8,800	135,344
MVC Capital, Inc. (b)	2,500	21,450
Oppenheimer Holdings, Inc. Class A (b)	1,300	24,180
PennantPark Floating Rate Capital Ltd. (b)	8,062	113,755
PennantPark Investment Corp. (b)	37,700	288,782
Prospect Capital Corp.	22,100	184,535
Safeguard Scientifics, Inc. (a)	700	9,415
Solar Capital Ltd. (b)	11,100	231,102
Solar Senior Capital Ltd. (b)	8,800	144,672
Stellus Capital Investment Corp. (b)	6,000	72,360
TCP Capital Corp.	11,800	199,420
THL Credit, Inc. (b)	18,300	183,183
TICC Capital Corp. (b)	40,500	267,705
TPG Specialty Lending, Inc. (b)	18,500	345,580
Triangle Capital Corp.	17,600	322,784
TriplePoint Venture Growth BDC Corp.	4,700	55,366
Waddell & Reed Financial, Inc. Class A	2,800	54,628
WhiteHorse Finance, Inc. (b)	3,000	36,510

		16,123,336

Automotive — 0.2%
Adient PLC (a)	14,200	832,120
American Axle & Manufacturing Holdings, Inc. (a)	10,700	206,510
Cooper-Standard Holding, Inc. (a)	13,800	1,426,644
Delphi Automotive PLC	32,800	2,209,080
Gentherm, Inc. (a)	6,700	226,795
Goodyear Tire & Rubber Co.	1,900	58,653
Harman International Industries, Inc.	9,700	1,078,252
Horizon Global Corp. (a)	13,300	319,200
Methode Electronics, Inc.	2,200	90,970
Modine Manufacturing Co. (a)	7,200	107,280
Motorcar Parts of America, Inc. (a)	300	8,076
Superior Industries International, Inc.	100	2,635
Tenneco, Inc. (a),(b)	7,500	468,525
Tower International, Inc. (b)	2,800	79,380
Visteon Corp. (b)	21,200	1,703,208

		8,817,328

Banking — 0.2%
Access National Corp.	400	11,104
Arrow Financial Corp. (b)	840	34,020
Astoria Financial Corp.	5,800	108,170
Atlantic Capital Bancshares, Inc. (a)	3,800	72,200
Bancorp, Inc. (a),(b)	1,000	7,860
Bank Mutual Corp. (b)	5,600	52,920
Bank of Marin Bancorp	400	27,900
BankFinancial Corp.	2,255	33,419
Beneficial Bancorp, Inc.	27,182	500,149
BofI Holding, Inc. (a)	8,500	242,675
Bridge Bancorp, Inc.	300	11,370

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2016 (Unaudited)

Security Description	Shares	Value
Bryn Mawr Bank Corp.	200	$8,430
Capital Bank Financial Corp. Class A	100	3,925
Capitol Federal Financial, Inc.	600	9,876
Cardinal Financial Corp.	700	22,953
Centerstate Banks, Inc. (b)	29	730
Central Pacific Financial Corp. (b)	5,400	169,668
Charter Financial Corp. (b)	1,700	28,339
City Holding Co. (b)	100	6,760
Clifton Bancorp, Inc.	600	10,152
CoBiz Financial, Inc.	800	13,512
Commerce Bancshares, Inc.	20	1,156
CU Bancorp (a)	300	10,740
Dime Community Bancshares, Inc. (b)	3,700	74,370
East West Bancorp, Inc.	32,300	1,641,809
Enterprise Financial Services Corp.	500	21,500
Farmers Capital Bank Corp. (b)	100	4,205
FCB Financial Holdings, Inc. Class A (a)	14,000	667,800
Fidelity Southern Corp. (b)	4,400	104,148
Financial Institutions, Inc. (b)	2,200	75,240
First Bancorp/Southern Pines	3,800	103,132
First Business Financial Services, Inc.	600	14,232
First Community Bancshares, Inc. (b)	1,200	36,168
First Defiance Financial Corp.	2,000	101,480
First Financial Corp.	400	21,120
First Financial Northwest, Inc. (b)	1,700	33,558
First Interstate BancSystem, Inc. Class A (b)	3,200	136,160
Flushing Financial Corp.	3,900	114,621
FNB Corp.	37	593
Franklin Financial Network, Inc. (a)	1,100	46,035
Great Western Bancorp, Inc.	7,700	335,643
Guaranty Bancorp	800	19,360
Heartland Financial USA, Inc.	300	14,400
Heritage Commerce Corp.	10,800	155,844
Heritage Financial Corp.	100	2,575
HomeTrust Bancshares, Inc. (a)	200	5,180
Independent Bank Corp. (b)	4,600	99,820
Independent Bank Group, Inc. (b)	400	24,960
Lakeland Bancorp, Inc.	1,700	33,150
Macatawa Bank Corp.	100	1,041
Mercantile Bank Corp.	1,800	67,860
National Bankshares, Inc. (b)	200	8,690
Northrim BanCorp, Inc.	1,000	31,600
Northwest Bancshares, Inc.	100	1,803
OceanFirst Financial Corp.	6,792	203,964
Opus Bank	4,200	126,210
Oritani Financial Corp.	10,800	202,500
Pacific Premier Bancorp, Inc. (a),(b)	4,300	152,005
Park Sterling Corp. (b)	1,000	10,790
Peapack Gladstone Financial Corp.	800	24,704
People’s United Financial, Inc.	4,100	79,376
Peoples Bancorp, Inc.	500	16,230
Preferred Bank (b)	800	41,936
QCR Holdings, Inc.	100	4,330
Regions Financial Corp. (b)	77,900	1,118,644
Sandy Spring Bancorp, Inc.	400	15,996
Seacoast Banking Corp. of Florida (a)	3,000	66,180
ServisFirst Bancshares, Inc.	1,000	37,440
Southside Bancshares, Inc.	800	30,136
Southwest Bancorp, Inc. (b)	2,100	60,900
State Bank Financial Corp.	100	2,686
Stonegate Bank	3,000	125,190
Sun Bancorp, Inc. (b)	20	520

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2016 (Unaudited)

Security Description	Shares	Value
SVB Financial Group (a)	4,200	$720,972
TCF Financial Corp.	100	1,959
Trico Bancshares (b)	1,800	61,524
TriState Capital Holdings, Inc. (a),(b)	2,900	64,090
Triumph Bancorp, Inc. (a)	2,300	60,145
TrustCo Bank Corp.	700	6,125
Washington Trust Bancorp, Inc.	2,700	151,335
Waterstone Financial, Inc.	900	16,560
WSFS Financial Corp.	400	18,540
Yadkin Financial Corp.	50	1,713

		8,808,825

Biotechnology & Pharmaceuticals — 3.3%
Aceto Corp.	2,300	50,531
Acorda Therapeutics, Inc. (a)	31,600	594,080
Alexion Pharmaceuticals, Inc. (a),(d)	74,840	9,156,674
Alkermes PLC (a)	4,700	261,226
Amgen, Inc.	19,800	2,894,958
Amphastar Pharmaceuticals, Inc. (a)	300	5,526
Anika Therapeutics, Inc. (a)	4,700	230,112
ARIAD Pharmaceuticals, Inc. (a)	15,600	194,064
Biogen Idec, Inc. (a)	25,000	7,089,500
BioMarin Pharmaceutical, Inc. (a),(d)	161,600	13,386,944
BioSpecifics Technologies Corp. (a),(b)	100	5,570
Cambrex Corp. (a)	800	43,160
Celgene Corp. (a),(d),(b)	325,450	37,670,838
Chimerix, Inc. (a)	1,700	7,820
Coherus Biosciences, Inc. (a)	1,400	39,410
Corcept Therapeutics, Inc. (a)	21,300	154,638
Eiger BioPharmaceuticals, Inc. (a)	20	233
Emergent Biosolutions, Inc. (a)	200	6,568
Exelixis, Inc. (a)	351,600	5,242,356
Gilead Sciences, Inc. (b)	220,300	15,775,683
Heska Corp. (a)	1,100	78,760
Impax Laboratories, Inc. (a)	84,300	1,116,975
Incyte Corp. (a),(d),(b)	250,630	25,130,670
Infinity Pharmaceuticals, Inc. (a)	21,600	29,160
Insys Therapeutics, Inc. (a)	200	1,840
KemPharm, Inc. (a)	100	295
Lexicon Pharmaceuticals, Inc. (a)	2,115	29,250
Mallinckrodt PLC (a)	14,033	699,124
Merck & Co., Inc. (d)	307,990	18,131,371
Mylan NV (a)	13,300	507,395
Nektar Therapeutics (a)	39,400	483,438
Nivalis Therapeutics, Inc. (a)	1,400	3,136
Novavax, Inc. (a)	84,100	105,966
Omega Protein Corp. (a),(b)	7,200	180,360
Ophthotech Corp. (a)	49,300	238,119
Pain Therapeutics, Inc. (a)	400	228
PDL BioPharma, Inc. (b)	54,800	116,176
Perrigo Co. PLC	600	49,938
pSivida Corp. (a)	100	171
Rigel Pharmaceuticals, Inc. (a),(b)	2,100	4,998
SciClone Pharmaceuticals, Inc. (a),(b)	6,200	66,960
Seattle Genetics, Inc. (a)	5,100	269,127
Spark Therapeutics, Inc. (a)	65,903	3,288,560
Spectrum Pharmaceuticals, Inc. (a)	5,700	25,251
Sucampo Pharmaceuticals, Inc. Class A (a)	800	10,840
United Therapeutics Corp. (a)	7,700	1,104,411
USANA Health Sciences, Inc. (a),(b)	1,600	97,920
Valeant Pharmaceuticals International, Inc. (a)	32,600	473,352
Vanda Pharmaceuticals, Inc. (a)	5,400	86,130

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2016 (Unaudited)

Security Description	Shares	Value
Verastem, Inc. (a)	1,800	$2,016
Vertex Pharmaceuticals, Inc. (a)	17,900	1,318,693
Xencor, Inc. (a)	400	10,528
XOMA Corp. (a)	2,190	9,242

		146,480,291

Chemicals — 1.2%
Albemarle Corp.	25	2,152
Calgon Carbon Corp.	500	8,500
Celanese Corp.	62,700	4,936,998
Chemours Co. (The)	88,000	1,943,920
CSW Industrials, Inc. (a)	300	11,055
Dow Chemical Co. (b)	247,400	14,156,228
Eastman Chemical Co.	5,300	398,613
EI du Pont de Nemours & Co. (b)	223,800	16,426,920
FutureFuel Corp.	10,100	140,390
GCP Applied Technologies, Inc. (a)	1,700	45,475
Huntsman Corp.	94,800	1,808,784
KMG Chemicals, Inc.	3,000	116,670
Koppers Holdings, Inc. (a)	4,200	169,260
Kraton Performance Polymers, Inc. (a)	600	17,088
Kronos Worldwide, Inc.	1,100	13,134
Landec Corp. (a)	200	2,760
Lydall, Inc. (a)	2,100	129,885
Monsanto Co.	49,447	5,202,319
OMNOVA Solutions, Inc. (a)	12,600	126,000
Stepan Co. (b)	2,300	187,404
Trinseo SA	59,700	3,540,210
Univar, Inc. (a)	4,700	133,339
Versum Materials, Inc. (a)	12,000	336,840
Westlake Chemical Corp.	33,478	1,874,433
WR Grace & Co.	27,800	1,880,392

		53,608,769

Commercial Services — 0.1%
Advisory Board Co. (The) (a)	200	6,650
ARC Document Solutions, Inc. (a),(b)	8,100	41,148
Brink’s Co.	500	20,625
Care.com, Inc. (a)	4,800	41,136
CBIZ, Inc. (a),(b)	4,200	57,540
CDI Corp.	4,800	35,520
Collectors Universe, Inc. (b)	700	14,861
CorVel Corp. (a)	2,000	73,200
CRA International, Inc. (b)	3,000	109,800
Cross Country Healthcare, Inc. (a)	3,500	54,635
Ennis, Inc. (b)	3,800	65,930
GP Strategies Corp. (a),(b)	100	2,860
Hackett Group, Inc. (b)	3,600	63,576
Heidrick & Struggles International, Inc. (b)	600	14,490
Hill International, Inc. (a)	300	1,305
Information Services Group, Inc. (a)	1,500	5,460
Insperity, Inc. (b)	4,000	283,800
Kelly Services, Inc. Class A	3,000	68,760
Navigant Consulting, Inc. (a),(b)	6,600	172,788
Quad/Graphics, Inc. (b)	13,600	365,568
Resources Connection, Inc. (b)	600	11,550
RPX Corp. (a),(b)	14,800	159,840
RR Donnelley & Sons Co.	31,866	520,053
ServiceMaster Global Holdings, Inc. (a)	100	3,767
SP Plus Corp. (a)	800	22,520
TriNet Group, Inc. (a)	7,400	189,588
TrueBlue, Inc. (a)	1,300	32,045

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2016 (Unaudited)

Security Description	Shares	Value
Vectrus, Inc. (a)	1,100	$26,235
Viad Corp.	3,000	132,300
Willdan Group, Inc. (a)	200	4,518

		2,602,068

Construction Materials — 0.1%
Advanced Drainage Systems, Inc.	3,600	74,160
Apogee Enterprises, Inc.	3,000	160,680
Boise Cascade Co. (a)	8,200	184,500
Continental Building Products, Inc. (a),(b)	23,200	535,920
Louisiana-Pacific Corp. (a)	9,400	177,942
Owens Corning	6,600	340,296
Patrick Industries, Inc. (a),(b)	1,450	110,635
Ply Gem Holdings, Inc. (a)	100	1,625
Summit Materials, Inc. Class A (a)	15,100	359,229
Universal Forest Products, Inc.	4,000	408,720

		2,353,707

Consumer Products — 0.7%
Brown-Forman Corp. Class B	900	40,428
Cadiz, Inc. (a)	600	7,500
Central Garden and Pet Co. Class A (a),(b)	8,100	250,290
Clearwater Paper Corp. (a)	3,400	222,870
Colgate-Palmolive Co.	40,500	2,650,320
Constellation Brands, Inc. Class A (b)	59,500	9,121,945
Craft Brew Alliance, Inc. (a)	200	3,380
Dean Foods Co.	600	13,068
Edgewell Personal Care Co. (a)	2,200	160,578
Energizer Holdings, Inc.	15,300	682,533
Female Health Co. (a),(b)	900	819
Helen of Troy Ltd. (a)	2,800	236,460
Herbalife Ltd. (a)	4,000	192,560
Hormel Foods Corp.	100	3,481
HRG Group, Inc. (a)	61,000	949,160
John B. Sanfilippo & Son, Inc. (b)	5,400	380,106
Kellogg Co.	10,800	796,068
Mead Johnson Nutrition Co.	3,900	275,964
Philip Morris International, Inc. (b)	70,600	6,459,194
Pilgrim’s Pride Corp. (b)	22,400	425,376
Primo Water Corp. (a)	6,900	84,732
Revlon, Inc. Class A (a)	100	2,915
Reynolds American, Inc.	136,356	7,641,390
Senomyx, Inc. (a)	7,700	7,392
Tootsie Roll Industries, Inc.	25	994
Tyson Foods, Inc. Class A	1,100	67,848
Universal Corp.	200	12,750
Vector Group Ltd. (b)	25,574	581,553
WhiteWave Foods Co. Class A (a),(d)	16,435	913,786

		32,185,460

Consumer Services — 0.0%
Aaron’s, Inc.	4,200	134,358
American Public Education, Inc. (a),(b)	4,500	110,475
Apollo Education Group, Inc. (a)	5,500	54,450
Bridgepoint Education, Inc. (a),(b)	5,300	53,689
Capella Education Co.	5,100	447,780
Career Education Corp. (a)	1,300	13,117
Carriage Services, Inc.	5,600	160,384
DeVry Education Group, Inc. (b)	17,000	530,400
K12, Inc. (a),(b)	8,800	151,008
Nutrisystem, Inc.	5,900	204,435
Regis Corp. (a)	3,800	55,176
Universal Technical Institute, Inc. (b)	3,100	9,021

		1,924,293

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2016 (Unaudited)

Security Description	Shares	Value
Containers & Packaging — 0.3%
AEP Industries, Inc.	600	$69,660
Bemis Co., Inc.	100	4,782
Berry Plastics Group, Inc. (a),(b)	220,724	10,755,881
Crown Holdings, Inc. (a)	7,200	378,504
Graphic Packaging Holding Co.	102,900	1,284,192
Greif, Inc. Class A	1,600	82,096
Myers Industries, Inc.	400	5,720
Sealed Air Corp.	400	18,136
WestRock Co.	6,800	345,236

		12,944,207

Design Manufacturing & Distribution — 0.2%
Arrow Electronics, Inc. (a)	1,000	71,300
Flextronics International Ltd. (a),(b)	222,700	3,200,199
Jabil Circuit, Inc.	100,500	2,378,835
Plexus Corp. (a)	1,400	75,656
Sanmina Corp. (a),(b)	17,700	648,705
Tech Data Corp. (a)	1,500	127,020

		6,501,715

Distributors — Consumer Staples — 0.1%
Andersons, Inc. (b)	1,400	62,580
Bunge Ltd. (b)	30,500	2,203,320
Calavo Growers, Inc.	300	18,420
United Natural Foods, Inc. (a)	1,300	62,036
US Foods Holding Corp. (a)	4,200	115,416

		2,461,772

Distributors — Discretionary — 0.0%
Bassett Furniture Industries, Inc. (b)	1,300	39,520
Essendant, Inc.	7,800	163,020
G-III Apparel Group Ltd. (a)	27,300	806,988
Insight Enterprises, Inc. (a),(b)	1,900	76,836
ScanSource, Inc. (a),(b)	1,100	44,385

		1,130,749

Electrical Equipment — 0.3%
Acuity Brands, Inc.	200	46,172
Allegion PLC (b)	63,300	4,051,200
Argan, Inc.	2,400	169,320
Babcock & Wilcox Enterprises, Inc. (a)	24,000	398,160
Bel Fuse, Inc. Class B	100	3,090
Belden, Inc.	2,600	194,402
BWX Technologies, Inc.	8,000	317,600
Cree, Inc. (a)	17,100	451,269
Eaton Corp. PLC	21,600	1,449,144
FARO Technologies, Inc. (a)	3,100	111,600
Generac Holdings, Inc. (a)	1,100	44,814
Houston Wire & Cable Co. (b)	2,300	14,950
Ingersoll-Rand PLC	97,100	7,286,384
Kimball Electronics, Inc. (a)	100	1,820
Lennox International, Inc.	1,100	168,487
LSI Industries, Inc.	3,200	31,168
Powell Industries, Inc.	500	19,500
SPX Corp. (a)	9,200	218,224
Stoneridge, Inc. (a)	1,000	17,690

		14,994,994

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2016 (Unaudited)

Security Description	Shares	Value
Engineering & Construction Services — 0.2%
AECOM Technology Corp. (a)	22,404	$814,609
Chicago Bridge & Iron Co. NV	22,500	714,375
Comfort Systems USA, Inc. (b)	14,700	489,510
Dycom Industries, Inc. (a)	11,200	899,248
EnerNOC, Inc. (a)	100	600
Fluor Corp.	3,700	194,324
Granite Construction, Inc.	300	16,500
Great Lakes Dredge & Dock Corp. (a)	2,300	9,660
Installed Building Products, Inc. (a)	900	37,170
Jacobs Engineering Group, Inc. (a)	58,800	3,351,600
KBR, Inc.	1,000	16,690
Kratos Defense & Security Solutions, Inc. (a)	2,700	19,980
Layne Christensen Co. (a)	7,200	78,264
MasTec, Inc. (a)	15,300	585,225
Mistras Group, Inc. (a)	3,400	87,312
MYR Group, Inc. (a),(b)	10,400	391,872
Orion Marine Group, Inc. (a),(b)	6,300	62,685
Primoris Services Corp.	4,500	102,510
Quanta Services, Inc. (a)	38,720	1,349,392
Sterling Construction Co., Inc. (a)	6,400	54,144
TopBuild Corp. (a)	5,855	208,438
TRC Cos., Inc. (a)	200	2,120
Tutor Perini Corp. (a)	7,300	204,400

		9,690,628

Forest & Paper Products — 0.0%
Domtar Corp.	1,600	62,448
Resolute Forest Products, Inc. (a)	2,100	11,235
Schweitzer-Mauduit International, Inc.	100	4,553

		78,236

Gaming, Lodging & Restaurants — 0.8%
Bloomin’ Brands, Inc.	6,000	108,180
Bojangles’, Inc. (a)	13,000	242,450
Boyd Gaming Corp. (a)	7,300	147,241
Bravo Brio Restaurant Group, Inc. (a),(b)	9,300	35,340
Caesars Acquisition Co. Class A (a),(b)	1,800	24,300
Caesars Entertainment Corp. (a)	34,500	293,250
Carrols Restaurant Group, Inc. (a)	20,900	318,725
Churchill Downs, Inc. (b)	6,700	1,008,015
Darden Restaurants, Inc.	100	7,272
Dave & Buster’s Entertainment, Inc. (a)	56,100	3,158,430
Del Frisco’s Restaurant Group, Inc. (a),(b)	10,300	175,100
Del Taco Restaurants, Inc. (a)	200	2,824
Domino’s Pizza, Inc. (b)	51,100	8,137,164
El Pollo Loco Holdings, Inc. (a)	1,200	14,760
Eldorado Resorts, Inc. (a)	13,000	220,350
Famous Dave’s of America, Inc. (a)	1,600	7,920
Habit Restaurants, Inc. (The) Class A (a)	100	1,725
Hyatt Hotels Corp. Class A (a)	44,500	2,459,070
ILG, Inc.	4	73
International Game Technology PLC	6,400	163,328
Isle of Capri Casinos, Inc. (a),(b)	13,647	336,944
J Alexander’s Holdings, Inc. (a)	1,100	11,825
Jack in the Box, Inc.	4,400	491,216
La Quinta Holdings, Inc. (a)	17,100	242,991
Las Vegas Sands Corp.	12,800	683,648
Marriott International, Inc. Class A	14	1,158

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2016 (Unaudited)

Security Description	Shares	Value
MGM Resorts International (a),(b)	257,100	$7,412,193
Monarch Casino & Resort, Inc. (a)	1,200	30,936
Pinnacle Entertainment, Inc. (a)	1,700	24,650
Popeyes Louisiana Kitchen, Inc. (a),(b)	12,000	725,760
Potbelly Corp. (a)	11,800	152,220
Royal Caribbean Cruises Ltd.	7,100	582,484
Ruth’s Hospitality Group, Inc.	7,100	129,930
Sonic Corp.	6,000	159,060
Starbucks Corp.	73,200	4,064,064
Wendy’s Co.	15,200	205,504
Wingstop, Inc.	6,700	198,253
Wyndham Worldwide Corp.	500	38,185
Yum! Brands, Inc.	44,200	2,799,186

		34,815,724

Hardware — 1.0%
A10 Networks, Inc. (a)	35,800	297,498
Apple, Inc.	28,739	3,328,551
Cisco Systems, Inc.	45,500	1,375,010
Clearfield, Inc. (a)	1,100	22,770
CommScope Holding Co., Inc. (a)	4,800	178,560
Comtech Telecommunications Corp. (b)	12,400	146,940
Cray, Inc. (a),(b)	6,500	134,550
Daktronics, Inc. (b)	3,500	37,450
Datalink Corp. (a)	4,100	46,166
Dolby Laboratories, Inc. Class A (b)	37,100	1,676,549
Eastman Kodak Co. (a)	4,200	65,100
Emcore Corp.	26,300	228,810
Extreme Networks (a)	15,400	77,462
F5 Networks, Inc. (a)	15,400	2,228,688
Finisar Corp. (a)	102,800	3,111,756
Fitbit, Inc. (a)	238,100	1,742,892
Gigamon, Inc. (a)	5,600	255,080
Harmonic, Inc. (a)	4,600	23,000
HP, Inc. (b)	513,400	7,618,856
Immersion Corp. (a)	6,400	68,032
Infinera Corp. (a)	40,400	342,996
Knowles Corp. (a)	2,613	43,663
KVH Industries, Inc. (a)	700	8,260
Lumentum Holdings, Inc. (a)	47,700	1,843,605
Mitel Networks Corp. (a)	22	150
NCR Corp. (a)	1,500	60,840
Nimble Storage, Inc. (a)	1,100	8,712
Pitney Bowes, Inc.	40,800	619,752
Pure Storage, Inc. Class A (a)	21,600	244,296
Quantum Corp. (a)	1,000	832
Seagate Technology PLC	133,700	5,103,329
ShoreTel, Inc. (a),(b)	28,800	205,920
Sonus Networks, Inc. (a)	30,900	194,670
Stratasys Ltd. (a)	271	4,482
Telenav, Inc. (a),(b)	2,600	18,330
TTM Technologies, Inc. (a),(b)	22,200	302,586
VeriFone Systems, Inc. (a)	16,100	285,453
Viavi Solutions, Inc. (a),(b)	122,600	1,002,868
Vicor Corp. (a),(b)	500	7,550
Vishay Precision Group, Inc. (a),(b)	2,500	47,250
Vocera Communications, Inc. (a)	15,700	290,293
VOXX International Corp. (a),(b)	4,800	22,560
Western Digital Corp. (b)	189,300	12,862,935

		46,185,052

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2016 (Unaudited)

Security Description	Shares	Value
Health Care Facilities & Services — 3.1%
AAC Holdings, Inc. (a)	3,900	$28,236
Addus HomeCare Corp. (a),(b)	1,900	66,595
Adeptus Health, Inc. Class A (a)	2,500	19,100
Aetna, Inc. (d),(b)	205,450	25,477,854
Air Methods Corp. (a)	10,700	340,795
Almost Family, Inc. (a),(b)	2,100	92,610
Anthem, Inc. (b)	6,400	920,128
Charles River Laboratories International, Inc. (a)	7,200	548,568
Chemed Corp.	500	80,205
Cigna Corp. (d),(b)	113,520	15,142,433
Civitas Solutions, Inc. (a)	2,100	41,790
Community Health Systems, Inc. (a)	126,800	708,812
Digirad Corp. (b)	1,900	9,500
Diplomat Pharmacy, Inc. (a)	10,700	134,820
Ensign Group, Inc.	500	11,105
Enzo Biochem, Inc. (a)	10,600	73,564
Five Star Quality Care, Inc. (a)	2,178	5,881
HCA Holdings, Inc. (a),(d)	114,230	8,455,305
Henry Schein, Inc. (a)	4,600	697,866
Humana, Inc. (d),(b)	17,415	3,553,182
Inc. Research Holdings, Inc. Class A (a)	14,700	773,220
Laboratory Corp. of America Holdings (a),(d),(b)	196,070	25,171,467
LHC Group, Inc. (a)	2,700	123,390
LifePoint Hospitals, Inc. (a)	3,300	187,440
Magellan Health, Inc. (a)	2,900	218,225
McKesson Corp.	38,800	5,449,460
Molina Healthcare, Inc. (a)	1,700	92,242
PRA Health Sciences, Inc. (a)	2,600	143,312
Providence Service Corp. (a)	500	19,025
Quest Diagnostics, Inc. (d)	271,180	24,921,442
Quintiles Transnational Holdings, Inc. (a),(b),(c)	48,610	3,696,790
Quorum Health Corp. (a)	200	1,454
RadNet, Inc. (a),(b)	7,400	47,730
Tivity Health, Inc. (a)	25,100	571,025
UnitedHealth Group, Inc. (d)	114,800	18,372,592
Universal American Corp. (a),(b)	6,900	68,655
Universal Health Services, Inc. Class B	10,900	1,159,542
WellCare Health Plans, Inc. (a)	900	123,372

		137,548,732

Home & Office Products — 0.3%
ACCO Brands Corp. (a)	4,500	58,725
American Woodmark Corp. (a),(b)	9,700	729,925
Armstrong Flooring, Inc. (a)	600	11,946
Armstrong World Industries, Inc. (a)	4,200	175,560
DR Horton, Inc.	26,800	732,444
Fortune Brands Home & Security, Inc.	16,100	860,706
Hooker Furniture Corp. (b)	1,300	49,335
Interface, Inc. (b)	2,900	53,795
Kimball International, Inc. Class B (b)	7,300	128,188
Knoll, Inc.	6,400	178,752
La-Z-Boy, Inc.	6,600	204,930
Libbey, Inc. (b)	1,700	33,082
Masco Corp. (b)	233,000	7,367,460
Masonite International Corp. (a)	4,000	263,200
NACCO Industries, Inc. Class A	100	9,055
PGT, Inc. (a)	200	2,290
PICO Holdings, Inc. (a)	300	4,545
Quanex Building Products Corp.	5,500	111,650
Stanley Black & Decker, Inc.	2,900	332,601

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2016 (Unaudited)

Security Description	Shares	Value
Steelcase, Inc. Class A	6,700	$119,930

		11,428,119

Industrial Services — 0.1%
H&E Equipment Services, Inc.	5,900	137,175
HD Supply Holdings, Inc. (a),(b)	88,200	3,749,382
Herc Holdings, Inc. (a)	8,154	327,465
McGrath RentCorp	1,300	50,947
Titan Machinery, Inc. (a)	7,500	109,275
United Rentals, Inc. (a)	1,800	190,044
WESCO International, Inc. (a),(b)	28,000	1,863,400

		6,427,688

Institutional Financial Services — 0.0%
Bank of New York Mellon Corp.	2,300	108,974
Cowen Group, Inc. Class A (a)	3,025	46,888
Evercore Partners, Inc. Class A	300	20,610
Gain Capital Holdings, Inc.	600	3,948
Greenhill & Co., Inc.	200	5,540
Houlihan Lokey, Inc.	2,800	87,136
INTL. FCStone, Inc. (a),(b)	600	23,760
KCG Holdings, Inc. Class A (a)	3,600	47,700
LPL Financial Holdings, Inc.	3,500	123,235
Moelis & Co. Class A	2,300	77,970
Virtu Financial, Inc. Class A	200	3,190

		548,951

Insurance — 0.3%
American Equity Investment Life Holding Co.	35,300	795,662
Assurant, Inc.	1,000	92,860
Assured Guaranty Ltd. (b)	20,900	789,393
Atlas Financial Holdings, Inc. (a)	300	5,415
Baldwin & Lyons, Inc. Class B	1,700	42,840
Citizens, Inc. (a)	200	1,964
CNO Financial Group, Inc.	11,700	224,055
Crawford & Co. Class B	100	1,256
eHealth, Inc. (a)	10,700	113,955
Employers Holdings, Inc. (b)	10,200	403,920
Federated National Holding Co.	200	3,738
Genworth Financial, Inc. Class A (a)	5,900	22,479
Greenlight Capital Re Ltd. A Shares (a)	500	11,400
Hanover Insurance Group, Inc.	2,600	236,626
Heritage Insurance Holdings, Inc. (b)	9,200	144,164
Lincoln National Corp. (b)	102,700	6,805,929
Maiden Holdings Ltd. (b)	20,000	349,000
Old Republic International Corp.	5,700	108,300
OneBeacon Insurance Group Ltd. Class A (b)	5,300	85,065
Radian Group, Inc.	8,700	156,426
Safety Insurance Group, Inc.	900	66,330
State Auto Financial Corp. (b)	82	2,198
State National Cos., Inc.	4,200	58,212
Trupanion, Inc. (a)	5,300	82,256
United Insurance Holdings Corp.	400	6,056
Universal Insurance Holdings, Inc.	4,300	122,120
Voya Financial, Inc.	82,900	3,251,338
WR Berkley Corp.	100	6,651

		13,989,608

Iron & Steel — 0.1%
Carpenter Technology Corp.	4,400	159,148
Haynes International, Inc.	600	25,794

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2016 (Unaudited)

Security Description	Shares	Value
Northwest Pipe Co. (a)	1,200	$20,664
Nucor Corp.	21,200	1,261,824
Ryerson Holding Corp. (a)	24,100	321,735
Schnitzer Steel Industries, Inc. Class A	1,200	30,840
Steel Dynamics, Inc. (b)	30,300	1,078,074
SunCoke Energy, Inc. (a),(b)	32,100	364,014
TimkenSteel Corp. (a)	14,800	229,104
United States Steel Corp.	26,600	878,066

		4,369,263

Leisure Products — 0.0%
Black Diamond, Inc. (a)	4,700	25,145
Callaway Golf Co.	2,100	23,016
JAKKS Pacific, Inc. (a)	4,300	22,145
MCBC Holdings, Inc.	12,000	174,960

		245,266

Machinery — 0.1%
Columbus McKinnon Corp.	1,500	40,560
Crane Co.	100	7,212
Douglas Dynamics, Inc.	1,300	43,745
Federal Signal Corp.	10,600	165,466
Graham Corp. (b)	1,600	35,440
Hyster-Yale Materials Handling, Inc. (b)	400	25,508
Kadant, Inc. (b)	2,700	165,240
MTS Systems Corp.	3,500	198,450
Mueller Water Products, Inc. Class A	1,800	23,958
Oshkosh Corp.	31,000	2,002,910
Regal-Beloit Corp.	500	34,625
Rexnord Corp. (a)	1,600	31,344
SPX FLOW, Inc. (a)	9,500	304,570
Titan International, Inc.	6,800	76,228
Xerium Technologies, Inc. (a),(b)	3,900	21,918

		3,177,174

Manufactured Goods — 0.0%
Aegion Corp. (a),(b)	3,800	90,060
Chart Industries, Inc. (a),(b)	13,500	486,270
Core Molding Technologies, Inc. (a)	400	6,844
Gibraltar Industries, Inc. (a),(b)	7,600	316,540
Global Brass & Copper Holdings, Inc.	4,000	137,200
Insteel Industries, Inc.	5,600	199,584
LB Foster Co. Class A	5,100	69,360
NCI Building Systems, Inc. (a)	2,100	32,865
Rogers Corp. (a)	1,700	130,577
Simpson Manufacturing Co., Inc.	900	39,375

		1,508,675

Media — 0.9%
Autobytel, Inc. (a),(b)	2,500	33,625
Bankrate, Inc. (a)	21,700	239,785
Boingo Wireless, Inc. (a),(b)	14,600	177,974
Charter Communications, Inc. Class A (a)	640	184,269
Clear Channel Outdoor Holdings, Inc. Class A (b)	7,400	37,370
DHI Group, Inc. (a)	14,500	90,625
Entercom Communications Corp. Class A (b)	3,700	56,610
Eros International PLC (a),(b)	300	3,915
Expedia, Inc. (b)	125,316	14,195,797
Gannett Co., Inc.	10,400	100,984
GoDaddy, Inc. Class A (a)	6,600	230,670
Harte-Hanks, Inc. (b)	11,500	17,365

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2016 (Unaudited)

Security Description	Shares	Value
IAC/InterActiveCorp	3,900	$252,681
Lee Enterprises, Inc. (a)	300	870
Liberty Broadband Corp. Class A (a),(d),(b)	13,333	966,109
Liberty Broadband Corp. Class C (a),(d),(b)	32,621	2,416,237
Liberty Media Group Class A (a)	8	251
Liberty SiriusXM Group Class A (a),(d),(b)	91,435	3,156,336
Liberty SiriusXM Group Class C (a),(d),(b)	82,473	2,797,484
Liberty TripAdvisor Holdings, Inc. Class A (a)	24,500	368,725
Marchex, Inc. Class B (a)	7,100	18,815
Marin Software, Inc. (a)	3,700	8,695
McClatchy Co. (The) Class A (a)	90	1,186
MDC Partners, Inc. Class A	1,700	11,135
MSG Networks, Inc. (a),(b)	1,800	38,700
National CineMedia, Inc. (b)	14,900	219,477
Netflix, Inc. (a)	15,300	1,894,140
New Media Investment Group, Inc.	3,900	62,361
News Corp. Class A (b)	120,100	1,376,346
RetailMeNot, Inc. (a),(b)	22,000	204,600
Rubicon Project, Inc. (a)	17,600	130,592
Scholastic Corp.	800	37,992
Shutterfly, Inc. (a)	2,800	140,504
TechTarget, Inc. (a),(b)	5,600	47,768
Time Warner, Inc. (d)	20,000	1,930,600
TiVo Corp. (a)	48,982	1,023,724
Townsquare Media, Inc. Class A (a)	200	2,082
Travelzoo, Inc. (a)	100	940
TripAdvisor, Inc. (a)	8,400	389,508
Tucows, Inc. Class A (a)	100	3,525
Twenty-First Century Fox, Inc. Class A	16,100	451,444
VeriSign, Inc. (a),(b)	58,800	4,472,916
Viacom, Inc.	12,800	449,280
Web.com Group, Inc. (a)	700	14,805
WebMD Health Corp. (a)	49,623	2,459,812
XO Group, Inc. (a),(b)	6,600	128,370
YuMe, Inc. (a)	2,400	8,592
Zillow Group, Inc. (a)	18	656

		40,856,247

Medical Equipment & Devices — 3.4%
Abbott Laboratories	24,500	941,045
Accuray, Inc. (a)	3,700	17,020
Agilent Technologies, Inc.	92,000	4,191,520
AngioDynamics, Inc. (a),(b)	13,600	229,432
AtriCure, Inc. (a)	400	7,828
AxoGen, Inc. (a)	100	900
Baxter International, Inc. (d),(b)	262,893	11,656,676
Becton Dickinson and Co.	3,200	529,760
BioTelemetry, Inc. (a)	5,300	118,455
Boston Scientific Corp. (a)	18,307	395,980
Cardiovascular Systems, Inc. (a)	2,700	65,367
Catalent, Inc. (a)	1,700	45,832
CR Bard, Inc. (d),(b)	71,410	16,042,971
CryoLife, Inc. (b)	5,000	95,750
Cutera, Inc. (a)	2,900	50,315
Cynosure, Inc. Class A (a)	500	22,800
Danaher Corp. (d)	221,330	17,228,327
Dentsply Sirona, Inc. (c),(b)	224,616	12,967,082
Derma Sciences, Inc. (a)	300	1,560
Endologix, Inc. (a)	3,300	18,876
Exactech, Inc. (a),(b)	1,800	49,140
FONAR Corp. (a)	100	1,915
GenMark Diagnostics, Inc. (a)	1,600	19,584

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2016 (Unaudited)

Security Description	Shares	Value
Genomic Health, Inc. (a),(b)	7,500	$220,425
Glaukos Corp. (a)	8,100	277,830
Globus Medical, Inc. (a)	2,900	71,949
Halyard Health, Inc. (a)	700	25,886
Harvard Bioscience, Inc. (a),(b)	500	1,525
Hologic, Inc. (a),(d),(b)	374,840	15,038,581
Inogen, Inc. (a)	1,700	114,189
Insulet Corp. (a)	19,100	719,688
Integra LifeSciences Holdings Corp. (a)	2,900	248,791
Intuitive Surgical, Inc. (a),(d)	35,440	22,474,985
LeMaitre Vascular, Inc.	4,700	119,098
Luminex Corp. (a),(b)	2,400	48,552
Masimo Corp. (a)	600	40,440
Medtronic PLC	183,697	13,084,737
Merit Medical Systems, Inc. (a),(b)	13,000	344,500
Myriad Genetics, Inc. (a)	86,800	1,446,956
NanoString Technologies, Inc. (a)	200	4,460
OraSure Technologies, Inc. (a),(b)	36,200	317,836
Orthofix International NV (a)	11,500	416,070
QIAGEN NV (a)	13,883	389,002
RTI Surgical, Inc. (a)	12,200	39,650
SeaSpine Holdings Corp. (a)	200	1,580
Spectranetics Corp. (a)	10,400	254,800
St Jude Medical, Inc.	70,464	5,650,508
STAAR Surgical Co. (a)	1,200	13,020
SurModics, Inc. (a),(b)	3,500	88,900
Thermo Fisher Scientific, Inc. (d)	66,540	9,388,794
VWR Corp. (a)	5,400	135,162
Waters Corp. (a)	300	40,415
Zimmer Holdings, Inc. (d),(b)	160,510	16,564,632

		152,281,096

Metals & Mining — 0.1%
Alcoa Corp.	58,901	1,653,940
Century Aluminum Co. (a)	34,200	292,752
Coeur Mining, Inc. (a)	36	327
Encore Wire Corp. (b)	800	34,680
Fairmount Santrol Holdings, Inc. (a)	33,000	389,070
Golden Star Resources Ltd. (a)	6,100	4,548
Harsco Corp.	10,100	137,360
Hecla Mining Co.	1,600	8,384
Newmont Mining Corp.	100	3,407
US Silica Holdings, Inc.	4,800	272,064

		2,796,532

Oil, Gas & Coal — 0.9%
Abraxas Petroleum Corp. (a)	16,700	42,919
Arch Coal, Inc. (a)	300	23,415
Archrock, Inc.	1,900	25,080
Baker Hughes, Inc. (b)	135,400	8,796,938
Bill Barrett Corp. (a)	33,700	235,563
Bristow Group, Inc.	200	4,096
Carrizo Oil & Gas, Inc. (a)	21,900	817,965
Chesapeake Energy Corp. (a)	43,500	305,370
Cimarex Energy Co.	700	95,130
Civeo Corp. (a)	3,000	6,600
Cloud Peak Energy, Inc. (a)	9,900	55,539
Concho Resources, Inc. (a)	31,600	4,190,160
CONSOL Energy, Inc.	176,000	3,208,480
Contango Oil & Gas Co. (a)	600	5,604
Dawson Geophysical Co. (a),(b)	840	6,753
Diamond Offshore Drilling, Inc.	36,500	646,050

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2016 (Unaudited)

Security Description	Shares	Value
Dril-Quip, Inc. (a)	600	$36,030
Era Group, Inc. (a)	600	10,182
Evolution Petroleum Corp. (b)	2,500	25,000
Exterran Corp. (a)	3,900	93,210
FMC Technologies, Inc. (a),(b)	27,000	959,310
Geospace Technologies Corp. (a)	100	2,036
Gulf Island Fabrication, Inc. (b)	2,600	30,940
Hallador Energy Co.	600	5,454
Helix Energy Solutions Group, Inc. (a),(b)	62,200	548,604
HollyFrontier Corp.	200	6,552
Independence Contract Drilling, Inc. (a)	12,600	84,420
ION Geophysical Corp. (a)	486	2,916
Marathon Petroleum Corp.	156,600	7,884,810
Matrix Service Co. (a),(b)	5,600	127,120
McDermott International, Inc. (a)	53,900	398,321
MRC Global, Inc. (a)	18,500	374,810
Natural Gas Services Group, Inc. (a)	3,000	96,450
Newfield Exploration Co. (a)	109,100	4,418,550
Newpark Resources, Inc. (a),(b)	8,600	64,500
Noble Energy, Inc.	5,903	224,668
NOW, Inc. (a)	900	18,423
Oil States International, Inc. (a)	2,000	78,000
Parker Drilling Co. (a)	3,300	8,580
Patterson-UTI Energy, Inc.	5,100	137,292
PHI, Inc. (a)	1,300	23,426
Pioneer Energy Services Corp. (a)	13,900	95,215
QEP Resources, Inc.	14,300	263,263
Range Resources Corp.	13	447
Rice Energy, Inc. (a)	300	6,405
Rowan Cos. PLC Class A	800	15,112
Spectra Energy Corp.	14,700	604,023
Tesco Corp. (b)	4,200	34,650
Tesoro Corp.	2,900	253,605
TETRA Technologies, Inc. (a)	12,400	62,248
Transocean Ltd. (a)	124,900	1,841,026
TravelCenters of America LLC (a)	4,500	31,950
Unit Corp. (a)	8,200	220,334
VAALCO Energy, Inc. (a)	3,400	3,536

		37,557,080

Passenger Transportation — 0.2%
Hawaiian Holdings, Inc. (a),(b)	49,300	2,810,100
JetBlue Airways Corp. (a)	9,400	210,748
SkyWest, Inc.	300	10,935
Spirit Airlines, Inc. (a),(b)	60,100	3,477,386

		6,509,169

Real Estate — 0.4%
Armada Hoffler Properties, Inc. (b)	700	10,199
CareTrust REIT, Inc.	5,800	88,856
CatchMark Timber Trust, Inc. Class A	2,500	28,150
Cedar Realty Trust, Inc.	4,000	26,120
Chesapeake Lodging Trust	2,400	62,064
CoreCivic, Inc.	62,900	1,538,534
Equity Commonwealth (a)	1,000	30,240
FelCor Lodging Trust, Inc. (b)	3,400	27,234
Forestar Group, Inc. (a)	14,900	198,170
Gaming and Leisure Properties, Inc.	45	1,378
Gladstone Commercial Corp. (b)	12,000	241,200
Gramercy Property Trust REIT	161	1,478
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	200	3,798
InfraREIT, Inc.	12,500	223,875

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2016 (Unaudited)

Security Description	Shares	Value
Investors Real Estate Trust	100	$713
Iron Mountain, Inc.	8,800	285,824
iStar Financial, Inc. (a)	100	1,237
Jones Lang LaSalle, Inc. (b)	30,800	3,112,032
Kite Realty Group Trust	3,900	91,572
Lamar Advertising Co. Class A (c),(b)	100,979	6,789,828
LTC Properties, Inc.	18	846
MGM Growth Properties LLC Class A	63,201	1,599,617
Monmouth Real Estate Investment Corp. Class A (b)	600	9,144
National Storage Affiliates Trust	800	17,656
NexPoint Residential Trust, Inc.	4,000	89,360
NorthStar Realty Europe Corp.	1,700	21,369
One Liberty Properties, Inc.	3,300	82,896
Outfront Media, Inc.	9,600	238,752
Preferred Apartment Communities, Inc. Class A	6,100	90,951
Ramco-Gershenson Properties Trust	1,200	19,896
RE/MAX Holdings, Inc. Class A	23	1,288
Realogy Holdings Corp. (b)	124,000	3,190,520
Sabra Health Care REIT, Inc.	900	21,978
Saul Centers, Inc.	100	6,661
Silver Bay Realty Trust Corp.	2,700	46,278
Spirit Realty Capital, Inc.	5,100	55,386
STORE Capital Corp.	2,000	49,420
Tier REIT, Inc.	800	13,912
UMH Properties, Inc.	900	13,545
Urstadt Biddle Properties, Inc. Class A (b)	3,500	84,385
WP Carey, Inc.	15,800	933,622

		19,349,984

Recreation Facilities & Services — 0.1%
Drive Shack, Inc.	92,633	348,300
International Speedway Corp. Class A	1,200	44,160
Intrawest Resorts Holdings, Inc. (a)	6,106	108,992
Live Nation Entertainment, Inc. (a)	82,100	2,183,860
Marcus Corp.	2,300	72,450
Planet Fitness, Inc. Class A	3,700	74,370
Regal Entertainment Group Class A	16,600	341,960
Six Flags Entertainment Corp.	4,200	251,832
Speedway Motorsports, Inc. (b)	1,600	34,672

		3,460,596

Renewable Energy — 0.1%
Advanced Energy Industries, Inc. (a)	3,900	213,525
Ameresco, Inc. Class A (a),(b)	4,700	25,850
EnerSys	5,800	452,980
First Solar, Inc. (a)	145,400	4,665,886
Green Plains Renewable Energy, Inc.	8,400	233,940
Pacific Ethanol, Inc. (a)	1,100	10,450
Renewable Energy Group, Inc. (a),(b)	26,600	258,020
SunPower Corp. (a)	67,900	448,819

		6,309,470

Retail — Consumer Staples — 0.4%
Costco Wholesale Corp.	1,900	304,209
CVS Health Corp.	203,600	16,066,076
Ingles Markets, Inc. Class A	1,100	52,910
Natural Grocers by Vitamin Cottage, Inc. (a)	1,000	11,890
Sprouts Farmers Market, Inc. (a)	41,500	785,180
SUPERVALU, Inc. (a),(b)	18,100	84,527
Village Super Market, Inc. Class A	2,800	86,520

		17,391,312

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2016 (Unaudited)

Security Description	Shares	Value
Retail — Discretionary — 1.5%
1-800-Flowers.com, Inc. Class A (a)	2,900	$31,030
Advance Auto Parts, Inc. (b)	30,300	5,124,336
Amazon.com, Inc. (a)	5,074	3,804,840
Ascena Retail Group, Inc. (a)	6,700	41,473
AutoZone, Inc. (a)	1,500	1,184,685
Avis Budget Group, Inc. (a)	7,100	260,428
Barnes & Noble Education, Inc. (a)	14,900	170,903
Beacon Roofing Supply, Inc. (a)	400	18,428
Big 5 Sporting Goods Corp. (b)	26,300	456,305
Burlington Stores, Inc. (a)	64,400	5,457,900
Cabela’s, Inc. (a),(d),(b)	38,166	2,234,619
Cato Corp. (The) Class A	3,700	111,296
Chegg, Inc. (a)	100	738
Christopher & Banks Corp. (a)	100	234
Citi Trends, Inc. (b)	2,800	52,752
Container Store Group, Inc. (The) (a)	33,300	211,455
Destination Maternity Corp.	500	2,585
Destination XL Group, Inc. (a)	2,499	10,621
EVINE Live, Inc. (a),(b)	1,700	2,550
Express, Inc. (a)	61,600	662,816
Ezcorp, Inc. Class A (a)	6,900	73,485
GNC Holdings, Inc. Class A	9,500	104,880
Haverty Furniture Cos., Inc.	2,700	63,990
Hertz Global Holdings, Inc. (a)	36,500	786,940
Home Depot, Inc. (b)	117,600	15,767,808
HSN, Inc.	1,700	58,310
JC Penney Co., Inc. (a)	2,600	21,606
Kirkland’s, Inc. (a),(b)	9,600	148,896
Liberty Interactive Corp. Class A (a),(b)	69,304	1,384,694
Liquidity Services, Inc. (a),(b)	8,200	79,950
Lowe’s Cos., Inc. (b)	214,300	15,241,016
MarineMax, Inc. (a)	3,900	75,465
O’Reilly Automotive, Inc. (a)	100	27,841
Office Depot, Inc.	3,345	15,120
Overstock.com, Inc. (a)	100	1,750
Rush Enterprises, Inc. Class A (a)	600	19,140
Sears Hometown and Outlet Stores, Inc. (a)	100	470
Shoe Carnival, Inc.	3,600	97,128
Sportsman’s Warehouse Holdings, Inc. (a)	100	939
Stein Mart, Inc. (b)	6,400	35,072
Tile Shop Holdings, Inc. (a)	16,200	316,710
Tilly’s, Inc. Class A (a)	10,300	135,857
Ulta Salon Cosmetics & Fragrance, Inc. (a),(b)	48,000	12,237,120
Vera Bradley, Inc. (a)	14,700	172,284
Williams-Sonoma, Inc.	33,400	1,616,226

		68,322,691

Semiconductors — 1.0%
Advanced Micro Devices, Inc. (a)	39,000	442,260
Alpha & Omega Semiconductor Ltd. (a),(b)	9,100	193,557
Amkor Technology, Inc. (a),(b)	94,300	994,865
Applied Materials, Inc.	125,700	4,056,339
Applied Micro Circuits Corp. (a)	300	2,475
Axcelis Technologies, Inc. (a)	2,450	35,647
Brooks Automation, Inc.	1,500	25,605
CEVA, Inc. (a),(b)	3,400	114,070
Cohu, Inc. (b)	6,000	83,400
DSP Group, Inc. (a),(b)	4,000	52,200

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2016 (Unaudited)

Security Description	Shares	Value
Electro Scientific Industries, Inc. (a)	12,700	$75,184
Entegris, Inc. (a)	6,200	110,980
Exar Corp. (a)	3,800	40,964
FormFactor, Inc. (a),(b)	4,861	54,443
II-VI, Inc. (a)	3,400	100,810
Integrated Device Technology, Inc. (a)	9,300	219,108
Intel Corp.	19	689
IXYS Corp.	5,800	69,020
Kemet Corp. (a),(b)	50,000	331,500
KLA-Tencor Corp. (b)	154,800	12,179,664
Lam Research Corp. (b)	143,600	15,182,828
Maxim Integrated Products, Inc.	137,800	5,314,946
Maxwell Technologies, Inc. (a)	1,300	6,656
Microchip Technology, Inc.	324	20,785
Micron Technology, Inc. (a)	83,000	1,819,360
Nanometrics, Inc. (a)	900	22,554
ON Semiconductor Corp. (a),(b)	36,400	464,464
Park Electrochemical Corp.	2,200	41,030
Photronics, Inc. (a),(b)	34,600	390,980
Rambus, Inc. (a)	1,600	22,032
Rudolph Technologies, Inc. (a),(b)	14,800	345,580
Semtech Corp. (a)	9,100	287,105
Sigma Designs, Inc. (a)	2,600	15,600
Synaptics, Inc. (a)	2,000	107,160
Ultra Clean Holdings, Inc. (a)	10,400	100,880
Ultratech, Inc. (a)	3,800	91,124
Vishay Intertechnology, Inc.	500	8,100
Xcerra Corp. (a)	2,900	22,156

		43,446,120

Software — 1.5%
Agilysys, Inc. (a),(b)	700	7,252
Akamai Technologies, Inc. (a),(b)	103,700	6,914,716
Allscripts Healthcare Solutions, Inc. (a)	34,100	348,161
Amber Road, Inc. (a)	5,700	51,756
athenahealth, Inc. (a)	3,700	389,129
Autodesk, Inc. (a),(b)	42,800	3,167,628
Avid Technology, Inc. (a)	7,100	31,240
Barracuda Networks, Inc. (a)	9,300	199,299
Bazaarvoice, Inc. (a)	24,300	117,855
Brightcove, Inc. (a)	10,500	84,525
Calix, Inc. (a),(b)	4,200	32,340
Carbonite, Inc. (a),(b)	15,500	254,200
ChannelAdvisor Corp. (a)	3,400	48,790
Citrix Systems, Inc. (a),(b)	1,100	98,241
CommerceHub, Inc. (a)	100	1,503
CommVault Systems, Inc. (a),(b)	4,300	221,020
Computer Programs & Systems, Inc.	200	4,720
Cornerstone OnDemand, Inc. (a)	7,400	313,094
Digi International, Inc. (a),(b)	7,400	101,750
Evolent Health, Inc. (a)	7,400	109,520
Exa Corp. (a)	300	4,608
Five9, Inc. (a)	27,900	395,901
Fortinet, Inc. (a)	22,500	677,700
HubSpot, Inc. (a)	9,100	427,700
Imperva, Inc. (a)	300	11,520
InnerWorkings, Inc. (a),(b)	2,700	26,595
Inovalon Holdings, Inc. (a)	4,000	41,200
Intralinks Holdings, Inc. (a),(b)	16,500	223,080
Jive Software, Inc. (a)	1,300	5,655
KEYW Holding Corp. (The) (a)	2,200	25,938
Limelight Networks, Inc. (a),(b)	14,000	35,280

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2016 (Unaudited)

Security Description	Shares	Value
Lionbridge Technologies, Inc. (a),(b)	8,000	$46,400
LivePerson, Inc. (a)	5,200	39,260
Microsoft Corp.	207,256	12,878,888
MicroStrategy, Inc. Class A (a),(b)	4,000	789,600
Mimecast Ltd. (a)	200	3,580
MINDBODY, Inc. Class A (a)	21,100	449,430
Model N, Inc. (a),(b)	600	5,310
Monotype Imaging Holdings, Inc. (b)	3,100	61,535
NeuStar, Inc. Class A (a)	1,200	40,080
New Relic, Inc. (a)	2,900	81,925
Nuance Communications, Inc. (a)	166,400	2,479,360
Paylocity Holding Corp. (a)	200	6,002
PDF Solutions, Inc. (a),(b)	1,100	24,805
Progress Software Corp.	100	3,193
Proofpoint, Inc. (a)	30,600	2,161,890
PTC, Inc. (a),(c)	302,069	13,976,733
QAD, Inc. Class A (b)	3,000	91,200
Quality Systems, Inc.	6,200	81,530
RealPage, Inc. (a)	200	6,000
Rosetta Stone, Inc. (a)	300	2,673
Seachange International, Inc. (a)	4,800	11,040
Splunk, Inc. (a)	18,400	941,160
Synopsys, Inc. (a)	700	41,202
Take-Two Interactive Software, Inc. (a)	47,700	2,351,133
Varonis Systems, Inc. (a)	12,700	340,360
VMware, Inc. Class A (a),(b)	158,300	12,462,959
Workday, Inc. Class A (a),(b)	24,600	1,625,814
Workiva, Inc. (a)	5,000	68,250
Xactly Corp. (a)	18,900	207,900
Zendesk, Inc. (a)	9,600	203,520
Zynga, Inc. Class A (a)	226,400	581,848

		66,436,496

Specialty Finance — 0.2%
AG Mortgage Investment Trust, Inc.	9,800	167,678
AGNC Investment Corp.	6,738	122,160
Aircastle Ltd.	1,600	33,360
Annaly Capital Management, Inc.	25,900	258,223
Anworth Mortgage Asset Corp.	13,500	69,795
Arbor Realty Trust, Inc. (b)	13,400	99,964
Ares Commercial Real Estate Corp.	100	1,373
ARMOUR Residential REIT, Inc.	4,038	87,584
Blackstone Mortgage Trust, Inc. Class A	5,700	171,399
Consumer Portfolio Services, Inc. (a),(b)	1,400	7,168
CYS Investments, Inc.	5,400	41,742
Dynex Capital, Inc.	29,100	198,462
Ellington Residential Mortgage REIT (b)	2,700	35,127
Enova International, Inc. (a)	4,700	58,985
Euronet Worldwide, Inc. (a)	2,000	144,860
Everi Holdings, Inc. (a)	1,200	2,604
First American Financial Corp.	7,600	278,388
First Data Corp. Class A (a)	178,300	2,530,077
FNFV Group (a)	1,667	22,838
Great Ajax Corp.	200	2,654
Green Dot Corp. Class A (a)	10,700	251,985
HFF, Inc. Class A	2,000	60,500
Ladder Capital Corp.	3,352	45,989
Liberty Tax, Inc.	300	4,020
Meta Financial Group, Inc. (b)	1,600	164,640
MFA Financial, Inc.	300	2,289
MoneyGram International, Inc. (a)	8,900	105,109
MTGE Investment Corp.	7,400	116,180

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2016 (Unaudited)

Security Description	Shares	Value
Navient Corp.	5,600	$92,008
New York Mortgage Trust, Inc.	8,000	52,800
NewStar Financial, Inc. (a)	1,100	10,175
Newtek Business Services Corp.	6,513	103,557
OneMain Holdings, Inc. (a)	4,100	90,774
PennyMac Mortgage Investment Trust	400	6,548
PHH Corp. (a)	6,500	98,540
Planet Payment, Inc. (a)	1,300	5,304
Redwood Trust, Inc.	700	10,647
Square, Inc. (a)	11,500	156,745
Sutherland Asset Management Corp.	155	2,085
Total System Services, Inc.	13,200	647,196
Two Harbors Investment Corp.	19,500	170,040
World Acceptance Corp. (a)	400	25,712

		6,557,284

Technology Services — 0.6%
Amdocs Ltd.	6,900	401,925
Black Box Corp.	4,100	62,525
Booz Allen Hamilton Holding Corp.	9,400	339,058
CACI International, Inc. Class A (a)	400	49,720
Ciber, Inc. (a),(b)	4,400	2,780
comScore, Inc. (a)	30	948
Convergys Corp.	9,000	221,040
CoreLogic, Inc. (a)	33,900	1,248,537
CPI Card Group, Inc.	700	2,905
CSG Systems International, Inc. (b)	300	14,520
CSRA, Inc.	21,800	694,112
Dell Technologies, Inc. — VMware, Inc. Class V (a),(d),(b)	34,856	1,916,034
DMC Global, Inc. (b)	2,000	31,700
DST Systems, Inc.	2,900	310,735
Engility Holdings, Inc. (a)	1,200	40,440
ExlService Holdings, Inc. (a)	100	5,044
Forrester Research, Inc.	100	4,295
Globant SA (a)	1,600	53,360
Hewlett Packard Enterprise Co. (b)	504,100	11,664,874
ICF International, Inc. (a)	200	11,040
NIC, Inc.	4,300	102,770
Nielsen Holdings PLC	41,500	1,740,925
Perficient, Inc. (a)	100	1,749
PFSweb, Inc. (a)	7,900	67,150
Rightside Group Ltd. (a)	200	1,654
Sabre Corp. (b)	51,600	1,287,420
ServiceSource International, Inc. (a)	18,100	102,808
Syntel, Inc.	11,300	223,627
Teradata Corp. (a)	7,800	211,926
Tessera Holding Corp.	500	22,100
Travelport Worldwide Ltd.	56,200	792,420
Unisys Corp. (a)	100	1,495
WageWorks, Inc. (a)	700	50,750
Xerox Corp.	339,000	2,959,470

		24,641,856

Telecommunications — 0.1%
8x8, Inc. (a)	300	4,290
CenturyLink, Inc.	2,000	47,560
Cincinnati Bell, Inc. (a)	300	6,705
Consolidated Communications Holdings, Inc.	5,400	144,990
DigitalGlobe, Inc. (a)	600	17,190
EarthLink Holdings Corp.	3,200	18,048
EchoStar Corp. Class A (a)	1,900	97,641
FairPoint Communications, Inc. (a),(b)	9,600	179,520

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2016 (Unaudited)

Security Description	Shares	Value
General Communication, Inc. Class A (a),(b)	3,900	$75,855
Gogo, Inc. (a)	7,000	64,540
Hawaiian Telcom Holdco, Inc. (a),(b)	900	22,302
IDT Corp. Class B (b)	7,800	144,612
Internap Network Services Corp. (a),(b)	6,900	10,626
Level 3 Communications, Inc. (a)	10,720	604,179
Lumos Networks Corp. (a),(b)	7,600	118,712
RigNet, Inc. (a)	600	13,890
RingCentral, Inc. Class A (a)	30,000	618,000
Spok Holdings, Inc. (b)	3,200	66,400
Sprint Corp. (a)	14,000	117,880
Telephone & Data Systems, Inc.	6,300	181,881
West Corp. (b)	16,300	403,588
Windstream Holdings, Inc.	2,600	19,058
Zayo Group Holdings, Inc. (a)	40,500	1,330,830
Zix Corp. (a),(b)	15,100	74,594

		4,382,891

Transportation & Logistics — 0.1%
Air Transport Services Group, Inc. (a),(b)	24,900	397,404
ArcBest Corp.	6,300	174,195
Covenant Transportation Group, Inc. Class A (a)	900	17,406
Hub Group, Inc. Class A (a),(b)	9,000	393,750
Marten Transport Ltd.	4,100	95,530
ModusLink Global Solutions, Inc. (a),(b)	3,700	5,402
Navios Maritime Acquisition Corp. (b)	6,600	11,220
Overseas Shipholding Group, Inc.	2,100	8,043
Roadrunner Transportation Systems, Inc. (a)	12,400	128,836
Ryder System, Inc. (b)	41,000	3,052,040
Saia, Inc. (a),(b)	6,500	286,975
Swift Transportation Co. (a)	4,400	107,184
USA Truck, Inc. (a),(b)	2,100	18,291
Werner Enterprises, Inc.	1,200	32,340
YRC Worldwide, Inc. (a)	2,400	31,872

		4,760,488

Transportation Equipment — 0.0%
Allison Transmission Holdings, Inc.	300	10,107
American Railcar Industries, Inc.	1,400	63,406
Blue Bird Corp. (a)	500	7,725
Commercial Vehicle Group, Inc. (a)	9,900	54,747
Cummins, Inc.	300	41,001
FreightCar America, Inc.	900	13,437
Greenbrier Cos., Inc. (The)	100	4,155
Meritor, Inc. (a)	7,500	93,150
Spartan Motors, Inc.	500	4,625
Trinity Industries, Inc.	20,700	574,632

		866,985

Utilities — 0.0%
American Electric Power Co., Inc.	6,300	396,648
CenterPoint Energy, Inc.	5,700	140,448
Exelon Corp.	1,200	42,588
FirstEnergy Corp.	3,100	96,007

		675,691

Waste & Environmental Services & Equipment — 0.2%
Advanced Disposal Services, Inc. (a)	100	2,222
Casella Waste Systems, Inc. Class A (a),(b)	21,400	265,574
Ceco Environmental Corp.	1,800	25,110
Covanta Holding Corp.	6,800	106,080

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2016 (Unaudited)

Security Description	Shares	Value
Donaldson Co., Inc.	200	$8,416
Stericycle, Inc. (a)	86,100	6,633,144
Waste Management, Inc.	17,400	1,233,834

		8,274,380

Total United States		1,114,705,970

Uruguay — 0.0%
Gaming, Lodging & Restaurants — 0.0%
Arcos Dorados Holdings, Inc. A Shares (a)	41,600	224,640

Total Uruguay		224,640

TOTAL COMMON STOCK (COST $1,246,864,867)		1,311,551,531

Security Description	Principal Amount	Value
ASSET-BACKED SECURITIES — 9.0%
Cayman Islands — 3.7%
ACIS CLO Ltd., Series 2015-6A, Class D, 4.66%, 05/01/27 (d),(e),(f),(b)	$2,300,000	2,034,120
Adams Mill CLO Ltd., Series 2014-1A, Class D1, 4.38%, 07/15/26 (d),(e),(f)	4,500,000	4,179,150
Adirondack Park CLO Ltd., Series 2013-1A, Class E, 5.53%, 04/15/24 (d),(e),(f)	373,000	346,853
ALESCO Preferred Funding XIIII Ltd., Series 13A, Class A2, 1.40%, 09/23/37 (d),(e),(f),(g)	996,000	537,840
Allegro CLO I Ltd., Series 2013-1A, Class C, 4.34%, 01/30/26 (d),(e),(f)	5,000,000	4,732,500
Allegro CLO II Ltd., Series 2014-1A, Class C, 5.03%, 01/21/27 (d),(e),(f)	1,900,000	1,870,550
ALM VII R Ltd., Series 2013-7RA, Class CR, 4.77%, 10/15/28 (d),(e),(f)	1,000,000	977,500
APIDOS CLO, Series 2012-10A, Class E, 7.14%, 10/30/22 (d),(e),(f)	1,000,000	992,900
Ares CLO Ltd.,
Series 2012, Class 3A, 4.78%, 01/17/24 (d),(e),(f)	3,000,000	2,990,700
Series 2012-2A, Class DR, 4.57%, 10/12/23 (d),(e),(f)	400,000	400,640
Series 2012-2A, Class E, 6.67%, 10/12/23 (d),(e),(f)	3,621,000	3,624,259
Ares XXIII CLO Ltd., Series 2012-1A, Class E, 6.48%, 04/19/23 (d),(e),(f),(b)	3,200,000	3,176,640
Attentus CDO III Ltd., Series 2007-3A, Class A1B, 1.14%, 10/11/42 (d),(e),(f),(g)	686,144	650,122
Babson CLO Ltd.,
Series 2013-IA, Class D, 4.38%, 04/20/25 (d),(e),(f)	3,200,000	3,131,200
Series 2015-2A, Class E, 6.43%, 07/20/27 (d),(e),(f)	650,000	606,710
Benefit Street Partners CLO II Ltd., Series 2013-IIA, Class D, 5.38%, 07/15/24 (d),(e),(f)	2,823,000	2,561,308
BlueMountain CLO Ltd.,
Series 2012-1A, Class E, 6.38%, 07/20/23 (d),(e),(f)	2,360,000	2,343,008
Series 2011-1A, Class E, 6.66%, 08/16/22 (d),(e),(f)	5,200,000	5,198,440
Bridgeport CLO II Ltd., Series 2007-2A, Class C, 3.24%, 06/18/21 (d),(e),(f)	750,000	742,425
Bridgeport CLO Ltd., Series 2006-1A, Class C, 2.38%, 07/21/20 (d),(e),(f)	500,000	494,800
Carlyle Global Market Strategies CLO Ltd.,
Series 2013-2A, Class E, 5.88%, 04/18/25 (d),(e),(f)	600,000	572,340
Series 2014-2A, Class D, 4.41%, 05/15/25 (d),(e),(f)	1,900,000	1,871,120
Series 2014-3A, Class D1, 5.99%, 07/27/26 (d),(e),(f)	660,000	621,786
Catamaran CLO Ltd.,
Series 2014-1A, Class C, 4.13%, 04/20/26 (d),(e),(f)	3,100,000	2,809,840
Series 2015-1A, Class D, 4.53%, 04/22/27 (d),(e),(f)	1,600,000	1,508,960
Series 2015-1A, Class E, 6.03%, 04/22/27 (d),(e),(f)	600,000	526,320
Cathedral Lake CLO Ltd., Series 2013-1A, Class C, 4.53%, 01/15/26 (d),(e),(f)	1,000,000	949,100
Cedar Funding III CLO Ltd., Series 2014-3A, Class E, 5.81%, 05/20/26 (d),(e),(f)	1,600,000	1,400,640
CIFC Funding III Ltd.,
Series 2007-3A, Class D, 6.13%, 07/26/21 (d),(e),(f)	1,900,000	1,887,460
Series 2014-3A, Class E, 5.63%, 07/22/26 (d),(e),(f)	1,500,000	1,347,600
Series 2015-3A, Class E, 6.93%, 10/19/27 (d),(e),(f)	800,000	763,360
CIFC Funding IV Ltd., Series 2015-4A, Class D, 6.38%, 10/20/27 (d),(e),(f)	1,000,000	918,000
CIFC Funding Ltd.,
Series 2012-2A, Class B1R, 4.59%, 12/05/24 (d),(e),(f)	1,300,000	1,293,370
Series 2012-2A, Class B2R, 6.69%, 12/05/24 (d),(e),(f)	2,544,000	2,526,446
Series 2012-3A, Class B1R, 4.88%, 01/29/25 (d),(e),(f)	1,500,000	1,489,200
Series 2013-1A, Class D, 6.12%, 04/16/25 (d),(e),(f)	2,709,000	2,573,821

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2016 (Unaudited)

Security Description	Principal Amount	Value
Series 2014-4A, Class D, 4.28%, 10/17/26 (d),(e),(f)	$1,200,000	$1,165,920
Series 2015-1A, Class D, 4.88%, 01/22/27 (d),(e),(f)	800,000	766,000
Crown Point CLO Ltd., Series 2012-1A, Class B1L, 5.91%, 11/21/22 (d),(e),(f),(b)	1,000,000	993,000
Cutwater Ltd.,
Series 2014-1A, Class C, 4.58%, 07/15/26 (d),(e),(f)	1,512,000	1,371,838
Series 2015-1A, Class D1, 4.78%, 07/15/27 (d),(e),(f)	4,500,000	4,247,100
Series 2015-1A, Class E, 6.88%, 07/15/27 (d),(e),(f)	733,000	661,752
Diamond Head Aviation, Series 2015-1, Class B, 5.92%, 07/14/28 (d),(e)	671,822	670,411
Dryden 36 Senior Loan Fund, Series 2014-36A, Class DR, 4.64%, 01/15/28 (d),(e),(f)	3,000,000	2,946,300
Eastland CLO Ltd., Series 2007-1A, Class C, 2.39%, 05/01/22 (d),(e),(f)	400,000	361,920
Eaton Vance CDO VIII Ltd., Series 2006-8A, Class D, 4.33%, 08/15/22 (d),(e),(f)	800,000	794,960
Flagship CLO VIII Ltd., Series 2014-8A, Class D, 4.58%, 01/16/26 (d),(e),(f)	789,000	720,673
GoldenTree Loan Opportunities IV Ltd., Series 2007-4A, Class D, 5.16%, 08/18/22 (d),(e),(f)	500,000	497,100
Golub Capital Partners CLO Ltd., Series 2015-22A, Class C, 5.06%, 02/20/27 (d),(e),(f)	1,200,000	1,150,680
Halcyon Loan Advisors Funding Ltd., Series 2014-2A, Class C, 4.39%, 04/28/25 (d),(e),(f),(b)	1,800,000	1,573,560
Voya CLO Ltd., Series 2013-1A, Class C, 4.38%, 04/15/24 (d),(e),(f),(b)	1,900,000	1,890,120
Inwood Park CDO Ltd., Series 2006-1A, Class E, 4.38%, 01/20/21 (d),(e),(f)	2,875,000	2,854,587
Jamestown Ltd., Series 2015-7A, Class C, 4.63%, 07/25/27 (d),(e),(f)	2,000,000	1,910,200
Jamestown Ltd., Series 2015-7A, Class D, 6.38%, 07/25/27 (d),(e),(f)	1,100,000	973,720
Kingsland VI Ltd., Series 2013-6A, Class D, 4.54%, 10/28/24 (d),(e),(f)	900,000	866,610
KKR Financial CLO Ltd., Series 2012-1A, Class C, 5.46%, 12/15/24 (d),(e),(f),(b)	3,500,000	3,480,400
Kodiak CDO Ltd., Series 2006-1A, Class A2, 1.36%, 08/07/37 (d),(e),(f),(g)	1,250,000	925,000
LCM XI LP, Series 11A, Class D2, 4.83%, 04/19/22 (d),(e),(f)	1,830,000	1,816,824
Madison Park Funding VIII Ltd., Series 2012-8A, Class E, 6.23%, 04/22/22 (d),(e),(f)	700,000	694,960
Madison Park Funding X Ltd., Series 2012-10A, Class DR, 5.08%, 01/20/29 (d),(e),(f)	1,000,000	992,500
Madison Park Funding XIV Ltd., Series 2014-14A, Class E, 5.63%, 07/20/26 (d),(e),(f),(b)	1,500,000	1,380,900
MAPS CLO Fund II Ltd., Series 2007-2A, Class D, 5.13%, 07/20/22 (d),(e),(f)	1,418,000	1,408,358
MidOcean Credit CLO III, Series 2014-3A, Class D, 4.63%, 07/21/26 (d),(e),(f)	982,000	951,165
Nelder Grove CLO Ltd., Series 2014-1A, Class D1, 5.46%, 08/28/26 (d),(e),(f),(b)	1,800,000	1,752,660
Neuberger Berman CLO XVI Ltd., Series 2014-16A, Class D, 4.23%, 04/15/26 (d),(e),(f)	1,000,000	940,100
Northwoods Capital XII Ltd., Series 2014-12A, Class D, 4.66%, 09/15/25 (d),(e),(f)	1,330,000	1,233,708
Ocean Trails CLO V,
Series 2014-5A, Class D, 4.84%, 10/13/26 (d),(e),(f),(b)	1,800,000	1,741,500
Series 2014-5A, Class E, 6.23%, 10/13/26 (d),(e),(f)	2,000,000	1,792,800
Octagon Investment Partners X Ltd., Series 2006-10A, Class D, 2.28%, 10/18/20 (d),(e),(f)	500,000	494,350
Octagon Investment Partners XI Ltd., Series 2007-1A, Class D, 5.03%, 08/25/21 (d),(e),(f)	1,000,000	994,000
Octagon Investment Partners XII Ltd., Series 2012-1AR, Class DR, 4.08%, 05/05/23 (d),(e),(f)	1,000,000	992,800
Octagon Investment Partners XVII Ltd., Series 2013-1A, Class E, 5.38%, 10/25/25 (d),(e),(f)	800,000	716,640
Octagon Investment Partners XX Ltd., Series 2014-1A, Class E, 6.15%, 08/12/26 (d),(e),(f)	600,000	538,500
Octagon Investment Partners XXI Ltd., Series 2014-1A, Class D, 7.50%, 11/14/26 (d),(e),(f)	2,000,000	1,972,600
Octagon Investment Partners XXII Ltd., Series 2014-1A, Class E1, 6.13%, 11/25/25 (d),(e),(f)	900,000	830,340
OHA Loan Funding Ltd., Series 2013-1A, Class E, 6.03%, 07/23/25 (d),(e),(f)	1,012,000	979,818
OZLM Funding II Ltd., Series 2012-2A, Class CR, 4.87%, 10/30/27 (d),(e),(f)	1,500,000	1,475,850
OZLM Funding IV Ltd., Series 2013-4A, Class C, 4.08%, 07/22/25 (d),(e),(f)	800,000	772,400
OZLM Funding V Ltd., Series 2013-5A, Class D, 5.63%, 01/17/26 (d),(e),(f),(b)	2,050,000	1,920,850
OZLM Ltd., Series 2015-13A, Class D, 6.34%, 07/30/27 (d),(e),(f)	1,100,000	988,680
OZLM VII Ltd., Series 2014-7A, Class C, 4.48%, 07/17/26 (d),(e),(f)	1,500,000	1,450,050
OZLM XI Ltd., Series 2015-11A, Class D, 6.29%, 01/30/27 (d),(e),(f)	800,000	717,200
Parallel Ltd., Series 2015-1A, Class D, 4.53%, 07/20/27 (d),(e),(f)	1,500,000	1,405,800
Preferred Term Securities XIX Ltd/Preferred Term Securities XIX, Inc., 1.39%, 12/22/35 (d),(e),(f),(g)	1,037,960	570,878
Preferred Term Securities XVII Ltd. / Preferred Term Securities XVII, Inc., 1.47%, 06/23/35 (d),(e),(f),(b),(g)	211,000	113,940
Preferred Term Securities XVIII Ltd. / Preferred Term Securities XVIII, Inc., 1.44%, 09/23/35 (d),(e),(f),(g)	198,952	119,371
Preferred Term Securities XXIV Ltd. / Preferred Term Securities XXIV, Inc., 1.26%, 03/22/37 (d),(e),(f),(g)	903,610	700,298
Preferred Term Securities XXIV Ltd/Preferred Term Securities XXIV, Inc., 1.34%, 03/22/37 (d),(e),(f),(g)	968,152	513,120
Preferred Term Securities XXV Ltd/Preferred Term Securities XXV, Inc., 1.31%, 06/22/37 (d),(e),(f),(g)	272,444	147,120

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2016 (Unaudited)

Security Description	Principal Amount	Value
Preferred Term Securities XXVI Ltd/Preferred Term Securities XXVI, Inc., 1.33%, 09/22/37 (d),(e),(f),(g)	$268,347	$146,249
Shackleton I CLO Ltd., Series 2012-1A, Class E, 7.10%, 08/14/23 (d),(e),(f)	1,000,000	992,800
Sound Point CLO I Ltd.,
Series 2012-1A, Class D, 5.46%, 10/20/23 (d),(e),(f)	900,000	900,270
Series 2012-1A, Class E, 6.88%, 10/20/23 (d),(e),(f)	300,000	297,870
Sound Point CLO IX Ltd., Series 2015-2A, Class D, 4.43%, 07/20/27 (d),(e),(f)	1,700,000	1,616,700
Sound Point CLO V Ltd., Series 2014-1A, Class D, 4.28%, 04/18/26 (d),(e),(f)	1,200,000	1,124,640
Stone Tower CLO VI Ltd., Series 2007-6A, Class D, 4.48%, 04/17/21 (d),(e),(f)	7,189,000	7,137,958
Symphony CLO III Ltd., Series 2007-3A, Class E, 4.56%, 05/15/19 (d),(e),(f)	1,300,000	1,292,200
Symphony CLO XI Ltd., Series 2013-11A, Class D, 4.88%, 01/17/25 (d),(e),(f)	2,100,000	2,084,670
TICP CLO VI 2016-2 Ltd., Series 2016-6A, Class D, 5.08%, 01/15/29 (d),(e),(f)	1,000,000	952,200
Trapeza CDO XII Ltd., Series 2007-12A, Class A2, 1.21%, 04/06/42 (d),(e),(f),(g)	375,000	191,250
Trapeza CDO XIII Ltd., Series 2007-13A, Class A2A, 1.12%, 11/09/42 (d),(e),(f),(g)	431,000	221,965
Venture CDO Ltd.,
Series 2007-13A, Class A3, 1.22%, 11/09/42 (d),(e),(f),(b),(g)	270,000	137,700
Series 2014-16A, Class B1L, 4.33%, 04/15/26 (d),(e),(f),(b)	4,000,000	3,781,200
Venture XIII CLO Ltd., Series 2013-13A, Class D, 4.50%, 06/10/25 (d),(e),(f)	5,000,000	4,924,500
Venture XIV CLO Ltd., Series 2013-14A, Class D, 4.69%, 08/28/25 (d),(e),(f),(b)	1,775,000	1,682,523
Venture XIX CLO Ltd., Series 2014-19A, Class D, 4.88%, 01/15/27 (d),(e),(f),(b)	2,500,000	2,463,000
Vibrant CLO Ltd., Series 2015-3A, Class C, 4.53%, 04/20/26 (d),(e),(f)	1,082,000	1,044,671
WhiteHorse Ltd., Series 2014-1A, Class D, 4.54%, 05/01/26 (d),(e),(f)	2,912,100	2,579,829

Total Cayman Islands		162,165,154

Ireland — 0.0%
Trade Maps Ltd., Series 2013-1A, Class D, 5.54%, 12/10/18 (d),(e),(f)	2,000,000	1,990,000

Total Ireland		1,990,000

United States — 5.3%
Access Group, Inc., Series 2005-A, Class B, 1.68%, 07/25/34 (d),(f)	2,019,789	1,756,409
AmeriCredit Automobile Receivables, Series 2016-1, Class D, 3.59%, 02/08/22 (d)	1,400,000	1,424,640
AMPLIT Trust, Series 2015-A, Class B, 6.75%, 09/15/21 (d),(e)	1,207,000	1,209,535
Amresco Independence Funding, Inc., Series 1999-1A, Class M, 2.80%, 07/15/26 (d),(e),(f),(g)	105,737	95,163
Apollo Aviation Securitization, Series 2016-1A, Class B, 6.50%, 03/17/36 (d),(e),(f)	4,229,100	4,207,532
Ares IIIR/IVR CLO Ltd., Series 2007-3RA, Class E, 4.38%, 04/16/21 (d),(e),(f)	2,500,000	2,470,250
Ascentium Equipment Receivables Trust, Series 2016-2A, Class E, 6.79%, 10/10/24 (d),(e),(g)	377,000	375,115
Ascentium Equipment Receivables LLC,
Series 2015-1A, Class E, 5.92%, 06/12/23 (d),(e),(g)	758,000	750,799
Series 2015-2A, Class E, 6.52%, 10/12/21 (d),(e),(g)	1,299,000	1,288,218
Associates Manufactured Housing Pass Through Certificates,
Series 1997-2, Class M, 7.03%, 03/15/28 (d),(f),(g)	208,903	208,443
Series 1997-2, Class B1, 7.15%, 03/15/28 (d),(f),(g)	274,923	323,694
AVANT Loans Funding Trust,
Series 2016-A, Class B, 7.65%, 06/15/20 (d),(e)	1,262,000	1,290,269
Series 2016-B, Class B, 7.80%, 09/15/20 (d),(e)	7,330,000	7,546,968
Series 2016-B, Class C, 10.60%, 04/15/22 (d),(e)	3,778,000	3,984,279
Bear Stearns Asset Backed Securities Trust,
Series 2007-1, Class A2, 1.04%, 01/25/37 (d),(f)	2,053,553	1,945,947
Series 2007-2, Class A2, 1.08%, 01/25/47 (d),(f)	3,208,995	3,092,830
Carlyle Global Market Strategies, Series 2012-1A, Class E, 6.63%, 04/20/22 (d),(e),(f)	3,700,000	3,673,360
Carlyle Global Market Strategies CLO Ltd.,
Series 2014-1A, Class D, 4.33%, 04/17/25 (d),(e),(f)	1,700,000	1,666,510
Series 2015-3A, Class D, 6.59%, 07/28/28 (d),(e),(f)	1,100,000	1,029,820
Carrington Mortgage Loan Trust, Series 2006-NC3, Class A2, 0.86%, 08/25/36 (d),(f)	719,509	691,520
Castlelake Aircraft Securitization Trust, Series 2016-1, Class B, 6.15%, 08/15/41 (d),(f)	4,721,437	4,733,713
Chrysler Capital Auto Receivables Trust,
Series 2014-AA, Class D, 2.64%, 07/15/21 (d),(e)	1,380,000	1,374,066
Series 2015-BA, Class D, 4.17%, 01/16/23 (d),(e)	5,300,000	5,378,970
Series 2016-AA, Class D, 4.22%, 02/15/23 (d),(e)	2,000,000	2,003,800
Citi Held For Asset Issuance,
Series 2015-PM3, Class C, 6.99%, 05/16/22 (d),(e)	267,000	267,347
Series 2016-PM1, Class C, 10.26%, 04/15/25 (d),(e)	254,000	269,316

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2016 (Unaudited)

Security Description	Principal Amount	Value
Conn Funding II LP, Series 2016-A, Class B, 8.96%, 08/15/18 (d),(e)	$813,000	$821,699
Conseco Financial Corp., Series 1998-4 SEQ, Class A5, 6.18%, 04/01/30 (d)	337,025	352,831
Countrywide Home Equity Loan Trust,
Series 2004-I, Class A, 0.99%, 02/15/34 (d),(f)	888,585	796,883
Series 2004-P, Class 2A, 1.02%, 03/15/34 (d),(f)	19,965	17,390
Series 2006-G, Class 2A, 0.85%, 10/15/36 (d),(f)	195,117	164,581
CPS Auto Receivables Trust,
Series 2014-B, Class D, 4.62%, 05/15/20 (d),(e),(b)	156,000	155,282
Series 2014-C, Class D, 4.83%, 08/17/20 (d),(e)	391,000	389,983
Credit Suisse Mortgage Trust,
Series 2015-RPL2, Class A1A, 3.75%, 11/25/57 (d),(e),(f)	6,151,042	6,060,007
Series 2015-RPL3, Class A1, 3.75%, 12/25/56 (d),(e),(h),(f)	6,374,156	6,280,456
Series 2015-RPL5, Class A1, 3.50%, 11/26/55 (d),(e),(b),(f)	33,080,706	32,601,035
Credit-Based Asset Servicing & Securitization LLC,
Series 2006-SC1, Class M2, 1.16%, 05/25/36 (d),(e),(f),(g)	529,000	469,382
Series 2006-SC1, Class M1, 1.12%, 05/25/36 (d),(e),(f),(g)	195,000	181,642
Drive Auto Receivables Trust,
Series 2015-AA, Class D, 4.12%, 07/15/22 (d),(e),(b)	5,300,000	5,401,760
Series 2015-DA, Class C, 3.38%, 11/15/21 (d),(e)	5,375,000	5,462,075
Series 2015-DA, Class D, 4.59%, 01/17/23 (d),(e)	2,500,000	2,569,250
DT Auto Owner Trust, Series 2015-1A, Class D, 4.26%, 02/15/22 (d),(e)	1,000,000	1,012,900
Exeter Automobile Receivables Trust,
Series 2013-1A, Class D, 5.05%, 10/15/19 (d),(e),(b)	4,200,000	4,245,780
Series 2014-1A, Class D, 5.53%, 02/16/21 (d),(e),(b)	4,300,000	4,351,600
Series 2014-2A, Class D, 4.93%, 12/15/20 (d),(e)	2,700,000	2,725,380
Series 2014-3A, Class C, 4.17%, 06/15/20 (d),(e),(b)	1,900,000	1,928,690
FFCA Secured Lending Corp., Series 1999-2, Class WA1C, 7.85%, 05/18/26 (d),(e),(g)	714,832	716,262
Flagship Credit Auto Trust,
Series 2015-2, Class C, 4.08%, 12/15/21 (d),(e)	1,800,000	1,807,920
Series 2016-3, Class D, 3.89%, 11/15/22 (d),(e)	750,000	748,950
Flatiron CLO Ltd.,
Series 2007-1A, Class E, 5.88%, 10/15/21 (d),(e),(f)	1,500,000	1,491,900
Series 2007-1A, Class D, 3.48%, 10/15/21 (d),(e),(f)	800,000	798,080
GE Business Loan Trust, Series 2005-1A, Class C, 1.40%, 06/15/33 (d),(e),(f)	25,805	21,023
Honor Automobile Trust Securitization 2016-1A, Series 2016-1A, Class B, 5.76%, 04/15/21 (d),(e)	520,000	519,948
InCaps Funding II Ltd. / InCaps Funding II Corp., 2.08%, 01/15/34 (d),(e),(f),(g)	538,783	533,395
LEAF Receivables Funding 9 LLC, Series 2013-1, Class E2, 6.00%, 09/15/21 (d),(e),(g)	163,000	162,136
Merit Securities Corp., Series 12-1, Class 1M1, 7.63%, 07/28/33 (d),(f)	950,000	1,007,095
Merlin Aviation Holdings DAC, Series 2016-1 SEQ, Class A, 4.50%, 12/15/32 (d),(e),(f),(l)	7,783,000	7,483,354
Nationstar HECM Loan Trust,
Series 2015-2A, Class M2, 6.66%, 11/25/25 (d),(e)	3,253,000	3,299,193
Series 2016-1A, Class M2, 7.39%, 02/25/26 (d),(e)	2,509,000	2,515,022
Series 2016-2A, Class M2, 6.54%, 06/25/26 (d),(e)	1,693,000	1,714,162
Series 2016-3A, Class M2, 5.68%, 08/25/26 (d),(e)	1,217,000	1,208,846
Nationstar Home Equity Loan Trust, Series 2007-C, Class 2AV2, 0.89%, 06/25/37 (d),(f),(b)	480,001	478,320
Navitas Equipment Receivables LLC, Series 2016-1, Class C, 5.05%, 12/15/21 (d),(e),(g)	1,677,000	1,671,130
NYMT Residential, Series 2016-RP1A, Class A, 4.00%, 03/25/21 (d),(e),(f)	7,109,595	7,111,017
Ondeck Asset Securitization Trust, Series 2016-1A, Class B, 7.63%, 05/17/20 (d),(e),(g)	2,993,000	3,031,909
Oportun Funding IV LLC, Series 2016-C, Class B, 4.85%, 11/08/21 (d),(e)	1,108,000	1,106,006
Pretium Mortgage Credit Partners LLC, Series 2016-NPL1 SEQ, Class A1, 4.38%, 02/27/31 (d),(e),(b),(f)	7,479,421	7,407,618
PRPM LLC, Series 2016-1A, Class A1, 4.00%, 09/27/21 (d),(e),(f)	6,377,645	6,364,252
SLM Private Credit Student Loan Trust,
Series 2004-A, Class C, 1.91%, 06/15/33 (d),(f)	1,809,988	1,703,923
Series 2004-B, Class C, 1.83%, 09/15/33 (d),(f)	1,808,829	1,710,791
Series 2005-B, Class C, 1.66%, 06/15/39 (d),(f)	2,359,940	2,221,176
Soundview Home Loan Trust, Series 2007-OPT3, Class 2A2, 0.89%, 08/25/37 (d),(f),(b)	160,194	159,953
Venture IX CDO Ltd., Series 2007-9A, Class D, 5.03%, 10/12/21 (d),(e),(f)	2,000,000	1,995,200
Vericrest Opportunity Loan Trust,
Series 2015-NP12, Class A1, 3.88%, 09/25/45 (d),(e),(f)	3,790,638	3,800,115
Series 2015-NPL4, Class A1, 3.50%, 02/25/55 (d),(e),(b),(f)	786,945	786,552
Series 2015-NPL9, Class A1, 3.50%, 06/26/45 (d),(e),(h),(f)	5,386,395	5,383,702

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2016 (Unaudited)

Security Description	Principal Amount		Value
Vericrest Opportunity Loan XXXI LLC, Series 2015-NPL2, Class A1, 3.38%, 02/25/55 (d),(e),(b),(f)	$1,619,189		$1,619,189
VOLT XLIV LLC, Series 2016-NPL4 SEQ, Class A1, 4.25%, 04/25/46 (d),(e),(f)	823,577		829,754
VOLT XLV LLC, Series 2016-NPL5 SEQ, Class A1, 4.00%, 05/25/46 (d),(e),(f)	4,347,602		4,364,993
VOLT XLVI LLC, Series 2016-NPL6 SEQ, Class A1, 3.84%, 06/25/46 (d),(e),(f)	7,766,883		7,782,417
VOLT XLVII LLC, Series 2016-NPL7 SEQ, Class A1, 3.75%, 06/25/46 (d),(e),(h),(f)	6,365,939		6,367,849
VOLT XXXVI LLC, Series 2015-NP10, Class A1, 3.63%, 07/25/45 (d),(e),(h),(f)	13,001,933		13,001,933
Westgate Resorts LLC, Series 2014-1A, Class C, 5.50%, 12/20/26 (d),(e),(b)	1,729,305		1,723,425

Total United States			233,695,629

TOTAL ASSET-BACKED SECURITIES (COST $396,483,617)			397,850,783

CONVERTIBLE BONDS — 1.3%
Germany — 1.0%
Pharmaceuticals — 1.0%
Bayer Capital Corp. BV,
5.63%, 11/22/19 (d),(e)	23,000,000	EUR	26,414,157
5.63%, 11/22/19	16,100,000	EUR	18,489,910

Total Germany			44,904,067

Spain — 0.3%
Wireless Telecommunication Services — 0.3%
Telefonica Participacion Co. REG S, 4.90%, 09/25/17	14,300,000	EUR	13,201,394

Total Spain			13,201,394

TOTAL CONVERTIBLE BONDS (COST $56,987,611)			58,105,461

BANK LOANS — 0.2%
Luxembourg — 0.0%
Aerospace & Defense — 0.0%
Silver II US Holdings LLC, 4.00%, 12/13/19 (d),(g),(f)	$289,566		273,330

Total Luxembourg			273,330

Netherlands — 0.0%
Exploration & Production — 0.0%
Endeavour International Holding BV, 1.00%, 01/02/18 (d),(g),(f)	1,750,492		87,525

Total Netherlands			87,525

United Kingdom — 0.0%
Transportation & Logistics — 0.0%
Ceva Logistics U.S. Holdings, 6.50%, 03/19/21 (d),(g),(f)	68,740		55,937
Ceva Logistics Canada, 6.50%, 03/19/21 (d),(g),(f)	8,592		6,992
Ceva Intercompany BV, 6.50%, 03/19/21 (d),(g),(f)	49,836		40,555
CEVA Group PLC, 6.50%, 03/19/21 (d),(g),(f)	48,595		39,544

Total United Kingdom			143,028

United States — 0.2%
Advertising & Marketing — 0.0%
Affinion Group, Inc., 6.75%, 04/30/18 (d),(g),(f)	736,962		732,172
Getty Images, Inc., 4.75%, 10/18/19 (d),(g),(f)	654,374		569,848

			1,302,020

Containers & Packaging — 0.0%
Bway Holding Co., Inc., 11.25%, 08/14/23 (d),(g)	50,916		51,017
Consolidated Container Co. LLC, 4.75%, 07/03/19 (d),(g),(f)	1,385,057		1,391,983

			1,443,000

Financial Services — 0.0%
LBI Media, Inc., 8.25%, 03/31/18 (d),(g),(f)	98,280		96,929

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2016 (Unaudited)

Security Description	Principal Amount		Value
Metals & Mining — 0.1%
Blackhawk Mining LLC, 13.50%, 10/26/20 (d),(g),(f)	$4,804,676		$4,792,665
Offshore Group Investment Ltd., 7.50%, 12/31/19 (d),(g),(f)	206,646		200,446

			4,993,111

Software & Services — 0.0%
Syniverse Holdings, Inc., 4.00%, 04/23/19 (d),(g),(f)	372,793		324,889

Transportation & Logistics — 0.0%
OSG Bulk Ships, Inc., 5.25%, 08/05/19 (d),(g),(f)	227,948		221,964

Utilities — 0.0%
Culligan International Co., 5.00%, 11/17/23 (d),(g),(f)	254,578		256,487

Wireless Telecommunication Services — 0.1%
Ligado Networks LLC, 9.75%, 06/15/20 (d),(g),(f)	1,943,629		1,807,575

Total United States			10,445,975

TOTAL BANK LOANS (COST $11,938,003)			10,949,858

CORPORATE BONDS & NOTES — 8.2%
Brazil — 0.7%
Integrated Oils — 0.7%
Petrobras Global Finance BV, 3.25%, 04/01/19	1,466,000	EUR	1,574,049
Petrobras Global Finance BV,
3.00%, 01/15/19	$6,358,000		6,197,143
4.88%, 03/17/20	9,638,000		9,529,091
5.75%, 01/20/20	8,874,000		8,984,925
8.38%, 05/23/21	4,241,000		4,569,677

Total Brazil			30,854,885

Canada — 0.4%
Aerospace & Defense — 0.2%
Bombardier, Inc., 8.75%, 12/01/21 (d),(e)	7,705,000		8,176,931

Metals & Mining — 0.0%
HudBay Minerals, Inc.,
7.25%, 01/15/23 (d),(e)	283,000		292,905
7.63%, 01/15/25 (d),(e)	283,000		294,145

			587,050

Publishing & Broadcasting — 0.2%
Postmedia Network, Inc., PIK, 10.25%, 07/15/23 (d),(e)	7,516,000		8,671,585

Travel & Lodging — 0.0%
River Cree Enterprises LP, 11.00%, 01/20/21 (d),(e)	1,404,000	CAN	1,022,374

Waste & Environmental Services & Equipment — 0.0%
Tervita Escrow Corp., 7.63%, 12/01/21 (d),(e)	$182,000		185,640

Total Canada			18,643,580

Ecuador — 0.0%
Refining & Marketing — 0.0%
EP PetroEcuador via Noble Sovereign Funding I Ltd. REG S, 6.63%, 09/24/19 (f)	1,941,211		1,948,490

Total Ecuador			1,948,490

France — 0.4%
Oil & Gas Services & Equipment — 0.2%
CGG SA,
6.50%, 06/01/21	10,900,000		5,014,000
6.88%, 01/15/22	3,000,000		1,380,000

			6,394,000

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2016 (Unaudited)

Security Description	Principal Amount		Value
Property & Casualty Insurance — 0.0%
Groupama SA REG S, 6.38% (f),(i)	1,800,000	EUR	1,771,706

Publishing & Broadcasting — 0.2%
PagesJaunes Finance & Co. SCA REG S, 8.88%, 06/01/18	13,271,000	EUR	8,775,864

Total France			16,941,570

Mexico — 0.2%
Integrated Oils — 0.2%
Petroleos Mexicanos,
4.25%, 01/15/25	$2,129,000		1,957,403
6.88%, 08/04/26	2,214,000		2,335,770
Petroleos Mexicanos, MTN, 1.88%, 04/21/22	3,821,000	EUR	3,865,377

			8,158,550

Transportation & Logistics — 0.0%
Mexico City Airport Trust REG S, 5.50%, 10/31/46	$2,401,000		2,160,900

Total Mexico			10,319,450

Netherlands — 0.1%
Wireless Telecommunication Services — 0.1%
GTH Finance BV, 6.25%, 04/26/20	1,968,000		2,062,456

Total Netherlands			2,062,456

Sweden — 0.1%
Chemicals — 0.1%
Perstorp Holding AB, 8.50%, 06/30/21 (d),(e)	3,248,000		3,239,880

Total Sweden			3,239,880

United Kingdom — 0.2%
Transportation & Logistics — 0.2%
Algeco Scotsman Global Finance PLC,
8.50%, 10/15/18 (d),(e)	2,857,000		2,649,868
10.75%, 10/15/19 (d),(e)	88,000		62,480
Algeco Scotsman Global Finance PLC, 9.00%, 10/15/18 (d)	200,000	EUR	191,582
CEVA Group PLC, 4.00%, 05/01/18 (d),(e)	$6,347,796		5,713,016

Total United Kingdom			8,616,946

United States — 5.9%
Casinos & Gaming — 0.0%
Jack Ohio Finance LLC / Jack Ohio Finance 1 Corp., 6.75%, 11/15/21 (d),(e),(b)	929,000		940,613
Mohegan Tribal Gaming Authority, 7.88%, 10/15/24 (d),(e),(c)	908,000		926,160

			1,866,773

Chemicals — 0.1%
LyondellBasell Industries NV, 0.00%, 08/15/49 (d),(j),(g)	11,000,000		1,595,000
LyondellBasell Industries NV, 1.00%, 08/15/15 (d),(g),(f)	3,591,000	EUR	623,711

			2,218,711

Consumer Finance — 0.1%
DFC Finance Corp., PIK, 12.00%, 06/16/20 (d),(e)	$8,338,050		4,565,082
Speedy Cash Intermediate Holdings Corp., 10.75%, 05/15/18 (d),(e)	1,200,000		1,149,000

			5,714,082

Consumer Services — 0.3%
Constellis Holdings LLC / Constellis Finance Corp., 9.75%, 05/15/20 (d),(e)	64,000		65,600
Corporate Risk Holdings LLC, 9.50%, 07/01/19 (d),(e)	2,415,000		2,481,412
RR Donnelley & Sons Co.,
6.00%, 04/01/24 (d)	6,802,000		6,410,885
6.50%, 11/15/23 (d),(b),(c)	1,372,000		1,335,985
6.63%, 04/15/29 (d)	160,000		140,800
7.00%, 02/15/22 (d)	761,000		764,805

			11,199,487

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2016 (Unaudited)

Security Description	Principal Amount	Value
Containers & Packaging — 0.1%
BWAY Holding Co., 9.13%, 08/15/21 (d),(e)	$4,359,000	$4,598,745
Consolidated Container Co. LLC/Consolidated Container Capital, Inc., 10.13%, 07/15/20 (d),(e)	627,000	641,108

		5,239,853

Electrical Equipment Manufacturing — 0.0%
Dispensing Dynamics International, 12.50%, 01/01/18 (d),(e)	841,000	841,000

Entertainment Resources — 0.1%
Production Resource Group, Inc., 8.88%, 05/01/19 (d),(g)	3,618,000	2,243,160

Exploration & Production — 0.3%
California Resources Corp., 8.00%, 12/15/22 (d),(e),(c)	12,686,000	11,290,540
Parsley Energy LLC / Parsley Finance Corp., 5.38%, 01/15/25 (d),(e)	419,000	420,425

		11,710,965

Financial Services — 0.2%
MF Global Holdings Ltd.,
1.88%, 02/01/16 (a),(d),(k),(g)	18,687,000	5,652,817
3.38%, 08/01/18 (a),(d),(k),(g)	4,770,000	1,442,925
6.25%, 08/08/16 (a),(d),(k),(g)	4,026,000	1,217,865

		8,313,607

Forest & Paper Products Manufacturing — 0.4%
Resolute Forest Products, Inc., 5.88%, 05/15/23 (c),(d)	18,009,000	16,208,100

Hardware — 0.2%
Everi Payments, Inc., 10.00%, 01/15/22 (b),(c),(d)	10,724,000	10,616,760

Health Care Facilities & Services — 0.2%
Kindred Healthcare, Inc., 8.75%, 01/15/23 (c),(d)	2,857,000	2,671,295
Universal Hospital Services, Inc., 7.63%, 08/15/20 (c),(d)	6,286,000	6,223,140

		8,894,435

Homebuilders — 0.0%
Ashton Woods USA LLC / Ashton Woods Finance Co., 6.88%, 02/15/21 (b),(d),(e)	406,000	390,775

Industrial Other — 0.2%
Engility Corp., 8.88%, 09/01/24 (d),(e)	7,491,000	7,846,822
Michael Baker International LLC / CDL Acquisition Co., Inc., 8.25%, 10/15/18 (b),(d),(e)	1,550,000	1,526,750

		9,373,572

Managed Care — 0.2%
Opal Acquisition, Inc., 8.88%, 12/15/21 (d),(e),(b)	8,544,000	7,305,120

Manufactured Goods — 0.0%
Wise Metals Group LLC / Wise Alloys Finance Corp., 8.75%, 12/15/18 (d),(e)	1,599,000	1,662,960

Medical Equipment & Devices Manufacturing — 0.0%
Crimson Merger Sub, Inc., 6.63%, 05/15/22 (d),(e)	2,223,000	1,972,913

Metals & Mining — 0.7%
AK Steel Corp.,
7.63%, 05/15/20 (b),(d)	12,531,000	12,781,620
7.63%, 10/01/21 (b),(d)	8,651,000	9,310,639
8.38%, 04/01/22 (b),(c),(d)	3,712,000	3,906,880
Allegheny Technologies, Inc., 9.38%, 06/01/19 (b),(d)	2,785,000	2,979,950

		28,979,089

Oil & Gas Services & Equipment — 0.0%
CSI Compressco LP / Compressco Finance, Inc., 7.25%, 08/15/22 (b),(d)	550,000	519,750

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2016 (Unaudited)

Security Description	Principal Amount	Value
Pipeline — 0.1%
American Midstream Partners LP / American Midstream Finance Corp., 8.50%, 12/15/21 (d),(e)	$572,000	$567,710
Martin Midstream Partners LP / Martin Midstream Finance Corp., 7.25%, 02/15/21 (d)	833,000	822,588
NGPL PipeCo LLC, 7.12%, 12/15/17 (d),(e)	1,004,000	1,046,670
Rose Rock Midstream LP / Rose Rock Finance Corp.,
5.63%, 07/15/22 (d)	314,000	308,505
5.63%, 11/15/23 (d)	345,000	336,375

		3,081,848

Publishing & Broadcasting — 1.6%
American Media, Inc.,
0.00%, 03/01/22 (d),(e),(j)	45,188,395	31,631,876
5.50%, 09/01/21 (d),(e)	6,494,636	6,372,862
Knight Ridder, Inc.,
6.88%, 03/15/29 (d)	7,122,000	6,009,188
7.15%, 11/01/27 (d)	624,000	549,120
LBI Media, Inc.,
10.00%, 04/15/19 (d),(e)	4,194,000	4,110,120
13.50%, 04/15/20 (d),(e)	4,514,699	3,465,031
Lee Enterprises, Inc., 9.50%, 03/15/22 (b),(c),(d),(e)	5,587,000	5,922,220
McClatchy Co., 9.00%, 12/15/22 (d)	2,081,000	2,216,265
Time, Inc., 5.75%, 04/15/22 (c),(d),(e)	8,718,000	9,023,130

		69,299,812

Railroad — 0.0%
Florida East Coast Holdings Corp., 9.75%, 05/01/20 (d),(e)	392,000	402,780

Renewable Energy — 0.0%
Ultra Resources,
0.05%, 12/31/49 (d),(g)	488,000	488,000
4.98%, 12/31/49 (d),(g)	371,174	366,237

		854,237

Retail — Consumer Discretionary — 0.2%
DriveTime Automotive Group, Inc. / DT Acceptance Corp., 8.00%, 06/01/21 (b),(d),(e),(g)	9,924,000	9,613,875
Guitar Center, Inc., 6.50%, 04/15/19 (c),(d),(e)	1,702,000	1,544,565

		11,158,440

Software & Services — 0.3%
Harland Clarke Holdings Corp.,
6.88%, 03/01/20 (d),(e)	116,000	111,940
9.25%, 03/01/21 (d),(e)	1,259,000	1,107,920
iPayment, Inc., 9.50%, 12/15/19 (d),(e)	12,475,731	12,787,624
Syniverse Holdings, Inc., 9.13%, 01/15/19 (d)	732,000	640,500

		14,647,984

Transportation & Logistics — 0.2%
Navistar International Corp., 8.25%, 11/01/21 (c),(d)	8,832,000	8,920,320

Travel & Lodging — 0.1%
Viking Cruises Ltd.,
6.25%, 05/15/25 (d),(e)	1,000,000	930,000
8.50%, 10/15/22 (c),(d),(e)	2,184,000	2,265,900

		3,195,900

Utilities — 0.0%
Ferrellgas LP / Ferrellgas Finance Corp.,
6.50%, 05/01/21 (d)	396,000	392,040
6.75%, 01/15/22 (d)	472,000	467,280

		859,320

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2016 (Unaudited)

Security Description	Principal Amount		Value
Wireless Telecommunication Services — 0.3%
Frontier Communications Corp.,
10.50%, 09/15/22 (d)	$1,886,000		$1,982,752
11.00%, 09/15/25 (b),(d)	11,184,000		11,547,480

			13,530,232

Total United States			261,221,985
Venezuela — 0.2%
Integrated Oils — 0.2%
Petroleos de Venezuela SA REG S,
6.00%, 05/16/24	10,724,825		4,129,058
6.00%, 11/15/26	12,512,734		4,817,402

Total Venezuela			8,946,460

TOTAL CORPORATE BONDS & NOTES (COST $331,709,254)			362,795,702

SOVEREIGN DEBT — 5.2%
Argentine Bonos del Tesoro,
15.50%, 10/17/26	27,641,443	ARS	1,736,735
16.00%, 10/17/23	110,355,598	ARS	6,905,918
Argentine Republic Government International Bond,
2.26%, 12/31/38 (f),(l)	9,240,000	EUR	5,412,792
2.26%, 12/31/38 (f),(l)	1,478,403	EUR	871,495
3.88%, 01/15/22	3,044,000	EUR	3,066,484
5.00%, 01/15/27	2,533,000	EUR	2,345,259
7.82%, 12/31/33	10,243,716	EUR	10,348,926
7.82%, 12/31/33	2,006,359	EUR	2,053,915
8.75%, 06/02/17	$7,992,690		8,272,434
Deutsche Bundesrepublik Inflation Linked Bond REG S, 0.10%, 04/15/26 (b),(d)	20,426,458	EUR	24,101,932
Ecuador Government International Bond, 10.75%, 03/28/22	$762,000		826,770
France Government Bond OAT REG S, 0.10%, 03/01/25 (b),(d)	22,033,748	EUR	25,075,179
Japan Treasury Discount Bill, 0.00%, 03/27/17 (d),(j)	3,000,000,000	JPY	25,685,955
Letras del Banco Central de la Republica Argentina,
Zero Coupon, 01/11/17	54,104,238	ARS	3,381,849
Zero Coupon, 01/18/17	110,865,223	ARS	6,899,620
Zero Coupon, 01/25/17	17,283,331	ARS	1,070,698
Mexican Bonos, 10.00%, 12/05/24 (d)	315,050,000	MXN	17,587,458
Pakistan Government International Bond REG S, 6.75%, 12/03/19	$2,835,000		2,997,023
Paraguay Government International Bond,
4.63%, 01/25/23	3,779,000		3,817,017
5.00%, 04/15/26	211,000		214,693
Republic of Iraq REG S, 5.80%, 01/15/28	3,833,000		3,181,214
Russian Federal Bond — OFZ, 6.40%, 05/27/20	496,109,000	RUB	7,661,162
Russian Foreign Bond — Eurobond, 4.75%, 05/27/26	$9,600,000		9,825,120
Sweden Government Bond, 1.00%, 11/12/26 (b),(d)	154,000,000	SEK	17,619,719
Ukraine Government International Bond, 7.75%, 09/01/19	$4,963,000		4,989,800
United Kingdom Gilt Inflation Linked Bond REG S,
0.13%, 03/22/24 (b),(d)	8,602,256	GBP	12,469,007
0.13%, 03/22/26 (b),(d)	15,996,552	GBP	23,808,618

TOTAL SOVEREIGN DEBT (COST $249,384,070)			232,226,792

MORTGAGE-BACKED SECURITIES — 30.2%
Bermuda — 0.1%
Collateralized Mortgage Obligation (Residential) — 0.1%
Bellemeade Re Ltd., Series 2015-1A, Class M2, 5.06%, 07/25/25 (d),(e),(f)	$6,214,000		6,266,197

Total Bermuda			6,266,197

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2016 (Unaudited)

Security Description	Principal Amount	Value
Cayman Islands — 0.6%
Collateralized Debt Obligation (Commercial) — 0.5%
Arbor Realty Collateralized Loan Obligation Ltd., Series 2015-FL1A, Class B, 3.95%, 03/15/25 (d),(e),(f),(g)	$639,000	$629,990
Gramercy Real Estate CDO Ltd.,
Series 2005-1A, Class D, 1.68%, 07/25/35 (d),(e),(f),(g)	2,000,000	1,957,000
Series 2006-1A, Class D, 1.44%, 07/25/41 (d),(e),(f),(g)	1,100,000	1,040,820
Series 2006-1A, Class E, 1.58%, 07/25/41 (d),(e),(f),(g)	4,248,000	3,891,168
Series 2007-1A, Class BFX, 6.00%, 08/15/56 (d),(e),(g)	536,000	5,307
N-Star Real Estate CDO V Ltd., Series 2005-5A, Class A1, 1.01%, 09/22/45 (d),(e),(f),(g)	729,144	678,979
Sorin Real Estate CDO I Ltd.,
Series 2005-1A, Class A2, 1.37%, 06/07/40 (d),(e),(f),(g)	4,165,000	4,021,724
Series 2005-1A, Class B, 1.43%, 06/07/40 (d),(e),(f),(g)	2,813,000	2,309,754
Sorin Real Estate CDO IV Ltd., Series 2006-4A, Class C, 1.42%, 10/28/46 (d),(e),(f),(g)	738,000	665,898
SRERS Funding Ltd., Series 2011-RS, Class A1B1, 0.90%, 05/09/46 (d),(e),(f),(g)	5,759,360	5,736,322

		20,936,962

Commercial Mortgage-Backed Securities — 0.1%
PFP III Ltd.,
Series 2015-2, Class D, 4.71%, 07/14/34 (d),(e),(f)	2,250,000	2,191,050
Series 2015-2, Class E, 5.31%, 07/14/34 (d),(e),(f)	2,400,000	2,326,320
Resource Capital Corp. Ltd., Series 2015-CRE3, Class D, 4.71%, 03/15/32 (d),(e),(f)	1,500,000	1,499,550

		6,016,920

Total Cayman Islands		26,953,882

United States — 29.5%
Collateralized Debt Obligation (Commercial) — 0.0%
RAIT Preferred Funding II Ltd., Series 2007-2A, Class A2, 1.21%, 06/25/45 (d),(e),(f),(g)	1,807,342	1,737,579

Collateralized Mortgage Obligation (Residential) — 13.8%
Alternative Loan Trust, Series 2004-28CB SEQ, Class 3A1, 6.00%, 01/25/35 (d)	950,896	925,222
Banc of America Funding Corp., Series 2007-B, Class A1, 0.95%, 04/20/47 (d),(f)	2,440,431	1,895,727
Chase Mortgage Finance Trust, Series 2007-A2, Class 3A2, 3.14%, 07/25/37 (d),(f)	209,769	201,819
Citicorp Mortgage Securities Trust, Series 2006-3, Class 1A10, 6.25%, 06/25/36 (d)	523,765	518,370
Citigroup Mortgage Loan Trust, Inc., Series 2005-3, Class 2A2, 3.04%, 08/25/35 (d),(f)	2,562,996	2,426,132
Colony Starwood Homes Trust, Series 2016-1A, Class E, 1 mo. USD LIBOR + 4.15%, 4.89%, 07/17/33 (d),(e),(f)	1,933,000	1,965,281
Connecticut Avenue Securities, Series 2014-C01, Class M2, 5.16%, 01/25/24 (d),(f),(h)	6,254,577	6,677,386
Connecticut Avenue Securities, Series 2014-C02, Class 2M2, 3.36%, 05/25/24 (d),(f),(b)	5,759,000	5,687,013
Connecticut Avenue Securities, Series 2014-C02, Class 1M2, 3.36%, 05/25/24 (d),(f),(b),(h)	35,602,501	34,975,897
Connecticut Avenue Securities, Series 2014-C03, Class 2M2, 3.66%, 07/25/24 (d),(f),(b),(h)	9,722,522	9,741,967
Connecticut Avenue Securities, Series 2014-C03, Class 1M2, 3.76%, 07/25/24 (d),(f),(b),(h)	11,622,184	11,652,402
Connecticut Avenue Securities, Series 2014-C04, Class 1M2, 5.66%, 11/25/24 (d),(f),(h)	6,049,000	6,586,756
Connecticut Avenue Securities, Series 2014-C04, Class 2M2, 5.76%, 11/25/24 (d),(f)	4,895,492	5,273,424
Connecticut Avenue Securities, Series 2015-C01, Class 1M2, 5.06%, 02/25/25 (d),(f),(h)	13,858,375	14,552,680
Connecticut Avenue Securities, Series 2015-C01, Class 2M2, 5.31%, 02/25/25 (d),(f),(h)	9,622,444	10,146,867
Connecticut Avenue Securities, Series 2015-C02, Class 1M2, 4.76%, 05/25/25 (d),(f),(h)	28,639,250	29,836,371
Connecticut Avenue Securities, Series 2015-C02, Class 2M2, 4.76%, 05/25/25 (d),(f),(h)	15,534,000	16,164,680
Connecticut Avenue Securities, Series 2015-C03, Class 1M2, 5.76%, 07/25/25 (d),(f),(h)	4,541,000	4,880,213
Connecticut Avenue Securities, Series 2015-C03, Class 2M2, 5.76%, 07/25/25 (d),(f),(h)	7,283,000	7,824,127
Connecticut Avenue Securities, Series 2015-C04, Class 2M2, 6.31%, 04/25/28 (d),(f),(h)	9,664,000	10,419,725
Connecticut Avenue Securities, Series 2015-C04, Class 1M2, 6.46%, 04/25/28 (d),(f),(h)	7,759,000	8,537,228
Connecticut Avenue Securities, Series 2016-C01, Class 1M2, 7.51%, 08/25/28 (d),(f),(b)	12,291,000	14,151,857
Connecticut Avenue Securities, Series 2016-C01, Class 2M2, 7.71%, 08/25/28 (d),(f),(b)	15,363,000	17,667,450
Connecticut Avenue Securities, Series 2016-C02, Class 1M2, 6.76%, 09/25/28 (d),(f)	26,062,000	29,030,462
Connecticut Avenue Securities, Series 2016-C03, Class 2M2, 6.66%, 10/25/28 (d),(f)	4,336,000	4,736,213
Connecticut Avenue Securities, Series 2016-C04, Class 1M1, 2.21%, 01/25/29 (d),(f),(b)	2,928,363	2,942,712
Connecticut Avenue Securities, Series 2016-C04, Class 1M2, 5.01%, 01/25/29 (d),(f),(b)	1,000,000	1,034,500
Connecticut Avenue Securities, Series 2016-C05, Class 2M2, 5.21%, 01/25/29 (d),(f)	2,514,000	2,600,230
Countrywide Alternative Loan Trust, Series 2005-21CB, Class A17, 6.00%, 06/25/35 (d),(b)	1,213,954	1,186,155
Countrywide Alternative Loan Trust, Series 2005-J2, Class 1A5, 1.26%, 04/25/35 (d),(f),(b)	401,572	322,863
Countrywide Asset-Backed Certificates, Series 2005-15, Class 1AF6, 4.19%, 04/25/36 (d),(f)	29,339	30,181

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2016 (Unaudited)

Security Description	Principal Amount	Value
Countrywide Asset-Backed Certificates, Series 2006-BC4, Class 2A2, 0.92%, 11/25/36 (d),(f)	$191,737	$186,426
Countrywide Home Loans, Series 2005-HYB3, Class 3A2, 2.92%, 06/20/35 (d),(f)	2,397,461	2,289,575
Federal Home Loan Mortgage Corp.,
Series 2015-SC02, Class M3, 3.69%, 09/25/45 (d),(f)	866,000	666,214
Series 2016-DNA4, Class M3, 4.56%, 03/25/29 (d),(f)	1,500,000	1,501,800
Series 2016-HQA4, Class M3, 4.66%, 04/25/29 (d),(f)	17,027,000	17,059,351
Federal National Mortgage Association,
3.50%, 02/01/47 (d),(m)	16,000,000	16,347,812
4.50%, 02/01/47 (d),(m)	50,000,000	53,660,156
Series 2016-C06, Class 1M2, 5.01%, 04/25/29 (d),(f)	34,197,000	35,236,589
Series 2016-C07, Class 2M2, 5.11%, 04/25/29 (d),(f)	29,355,000	30,191,617
First Horizon Alternative Mortgage Securities Trust, Series 2005-AA9, Class 3A1, 2.86%, 11/25/35 (d),(f)	2,824,916	2,413,044
GSR Mortgage Loan Trust, Series 2006-OA1, Class 2A3, 1.05%, 08/25/46 (d),(f)	34,397,432	10,033,731
IndyMac Index Mortgage Loan Trust,
Series 2007-AR13, Class 4X, 0.25%, 07/25/37 (d)	80,352,931	1,173,153
Series 2007-AR7, Class 2X, 0.55%, 06/25/37 (d),(f)	102,315,885	2,486,276
Invitation Homes Trust,
Series 2015-SFR2, Class E, 3.83%, 06/17/32 (d),(e),(f)	3,945,000	3,945,000
Series 2015-SFR3, Class D, 3.49%, 08/17/32 (d),(e),(f)	1,835,000	1,838,120
Series 2015-SFR3, Class F, 5.49%, 08/17/32 (d),(e),(f)	1,722,000	1,726,305
JP Morgan Alternative Loan Trust, Series 2005-A2, Class 1A1, 1.28%, 01/25/36 (d),(f),(b)	643,430	602,637
Structured Adjustable Rate Mortgage Loan Trust, Series 2006-4, Class 6A, 3.18%, 05/25/36 (d),(f)	1,566,446	1,276,653
Structured Agency Credit Risk, Series 2013-DN2, Class M2, 5.01%, 11/25/23 (d),(f),(b),(h)	23,777,000	25,182,221
Structured Agency Credit Risk, Series 2014-DN1, Class M3, 5.26%, 02/25/24 (d),(f),(h)	2,013,142	2,193,520
Structured Agency Credit Risk, Series 2014-DN2, Class M3, 4.36%, 04/25/24 (d),(f)	15,648,000	16,194,115
Structured Agency Credit Risk, Series 2014-HQ2, Class M3, 4.51%, 09/25/24 (d),(f),(b)	6,440,835	6,726,164
Structured Agency Credit Risk, Series 2014-HQ3, Class M3, 5.51%, 10/25/24 (d),(f)	783,000	847,989
Structured Agency Credit Risk, Series 2015-DNA1, Class M3, 4.06%, 10/25/27 (d),(f),(h)	8,641,869	9,043,716
Structured Agency Credit Risk, Series 2015-DNA3, Class M3, 5.46%, 04/25/28 (d),(f),(h)	5,300,088	5,730,455
Structured Agency Credit Risk, Series 2015-HQA1, Class M3, 5.46%, 03/25/28 (d),(f)	4,242,000	4,516,033
Structured Agency Credit Risk, Series 2015-HQA1, Class B, 9.56%, 03/25/28 (d),(f),(g)	5,399,049	5,531,865
Structured Agency Credit Risk, Series 2015-HQA2, Class M3, 5.56%, 05/25/28 (d),(f)	5,130,000	5,475,762
Structured Agency Credit Risk, Series 2016-DNA1, Class M3, 6.31%, 07/25/28 (d),(f),(b)	36,678,000	40,448,498
Structured Agency Credit Risk, Series 2016-DNA2, Class M3, 5.41%, 10/25/28 (d),(f)	9,840,000	10,462,872
Structured Agency Credit Risk, Series 2016-HQA1, Class M3, 7.11%, 09/25/28 (d),(f)	2,030,000	2,334,500
Structured Agency Credit Risk, Series 2016-HQA2, Class M3, 5.91%, 11/25/28 (d),(f),(h)	14,088,000	15,254,486
WaMu Mortgage Pass-Through Certificates Trust,
WaMu Mortgage Pass-Through Certificates Trust,
WaMu Mortgage Pass-Through Certificates Trust,
WaMu Mortgage Pass-Through Certificates Trust,
Series 2006-AR12, Class 1A2, 2.85%, 10/25/36 (d),(f)	2,492,712	2,293,295
Series 2006-AR17, Class 1A, 1.36%, 12/25/46 (d),(f)	4,857,424	3,764,504
Series 2006-AR18, Class 1A1, 2.14%, 01/25/37 (d),(f)	2,553,775	2,196,246
Series 2007-HY6, Class 2A3, 2.61%, 06/25/37 (d),(f)	2,101,542	1,865,118
Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2007-HY1, Class A2B, 0.96%, 02/25/37 (d),(f)	7,814,002	2,408,275
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-14, Class 1A1, 6.00%, 10/25/37 (d),(b)	398,741	387,736

		610,083,739

Commercial Mortgage-Backed Securities — 14.9%
BAMLL Commercial Mortgage Securities Trust, Series 2013-DSNY, Class F, 4.20%, 09/15/26 (d),(e),(f)	1,000,000	1,000,000
BAMLL Commercial Mortgage Securities Trust, Series 2014-ICTS, Class E, 3.65%, 06/15/28 (d),(e),(f)	3,150,000	3,145,275
BAMLL Commercial Mortgage Securities Trust, Series 2014-INLD, Class D, 4.01%, 12/15/29 (d),(e),(f)	1,500,000	1,496,100
BAMLL Mezzanine Securities Trust, Series 2015-ASMB, Class MZB, 9.63%, 01/09/20 (d),(e),(f),(b),(g)	19,075,000	18,655,350

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2016 (Unaudited)

Security Description	Principal Amount	Value
Banc of America Commercial Mortgage Trust,
Series 2006-4, Class AJ, 5.70%, 07/10/46 (f),(b),(h)	$10,777,805	$10,692,661
Series 2006-5 SEQ, Class AJ, 5.48%, 09/10/47 (b)	2,668,592	2,348,895
Series 2007-2, Class AJ, 5.65%, 04/10/49 (f),(b),(h)	14,930,373	13,967,364
Banc of America Merrll Lynch, Series 2016-ASMZ, Class MZA, 9.95%, 12/15/17 (d),(e),(f),(g)	34,800,000	34,887,000
Barclays Commercial Mortgage, Series 2015-RRI, Class F, 1 mo. USD LIBOR + 4.45%, 5.15%, 05/15/32 (d),(e),(f)	4,989,000	4,951,084
BBCMS Trust,
Series 2014-BXO, Class D, 3.10%, 08/15/27 (d),(e),(f)	4,320,000	4,286,736
Series 2014-BXO, Class E, 3.10%, 08/15/27 (d),(e),(f)	1,000,000	991,400
Series 2015-RRMZ, Class M1, 6.70%, 05/15/20 (d),(e),(f)	4,632,858	4,684,283
Bear Stearns Commercial Mortgage Securities Trust,
Series 2006-PW14, Class B, 5.33%, 12/11/38 (d),(e)	5,352,000	5,297,945
Series 2006-PW14 SEQ, Class AJ, 5.27%, 12/11/38 (d)	5,251,571	5,262,074
Series 2006-T24, Class AJ, 5.60%, 10/12/41 (f),(b)	940,355	900,484
Series 2007-PW15, Class AM, 5.36%, 02/11/44 (b),(h)	5,288,433	5,101,751
Series 2007-PW15, Class AMFX, 5.36%, 02/11/44 (e),(h)	3,226,588	3,081,392
Series 2007-PW16, Class AJ, 5.71%, 06/11/40 (b),(d),(f)	11,133,133	11,132,020
Series 2007-PW17, Class AJ, 5.89%, 06/11/50 (f),(h)	9,684,829	9,713,883
BLCP Hotel Trust, Series 2014-CLMZ, Class M, 6.43%, 08/15/29 (d),(e),(f)	1,354,863	1,352,966
CD Commercial Mortgage Trust, Series 2007-CD4, Class AJ, 5.40%, 12/11/49 (d),(f),(g)	3,858,011	3,337,179
CDGJ Commercial Mortgage Trust, Series 2014-BXCH, Class DPB, 4.55%, 12/15/27 (d),(e),(f),(b)	4,804,868	4,823,127
CDGJ Commercial Mortgage Trust, Series 2014-BXCH, Class EPA, 4.95%, 12/15/27 (d),(e),(f)	2,806,715	2,813,170
CFCRE Commercial Mortgage Trust, Series 2016-C6, Class D, 4.23%, 11/10/49 (d),(e),(f)	1,703,000	1,290,022
CFCRE Commercial Mortgage Trust, Series 2016-C7, Class D, 4.44%, 12/10/54 (d),(e)	1,605,000	1,234,405
CFCRE Commercial Mortgage Trust, Series 2016-C7, Class C, 4.44%, 12/10/54 (d),(f)	991,000	952,549
CGBAM Commercial Mortgage Trust, Series 2014-HD, Class E, 3.54%, 02/15/31 (d),(e),(f)	698,000	688,437
Citigroup Commercial Mortgage Trust, Series 2006-C4, Class C, 5.99%, 03/15/49 (f),(b)	1,594,396	1,533,650
Citigroup Commercial Mortgage Trust, Series 2006-C5, Class AJ, 5.48%, 10/15/49 (b),(h)	7,673,672	7,213,252
Citigroup Commercial Mortgage Trust, Series 2015-GC29, Class D, 3.11%, 04/10/48 (d),(e),(h)	1,395,000	960,597
Citigroup Commercial Mortgage Trust, Series 2015-GC31, Class D, 4.06%, 06/10/48 (d),(f)	1,850,000	1,328,115
Citigroup Commercial Mortgage Trust, Series 2015-P1, Class D, 3.23%, 09/15/48 (d),(e)	1,193,000	907,754
Citigroup Commercial Mortgage Trust, Series 2016-C3, Class D, 3.00%, 11/15/49 (d),(e)	1,826,000	1,239,124
Citigroup Commercial Mortgage Trust, Series 2016-P6, Class D, 3.25%, 12/10/49 (d),(e)	1,030,000	706,992
Citigroup Commercial Mortgage Trust, Series 2016-SMPL, Class E, 4.51%, 09/10/31 (d),(e)	2,000,000	1,959,000
Citigroup Mortgage Loan Trust, Inc., Series 2015-SHP2, Class E, 4.35%, 07/15/27 (d),(e),(f)	650,000	641,095
COBALT Commercial Mortgage Trust, Series 2007-C3, Class C, 5.76%, 05/15/46 (d),(f),(g)	32,000	25,680
COBALT Commercial Mortgage Trust, Series 2007-C3, Class AJ, 5.76%, 05/15/46 (d),(f)	15,126,000	15,174,403
Commercial Mortgage Trust, Series 2008-LS1, Class AM, 6.09%, 12/10/49 (f),(b),(h)	1,586,909	969,919
Commercial Mortgage Trust, Series 2006-C8 SEQ, Class AJ, 5.38%, 12/10/46 (b),(h)	14,418,677	14,414,351
Commercial Mortgage Trust, Series 2007-C9, Class C, 5.81%, 12/10/49 (d),(f)	485,000	486,213
Commercial Mortgage Trust, Series 2007-C9, Class D, 5.81%, 12/10/49 (d),(f)	1,323,000	1,322,603
Commercial Mortgage Trust, Series 2014-PAT, Class E, 3.83%, 08/13/27 (d),(e),(f),(b)	1,800,000	1,785,600
Commercial Mortgage Trust, Series 2014-TWC, Class E, 3.93%, 02/13/32 (d),(e),(f),(b)	2,300,000	2,282,980
Commercial Mortgage Trust, Series 2015-CR23, Class D, 4.26%, 05/10/48 (d),(f),(b)	1,745,000	1,285,716
Credit Suisse Commercial Mortgage Trust, Series 2007-C1, Class AMFX, 5.42%, 02/15/40 (d),(h)	2,011,865	2,004,220
Credit Suisse Commercial Mortgage Trust, Series 2007-C1, Class AM, 5.42%, 02/15/40 (b),(d),(h)	23,577,105	23,487,512
Credit Suisse Commercial Mortgage Trust, Series 2007-C2, Class AJ, 5.62%, 01/15/49 (b),(d),(f),(h)	23,360,435	23,423,508
Credit Suisse Commercial Mortgage Trust, Series 2007-C4, Class AJ, 5.93%, 09/15/39 (f),(h)	4,237,070	4,227,748
Credit Suisse Commercial Mortgage Trust, Series 2007-C5, Class AM, 5.87%, 09/15/40 (f),(b),(h)	931,690	807,962
Credit Suisse Commercial Mortgage Trust, Series 2007-C5, Class A1AM, 5.87%, 09/15/40 (f),(b),(h)	686,943	645,726
Credit Suisse Commercial Mortgage Trust, Series 2015-SAND, Class E, 4.55%, 08/15/30 (d),(e),(f)	2,400,000	2,383,680
Credit Suisse Mortgage Trust, Series 2006-C4, Class AJ, 5.54%, 09/15/39 (f),(b),(h)	9,111,982	9,115,627
Credit Suisse Mortgage Trust, Series 2007-C1, Class AMFL, 0.90%, 02/15/40 (d),(f)	32,000	29,232
Credit Suisse Mortgage Trust, Series 2007-C2, Class C, 5.62%, 01/15/49 (d),(e),(f),(g)	883,000	763,000
Credit Suisse Mortgage Trust, Series 2015-DEAL, Class D, 3.80%, 04/15/29 (d),(e),(f)	3,025,000	3,025,605
Credit Suisse Mortgage Trust, Series 2015-DEAL, Class E, 1 mo. USD LIBOR + 4.00%, 4.70%, 04/15/29 (d),(e),(f),(b)	2,900,000	2,890,430

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2016 (Unaudited)

Security Description	Principal Amount	Value
CSAIL Commercial Mortgage Trust, Series 2015-C2, Class D, 4.21%, 06/15/57 (d),(f)	$1,282,000	$912,015
CSAIL Commercial Mortgage Trust, Series 2015-C3, Class D, 3.36%, 08/15/48 (d),(f)	732,000	541,607
DLJ Commercial Mortgage Corp., Series 1999-CG2, Class B6, 6.11%, 06/10/32	1,182,823	1,197,727
Equity Mortgage Trust, Series 2014-INNS, Class D, 3.00%, 05/08/31 (d),(e),(f)	1,000,000	989,000
Equity Mortgage Trust, Series 2014-INNS, Class E, 4.10%, 05/08/31 (d),(e),(f)	5,500,000	5,389,450
GE Commercial Mortgage Corp. Trust, Series 2007-C1, Class AM, 5.61%, 12/10/49 (f),(b),(h)	5,058,832	5,044,161
Great Wolf Trust, Series 2015-WOLF, Class D, 4.04%, 05/15/34 (d),(e),(f)	3,758,000	3,771,529
Great Wolf Trust, Series 2015-WOLF, Class E, 1 mo. USD LIBOR + 4.45%, 4.99%, 05/15/34 (d),(e),(f)	1,889,000	1,882,955
Great Wolf Trust, Series 2015-WOLF, Class F, 5.54%, 05/15/34 (d),(e),(f)	3,141,000	3,056,507
GS Mortgage Securities Trust, Series 2007-GG10, Class AM, 5.79%, 08/10/45 (d),(f),(h)	21,024,528	20,604,037
GS Mortgage Securities Trust, Series 2013-GC12, Class D, 4.48%, 06/10/46 (d),(e),(f)	2,000,000	1,718,800
Hilton USA Trust, Series 2014-ORL, Class E, 3.95%, 07/15/29 (d),(e),(f),(b)	280,000	274,624
Hyatt Hotel Portfolio Trust, Series 2014-HYMZ, Class M, 6.93%, 11/15/19 (d),(e),(f)	3,990,000	4,021,920
Hyatt Hotel Portfolio Trust, Series 2015-HYT, Class E, 4.50%, 11/15/29 (d),(e),(f)	3,000,000	3,009,600
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2016-WSP, Class E, 6.20%, 08/15/33 (d),(f)	14,711,000	14,841,928
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2016-WPT, Class D, 4.45%, 10/15/33 (d),(e),(f)	1,500,000	1,511,700
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2016-WPT, Class E, 5.70%, 10/15/33 (d),(e),(f)	2,600,000	2,617,680
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2005-CB13, Class AJ, 5.50%, 01/12/43 (d),(f)	2,689,523	2,682,799
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2006-CB14, Class AJ, 5.64%, 12/12/44 (f),(b),(h)	10,937,913	10,887,599
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2006-CB15, Class AM, 5.86%, 06/12/43 (f),(b),(h)	7,316,791	7,223,867
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2006-CB17 SEQ, Class AM, 5.46%, 12/12/43 (b)	453,921	450,199
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP8, Class B, 5.52%, 05/15/45 (d),(f)	3,386,108	3,368,839
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP8, Class D, 5.62%, 05/15/45 (d),(f)	1,895,000	1,873,965
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2007-CB20, Class AJ, 6.15%, 02/12/51 (f),(b),(h)	11,433,554	11,519,306
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2014-BXH, Class E, 4.45%, 04/15/27 (d),(e),(f)	1,630,000	1,591,043
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2014-C20, Class D, 4.57%, 07/15/47 (d),(e),(f),(b)	5,325,000	4,173,735
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2014-CBM, Class E, 4.55%, 10/15/29 (d),(e),(f),(b)	7,100,000	7,077,280
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2014-FL5, Class D, 4.20%, 07/15/31 (d),(e),(f),(b)	5,625,000	5,456,812
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2014-INMZ, Class M, 6.93%, 06/15/29 (d),(e),(f)	8,990,000	9,045,738
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2014-INN, Class E, 1 mo. USD LIBOR + 3.60%, 4.30%, 06/15/29 (d),(e),(f),(b)	12,190,000	12,107,108
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2014-INN, Class F, 4.70%, 06/15/29 (d),(e),(f)	1,186,000	1,157,892
JPMBB Commercial Mortgage Securities Trust, Series 2015-C28, Class D, 3.74%, 10/15/48 (d),(e),(f)	5,074,000	3,590,362
JPMBB Commercial Mortgage Securities Trust, Series 2015-C30, Class D, 3.81%, 07/15/48 (d),(f)	2,259,000	1,568,198
JPMBB Commercial Mortgage Securities Trust, Series 2015-C30, Class C, 4.31%, 07/15/48 (d),(f),(h)	11,768,000	10,304,061
LB UBS Commercial Mortgage Trust, Series 2008-C1, Class AM, 6.11%, 04/15/41 (f),(b),(h)	10,728,766	10,609,677
LB-UBS Commercial Mortgage Trust, Series 2005-C7, Class F, 5.35%, 11/15/40 (d),(f)	4,369,000	4,474,730
LB-UBS Commercial Mortgage Trust, Series 2007-C6, Class AJ, 6.17%, 07/15/40 (f),(b),(h)	11,262,780	11,351,756
LB-UBS Commercial Mortgage Trust, Series 2007-C7, Class AJ, 6.25%, 09/15/45 (f),(b)	742,545	750,193
Lone Star Portfolio Trust, Series 2015-LSP, Class E, 6.30%, 09/15/28 (d),(e),(f)	7,081,748	7,135,569
LSTAR Commercial Mortgage Trust, Series 2015-3, Class D, 3.24%, 04/20/48 (d),(e),(f)	3,194,000	2,127,843
Merrill Lynch Mortgage Trust, Series 2006-C1, Class AJ, 5.59%, 05/12/39 (f),(b)	2,785,219	2,756,810

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2016 (Unaudited)

Security Description	Principal Amount	Value
Merrill Lynch Mortgage Trust, Series 2007-C1, Class AM, 5.83%, 06/12/50 (f),(b),(h)	$7,970,085	$7,823,435
ML-CFC Commercial Mortgage Trust, Series 2006-4, Class B, 5.30%, 12/12/49 (d),(f),(g)	3,823,000	3,766,037
ML-CFC Commercial Mortgage Trust, Series 2006-4, Class C, 5.32%, 12/12/49 (d),(f),(g)	1,914,000	1,721,452
ML-CFC Commercial Mortgage Trust, Series 2006-4 SEQ, Class AJFX, 5.15%, 12/12/49 (d),(e)	128,922	128,716
ML-CFC Commercial Mortgage Trust, Series 2006-4 SEQ, Class AJ, 5.24%, 12/12/49 (d)	1,301,423	1,301,033
ML-CFC Commercial Mortgage Trust, Series 2007-7, Class AM, 5.73%, 06/12/50 (f),(b),(h)	6,488,462	6,414,494
ML-CFC Commercial Mortgage Trust, Series 2007-8, Class AMA, 5.87%, 08/12/49 (f),(b),(h)	13,132,890	12,925,390
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C19, Class D, 3.25%, 12/15/47 (d),(e)	3,660,000	2,757,810
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C21, Class D, 4.16%, 03/15/48 (d),(e),(f)	4,754,000	3,786,086
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C23, Class D, 4.14%, 07/15/50 (d),(e),(f)	2,195,000	1,767,633
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C25, Class D, 3.07%, 10/15/48 (d)	1,023,000	736,765
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C27, Class D, 3.24%, 12/15/47 (d),(e),(f)	1,466,500	957,918
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C29, Class D, 3.00%, 05/15/49 (d),(e),(f)	1,542,000	1,072,769
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C30, Class D, 3.00%, 09/15/49 (d),(e),(f)	1,323,000	882,441
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C32, Class D, 3.40%, 12/15/49 (d),(e)	991,000	697,565
Morgan Stanley Capital I Trust, Series 2006-HQ10, Class AJ, 5.39%, 11/12/41 (f),(b),(h)	7,211,379	7,193,351
Morgan Stanley Capital I Trust, Series 2007-IQ14, Class AM, 5.69%, 04/15/49 (f),(b),(h)	8,194,476	8,049,434
Morgan Stanley Capital I Trust, Series 2007-IQ14, Class AMFX, 5.69%, 04/15/49 (f),(b),(h)	4,121,475	4,048,525
Morgan Stanley Capital I Trust, Series 2007-T25, Class AJ, 5.57%, 11/12/49 (f),(h)	9,037,439	9,014,845
Morgan Stanley Capital I Trust, Series 2015-UBS8, Class D, 3.18%, 12/15/48 (d),(e)	1,523,000	1,134,787
Morgan Stanley Capital I Trust, Series 2016-UB12, Class D, 3.31%, 12/15/49 (d),(e)	1,761,000	1,195,015
Palisades Center Trust, Series 2016-PLSD, Class D, 4.74%, 04/13/33 (d),(e)	1,000,000	993,500
Wachovia Bank Commercial Mortgage Trust, Series 2006-C25, Class D, 5.79%, 05/15/43 (d),(f),(g)	2,564,000	2,565,538
Wachovia Bank Commercial Mortgage Trust, Series 2006-C26, Class AM, 6.07%, 06/15/45 (f),(b),(h)	6,287,250	6,299,824
Wachovia Bank Commercial Mortgage Trust, Series 2006-C27, Class AJ, 5.83%, 07/15/45 (f),(b),(h)	12,061,232	12,067,263
Wachovia Bank Commercial Mortgage Trust, Series 2006-C29, Class AJ, 5.37%, 11/15/48 (d),(f),(h)	12,372,102	12,385,711
Wachovia Bank Commercial Mortgage Trust, Series 2006-C29, Class B, 5.43%, 11/15/48 (d),(f),(g)	2,659,000	2,653,682
Wachovia Bank Commercial Mortgage Trust, Series 2006-C29, Class C, 5.44%, 11/15/48 (d),(f),(g)	220,000	206,778
Wachovia Bank Commercial Mortgage Trust, Series 2007-C30, Class B, 5.46%, 12/15/43 (d),(f),(g)	283,000	278,019
Wachovia Bank Commercial Mortgage Trust, Series 2007-C30, Class AJ, 5.41%, 12/15/43 (b),(d),(f)	24,506,769	24,670,964
Wachovia Bank Commercial Mortgage Trust, Series 2007-C31, Class D, 5.71%, 04/15/47 (d),(f),(g)	1,739,000	1,536,233
Wachovia Bank Commercial Mortgage Trust, Series 2007-C31, Class AJ, 5.66%, 04/15/47 (d),(f),(g)	1,854,000	1,870,130
Wachovia Bank Commercial Mortgage Trust, Series 2007-C32, Class AJ, 5.71%, 06/15/49 (d),(f)	722,840	698,625
Waldorf Astoria Boca Raton Trust, Series 2016-BOCA, Class E, 5.05%, 06/15/29 (d),(e),(f)	3,000,000	3,039,300
Wells Fargo Commercial Mortgage Trust, Series 2015-C27, Class D, 3.77%, 02/15/48 (d),(e)	6,903,000	4,901,820
Wells Fargo Commercial Mortgage Trust, Series 2015-C31, Class D, 3.85%, 11/15/48 (d)	2,440,000	1,774,612
Wells Fargo Commercial Mortgage Trust, Series 2015-LC20, Class D, 4.37%, 04/15/50 (d),(e),(f),(h)	4,667,000	3,531,519
Wells Fargo Commercial Mortgage Trust, Series 2015-NXS2, Class C, 4.25%, 07/15/58 (d),(f)	9,532,000	8,682,699
Wells Fargo Commercial Mortgage Trust, Series 2015-NXS4, Class E, 3.60%, 12/15/48 (d),(e),(f)	2,629,000	1,739,346
Wells Fargo Commercial Mortgage Trust, Series 2016-C34, Class D, 5.03%, 06/15/49 (d),(e),(f)	2,764,000	2,192,681
Wells Fargo Commercial Mortgage Trust, Series 2016-NXS6, Class D, 3.06%, 11/15/49 (d),(e)	1,307,000	853,340
Wells Fargo REMIC Trust, Series 2013-FRR1, Class AK16, 0.01%, 12/27/43 (d),(e),(g)	609,000	476,969

		660,593,521

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2016 (Unaudited)

Security Description	Principal Amount	Value
Interest Only Collateralized Mortgage Obligations — 0.1%
Federal National Mortgage Association, Series 2015-13, Class ST, 4.84%, 03/25/45 (d),(f)	$17,004,720	$3,054,048
Interest Only Commercial Mortgage-Backed Securities — 0.7%
CFCRE Commercial Mortgage Trust, Series 2016-C3, Class XB, 0.06%, 01/10/48 (f),(b)	33,288,517	282,952
CFCRE Commercial Mortgage Trust, Series 2016-C7, Class XA, 0.80%, 12/10/54 (d),(f)	20,747,000	1,215,774
Citigroup Commercial Mortgage Trust, Series 2015-GC29, Class XA, 1.17%, 04/10/48 (d),(f),(h)	14,390,655	918,124
Commercial Mortgage Trust, Series 2014-UBS4, Class XA, 1.25%, 08/10/47 (d),(f),(h)	20,809,451	1,273,538
Commercial Mortgage Trust, Series 2014-UBS5, Class XA, 1.06%, 09/10/47 (d),(f),(b)	4,021,576	197,057
Commercial Mortgage Trust, Series 2015-CR23, Class XA, 1.00%, 05/10/48 (d),(f),(b)	12,381,044	661,148
CSAIL Commercial Mortgage Trust, Series 2015-C2, Class XA, 0.88%, 06/15/57 (d),(f),(b)	41,029,982	2,059,705
CSAIL Commercial Mortgage Trust, Series 2015-C3, Class XA, 0.88%, 08/15/48 (d),(f)	34,707,105	1,693,707
FHLMC Multi-Family Structured, Series K043, Class X3, 1.64%, 02/25/43 (d),(f)	6,874,000	659,217
GS Mortgage Securities Trust, Series 2014-GC24, Class XA, 0.86%, 09/10/47 (d),(f),(b)	14,041,478	640,291
GS Mortgage Securities Trust, Series 2015-GC32, Class XA, 0.89%, 07/10/48 (d),(f),(h)	24,133,921	1,218,763
JPMBB Commercial Mortgage Securities Trust, Series 2014-C22, Class XA, 0.95%, 09/15/47 (d),(f),(b)	2,766,318	143,019
JPMBB Commercial Mortgage Securities Trust, Series 2015-C30, Class XA, 0.70%, 07/15/48 (d),(f)	53,039,627	1,898,819
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C17, Class XA, 1.25%, 08/15/47 (d),(f),(b)	25,499,861	1,456,042
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C19, Class XA, 1.15%, 12/15/47 (d),(f)	12,777,454	702,760
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C22, Class XA, 1.17%, 04/15/48 (d),(f)	19,453,183	1,256,676
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C23, Class XA, 0.75%, 07/15/50 (d),(f),(h)	57,206,089	2,219,596
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C25, Class XA, 1.15%, 10/15/48 (d),(f)	36,428,088	2,549,966
Morgan Stanley Capital I Trust, Series 2015-UBS8, Class XA, 0.98%, 12/15/48 (d),(f)	14,133,670	881,941
Wells Fargo Commercial Mortgage Trust, Series 2015-C28, Class XA, 0.77%, 05/15/48 (d),(f),(h)	26,213,241	1,161,247
Wells Fargo Commercial Mortgage Trust, Series 2015-C29, Class XA, 0.76%, 06/15/48 (d),(f),(h)	123,307,186	5,437,847
Wells Fargo Commercial Mortgage Trust, Series 2016-C32, Class XA, 1.36%, 01/15/59 (d),(f)	35,231,090	2,977,027
WFRBS Commercial Mortgage Trust, Series 2014-C22, Class XA, 0.93%, 09/15/57 (d),(f),(b)	1,850,648	90,126

		31,595,342

Total United States		1,307,064,229

TOTAL MORTGAGE-BACKED SECURITIES (COST $1,315,200,648)		1,340,284,308

U.S. GOVERNMENT SPONSORED AGENCY SECURITIES — 0.5%
United States — 0.5%
Inverse Interest Only Collateralized Mortgage Obligations — 0.5%
Government National Mortgage Association, 5.46%, 01/20/46 (d),(f)	17,579,644	3,644,260
Government National Mortgage Association, Series 2009-106, Class SL, 5.36%, 04/20/36 (d),(f)	12,719,407	1,979,140
Government National Mortgage Association, Series 2011-157, Class LS, 5.89%, 12/20/41 (d),(f)	7,857,832	1,805,730
Government National Mortgage Association, Series 2012-96, Class SA, 5.36%, 08/20/42 (d),(f)	8,227,170	1,625,689
Government National Mortgage Association, Series 2013-188, Class SA, 5.41%, 12/20/43 (d),(f)	8,676,969	1,358,813
Government National Mortgage Association, Series 2014-116, Class SC, 4.86%, 08/20/44 (d),(f)	5,824,870	968,093
Government National Mortgage Association, Series 2015-148, Class SL, 4.94%, 10/20/45 (d),(f)	22,140,795	3,834,786
Government National Mortgage Association, Series 2015-151, Class SC, 5.37%, 10/20/45 (d),(f)	13,663,729	2,667,160
Government National Mortgage Association, Series 2015-161, Class AS, 5.46%, 11/20/45 (d),(f)	10,832,035	2,563,943
Government National Mortgage Association, Series 2015-162, Class LS, 5.46%, 11/20/45 (d),(f)	15,451,719	3,461,185

TOTAL U.S. GOVERNMENT SPONSORED AGENCY SECURITIES (COST $23,682,783)		23,908,799

U.S. TREASURY OBLIGATIONS — 1.7%
United States — 1.7%
U.S. Treasury Inflation Indexed Notes, 0.13%, 07/15/26 (b),(d)	19,159,220	18,524,053

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2016 (Unaudited)

Security Description	Principal Amount	Value
U.S. Treasury Inflation Indexed Notes, 0.38%, 07/15/25 (d)	$7,134,750	$7,094,910
U.S. Treasury Inflation Indexed Notes, 0.63%, 01/15/26 (b),(d)	48,828,000	49,249,044

TOTAL U.S. TREASURY OBLIGATIONS (COST $76,839,746)		74,868,007

Security Description	Shares	Value
EXCHANGE-TRADED FUNDS — 2.2%
iShares Core MSCI Emerging Markets ETF (d),(b)	154,000	6,537,300
iShares iBoxx $ High Yield Corporate Bond ETF (d),(b)	332,000	28,734,600
iShares JP Morgan USD Emerging Markets Bond ETF (d),(b)	85,000	9,368,700
SPDR Dow Jones International Real Estate ETF (d),(b)	219,945	7,935,616
Vanguard FTSE Emerging Markets ETF (d),(b)	209,000	7,478,020
Vanguard Global ex-U.S. Real Estate ETF (d),(b)	264,257	13,099,219
Vanguard REIT ETF (d),(b)	279,755	23,088,180

TOTAL EXCHANGE-TRADED FUNDS (COST $98,773,798)		96,241,635

INVESTMENTS IN INVESTEE FUNDS — 6.0%
Cayman Islands — 3.7%
GCM Offshore Equity Partners LP (cost $30,211,561) (g),(q)		33,343,306
Glenview Capital Partners (Cayman), Ltd. (cost $125,000,000) (g),(q)	125,000	131,056,250

Total Cayman Islands		164,399,556

United States — 2.3%
GCM Equity Partners LP (cost $91,734,684) (g),(q)		101,526,883

Total United States		101,526,883

TOTAL INVESTMENTS IN INVESTEE FUNDS (COST $246,946,245)		265,926,439

Security Description	Contracts	Value
PURCHASED OPTIONS — 0.6%
Exchange-Traded Call Options — 0.4%
Bank of America Corp. Strike Price 20.00 USD Expires 04/21/17	6,496	1,799,392
Bank of America Corp. Strike Price 20.00 USD Expires 02/17/17	5,057	1,233,908
Charles Schwab Corp. Strike Price 37.00 USD Expires 03/17/17	1,687	590,450
DAX Index Strike Price 11,500.00 EUR Expires 01/20/17	534	421,586
DAX Index Strike Price 11,550.00 EUR Expires 01/20/17	323	213,694
DAX Index Strike Price 11,600.00 EUR Expires 01/20/17	641	317,132
DAX Index Strike Price 11,800.00 EUR Expires 01/20/17	534	129,849
Deutsche Telekom AG Strike Price 15.50 EUR Expires 01/20/17	2,308	218,657
Euro Stoxx 50 Strike Price 3,100.00 EUR Expires 02/17/17	226	490,072
Euro Stoxx 50 Strike Price 3,250.00 EUR Expires 02/17/17	2,595	2,701,580
Euro Stoxx 50 Strike Price 3,275.00 EUR Expires 02/17/17	102	78,810
Euro Stoxx 50 Strike Price 3,400.00 EUR Expires 02/17/17	481	156,961
Euro Stoxx 50 Strike Price 3,100.00 EUR Expires 01/20/17	232	471,091
Euro Stoxx 50 Strike Price 3,300.00 EUR Expires 01/20/17	3,943	1,867,770
Marathon Petroleum Corp. Strike Price 45.00 USD Expires 04/21/17	3,600	2,520,000
Molson Coors Brewing Co. Strike Price 105.00 USD Expires 04/21/17	394	80,770
Nokia Oyj Strike Price 4.40 EUR Expires 01/20/17	4,830	137,276
Nokia Oyj Strike Price 5.00 EUR Expires 01/20/17	4,616	19,436
Publicis Groupe Strike Price 66.00 EUR Expires 02/17/17	231	51,794
Publicis Groupe Strike Price 68.00 EUR Expires 02/17/17	462	62,249
Qualcomm, Inc. Strike Price 72.50 USD Expires 01/20/17	1,019	3,057
Qualcomm, Inc. Strike Price 70.00 USD Expires 01/20/17	346	4,152
S&P 500 E-mini Strike Price 2,200.00 USD Expires 03/17/17	120	471,000
S&P 500 E-mini Strike Price 2,250.00 USD Expires 03/17/17	120	295,729
S&P 500 Index Strike Price 2,250.00 USD Expires 01/20/17	145	267,090
SPDR S&P Regional Banking Strike Price 52.00 USD Expires 03/17/17	2,269	1,100,465
Telefonica SA Strike Price 9.50 EUR Expires 09/15/17	4,450	220,162
Telefonica SA Strike Price 9.75 EUR Expires 09/15/17	2,490	104,844

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2016 (Unaudited)

Security Description	Contracts	Value
Telefonica SA Strike Price 9.00 EUR Expires 09/15/17	965	$66,027
Telefonica SA Strike Price 9.89 EUR Expires 09/15/17	2,999	107,335
Telefonica SA Strike Price 9.64 EUR Expires 09/15/17	2,121	91,539
Telefonica SA Strike Price 8.25 EUR Expires 02/17/17	5,770	425,165
Time Warner, Inc. Strike Price 90.00 USD Expires 01/20/17	1,265	833,635
Vodafone Group PLC Strike Price 2.05 GBP Expires 02/17/17	2,313	135,401

		17,688,078

Exchange-Traded Put Options — 0.1%
Bayer AG Strike Price 76.00 EUR Expires 06/15/18	474	238,002
Humana, Inc. Strike Price 170.00 USD Expires 01/20/17	1,211	72,660
Humana, Inc. Strike Price 160.00 USD Expires 01/20/17	140	4,200
Humana, Inc. Strike Price 155.00 USD Expires 01/20/17	163	1,630
iShares Russell 2000 ETF Strike Price 135.00 USD Expires 01/20/17	479	108,733
Kirby Corp. Strike Price 65.00 USD Expires 03/17/17	1,148	378,840
Microsoft Corp. Strike Price 55.00 USD Expires 01/19/18	755	269,535
Publicis Groupe Strike Price 60.00 EUR Expires 01/20/17	516	8,691
S&P 500 E-Mini Strike Price 2,200.00 USD Expires 03/17/17	120	254,400
S&P 500 E-Mini Strike Price 2,250.00 USD Expires 03/17/17	120	340,729
S&P 500 Index Strike Price 2,000.00 USD Expires 04/28/17	78	177,060
S&P 500 Index Strike Price 2,125.00 USD Expires 02/17/17	186	266,538
S&P 500 Index Strike Price 2,125.00 USD Expires 01/20/17	654	257,022
S&P 500 Index Strike Price 2,150.00 USD Expires 01/31/17	280	306,600
S&P 500 Index Strike Price 2,235.00 USD Expires 01/06/17	82	86,920
S&P 500 Index Strike Price 2,245.00 USD Expires 01/06/17	467	698,165
Technology Select Sector SPDR Strike Price 47.00 USD Expires 01/20/17	698	18,846
Telefonica SA Strike Price 9.25 EUR Expires 09/15/17	530	65,275
Telefonica SA Strike Price 9.39 EUR Expires 09/15/17	2,373	314,740
Telefonica SA Strike Price 9.00 EUR Expires 09/15/17	383	41,727
Telefonica SA Strike Price 9.25 EUR Expires 09/15/17	530	66,391
Telefonica SA Strike Price 9.50 EUR Expires 09/15/17	373	53,006
Telefonica SA Strike Price 9.00 EUR Expires 09/15/17	383	41,123
Telefonica SA Strike Price 9.50 EUR Expires 09/15/17	580	81,812
Telefonica SA Strike Price 9.64 EUR Expires 09/15/17	353	53,137

		4,205,782

OTC Call Options — 0.1%
Comcast Corp. Strike Price 70.00 USD Expires 01/20/17 Counterparty Bank of America, N.A.	93,700	83,143
Microsoft Corp. Strike Price 70.00 USD Expires 01/18/19 Counterparty Morgan Stanley & Co. International plc	291,700	1,413,982
Qualcomm, Inc. Strike Price 70.00 USD Expires 01/20/17 Counterparty Bank of America, N.A.	169,300	21,605
Wells Fargo & Co. Strike Price 55.00 USD Expires 06/16/17 Counterparty UBS AG	232,700	820,546

		2,339,276

OTC Put Options — 0.0%
Hong Kong Hang Seng Index Strike Price 21,130.82 HKD Expires 01/26/17 Counterparty Morgan Stanley & Co. International plc	1,956	30,381
Hong Kong Hang Seng Index Strike Price 21,400.00 HKD Expires 01/26/17 Counterparty Morgan Stanley & Co. International plc	4,841	106,721
Hong Kong Hang Seng Index Strike Price 21,089.97 HKD Expires 01/26/17 Counterparty Morgan Stanley & Co. International plc	3,818	56,193
Hong Kong Hang Seng Index Strike Price 21,179.17 HKD Expires 01/26/17 Counterparty Morgan Stanley & Co. International plc	1,516	25,030
Hong Kong Hang Seng Index Strike Price 21,116.91 HKD Expires 02/27/17 Counterparty Morgan Stanley & Co. International plc	3,188	111,973
iShares PHLX Semiconductor ETF Strike Price 87.00 USD Expires 01/20/17 Counterparty Morgan Stanley & Co. International plc	19,100	183
iShares PHLX Semiconductor ETF Strike Price 87.00 USD Expires 01/20/17 Counterparty Credit Suisse International	86,100	826

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2016 (Unaudited)

Security Description	Contracts	Value
Technology Select Sector SPDR Strike Price 48.00 USD Expires 01/20/17 Counterparty Bank of America, N.A.	232,700	$111,982

		443,289

TOTAL PURCHASED OPTIONS (PREMIUMS PAID $22,784,878)		24,676,425

Security Description	Shares	Value
SHORT-TERM INVESTMENT — MONEY MARKET FUND — 8.2%
State Street Institutional U.S. Government Money Market Fund Premier Class, 0.47% (d),(n)	361,711,493	361,711,493

TOTAL SHORT-TERM INVESTMENT — MONEY MARKET FUND (COST $361,711,493)		361,711,493

TOTAL INVESTMENTS IN SECURITIES — 102.9% (COST $4,439,307,013) (o)		4,561,097,233

TOTAL SECURITIES SOLD SHORT — (25.4)% (PROCEEDS $1,110,799,615)		(1,126,499,438)

Other Assets (p) — 22.5%		997,891,492

Net Assets — 100.0%		$4,432,489,287

As of December 31, 2016, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost		$4,439,307,013

Gross unrealized appreciation		$198,662,188
Gross unrealized depreciation		(76,871,968)

Net unrealized appreciation		$121,790,220

SECURITIES SOLD SHORT — (25.4)%
COMMON STOCK — (23.2)%
Australia — (0.0)%
Banking — (0.0)%
Westpac Banking Corp. ADR	4,000	(93,920)

Iron & Steel — (0.0)%
BHP Billiton Ltd. ADR	100	(3,578)

Total Australia		(97,498)

Belgium — (0.0)%
Biotechnology & Pharmaceuticals — (0.0)%
UCB SA (d)	20,392	(1,307,473)

Transportation & Logistics — (0.0)%
Euronav SA	1,300	(10,335)

Total Belgium		(1,317,808)

Bermuda — (0.0)%
Transportation & Logistics — (0.0)%
Golar LNG Ltd.	63,000	(1,445,220)
Teekay Tankers Ltd. Class A	104,500	(236,170)

Total Bermuda		(1,681,390)

Brazil — (0.0)%
Banking — (0.0)%
Banco Santander Brasil SA ADR	900	(8,001)

Consumer Products — (0.0)%
BRF SA ADR	26,300	(388,188)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2016 (Unaudited)

Security Description	Shares	Value
Forest & Paper Products — (0.0)%
Fibria Celulose SA ADR	800	$(7,688)

Iron & Steel — (0.0)%
Cia Siderurgica Nacional SA ADR	38,200	(123,386)

Passenger Transportation — (0.0)%
Gol Linhas Aereas Inteligentes SA ADR	15,450	(210,429)

Real Estate — (0.0)%
Gafisa SA ADR	800	(888)

Utilities — (0.0)%
CPFL Energia SA ADR	1,420	(21,868)

Total Brazil		(760,448)

British Virgin Islands — (0.0)%
Asset Management — (0.0)%
Altisource Asset Management Corp.	1,000	(53,500)

Total British Virgin Islands		(53,500)

Canada — (0.3)%
Apparel & Textile Products — (0.0)%
Gildan Activewear, Inc.	2,800	(71,036)

Automotive — (0.0)%
Westport Innovations, Inc.	24,700	(27,911)

Banking — (0.1)%
Royal Bank of Canada	43,441	(2,940,069)
Toronto-Dominion Bank	45	(2,220)

		(2,942,289)

Biotechnology & Pharmaceuticals — (0.0)%
Aeterna Zentaris, Inc.	19,905	(71,658)
Aquinox Pharmaceuticals, Inc.	13,000	(214,630)
Aralez Pharmaceuticals, Inc.	35,628	(157,120)
Arbutus Biopharma Corp.	10,200	(24,990)
Concordia International Corp.	13,800	(29,256)
Novelion Therapeutics, Inc.	1,210	(10,188)
Sierra Oncology, Inc.	5,900	(8,791)
Sophiris Bio, Inc.	28,000	(78,400)
Trillium Therapeutics, Inc.	700	(3,955)

		(598,988)

Chemicals — (0.0)%
BioAmber, Inc.	500	(2,750)

Consumer Products — (0.0)%
SunOpta, Inc.	6,800	(47,940)

Engineering & Construction Services — (0.0)%
Stantec, Inc.	200	(5,050)

Hardware — (0.0)%
Blackberry Ltd.	400	(2,762)
DragonWave, Inc.	9,300	(24,180)

		(26,942)

Industrial Services — (0.0)%
Ritchie Bros Auctioneers, Inc.	10,800	(367,200)

Insurance — (0.0)%
Great-West Lifeco, Inc.	31,834	(833,875)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2016 (Unaudited)

Security Description	Shares	Value
Medical Equipment & Devices — (0.0)%
Neovasc, Inc.	26,088	$(45,132)

Metals & Mining — (0.1)%
Alamos Gold, Inc. Class A	1,900	(12,996)
Endeavour Silver Corp.	24,500	(86,240)
First Majestic Silver Corp.	103,100	(786,653)
Franco-Nevada Corp.	49,600	(2,964,096)
Gold Standard Ventures Corp.	500	(1,060)
NOVAGOLD Resources, Inc.	59,300	(270,408)
Pretium Resources, Inc.	41,100	(338,664)
Richmont Mines, Inc.	1,100	(7,150)
Seabridge Gold, Inc.	67,000	(546,050)

		(5,013,317)

Oil, Gas & Coal — (0.0)%
Cenovus Energy, Inc.	47,200	(714,136)
Crescent Point Energy Corp.	15,400	(209,286)
Enerplus Corp.	62,300	(590,604)
Imperial Oil Ltd.	3,300	(114,708)
Pembina Pipeline Corp.	12,705	(397,921)
Pengrowth Energy Corp.	31,100	(44,162)
Suncor Energy, Inc.	100	(3,269)
Vermilion Energy, Inc.	4,500	(189,765)

		(2,263,851)

Real Estate — (0.0)%
Brookfield Asset Management, Inc. Class A	1,050	(34,660)

Renewable Energy — (0.0)%
Ballard Power Systems, Inc.	36,000	(59,400)
Hydrogenics Corp.	300	(1,320)

		(60,720)

Software — (0.0)%
Open Text Corp.	2,800	(173,068)
Sphere 3D Corp.	200	(60)

		(173,128)

Technology Services — (0.0)%
CGI Group, Inc. Class A	10,400	(499,512)

Transportation & Logistics — (0.1)%
Canadian National Railway Co.	41,600	(2,803,840)

Utilities — (0.0)%
TransAlta Corp.	2,300	(12,650)

Waste & Environmental Services & Equipment — (0.0)%
Waste Connections, Inc.	44	(3,458)

Total Canada		(15,834,249)

Chile — (0.0)%
Banking — (0.0)%
Itau CorpBanca ADR	200	(2,488)

Passenger Transportation — (0.0)%
Latam Airlines Group SA ADR	13,100	(107,158)

Total Chile		(109,646)

China — (1.1)%
Automotive — (0.0)%
Kandi Technologies Group, Inc.	21,500	(105,350)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2016 (Unaudited)

Security Description	Shares	Value
Chemicals — (0.0)%
Tantech Holdings Ltd.	100	$(202)

Gaming, Lodging & Restaurants — (0.0)%
500.com Ltd. Class A ADR	24,300	(372,519)

Media — (0.5)%
58.com, Inc. ADR	111,000	(3,108,000)
Autohome, Inc. ADR	400	(10,112)
Baidu, Inc. ADR	26,800	(4,406,188)
Ctrip.com International Ltd. ADR	269,500	(10,780,000)
Fang Holdings Ltd. ADR	367,000	(1,203,760)
Renren, Inc. ADR	700	(1,113)

		(19,509,173)

Oil, Gas & Coal — (0.0)%
CNOOC Ltd. ADR	4,500	(557,820)

Renewable Energy — (0.0)%
JinkoSolar Holding Co. Ltd. ADR	21,100	(321,353)
Yingli Green Energy Holding ADR	7,540	(19,604)

		(340,957)

Retail — Discretionary — (0.6)%
Alibaba Group Holding Ltd. ADR (d)	204,500	(17,957,145)
JD.com, Inc. ADR	408,068	(10,381,250)
LightInTheBox Holding Co. Ltd. ADR	1,000	(2,970)

		(28,341,365)

Software — (0.0)%
NQ Mobile, Inc. ADR	43,500	(140,070)

Technology Services — (0.0)%
China Information Technology, Inc.	100	(72)

Telecommunications — (0.0)%
21Vianet Group, Inc. ADR	38,400	(269,184)
China Unicom Hong Kong Ltd. ADR	2,900	(33,495)

		(302,679)

Utilities — (0.0)%
Huaneng Power International, Inc. ADR	1,400	(36,456)

Total China		(49,706,663)

Colombia — (0.0)%
Banking — (0.0)%
Bancolombia SA ADR	9,400	(344,792)

Total Colombia		(344,792)

Cyprus — (0.0)%
Oil, Gas & Coal — (0.0)%
Ocean Rig UDW, Inc.	300	(522)

Total Cyprus		(522)

Denmark — (0.1)%
Medical Equipment & Devices — (0.1)%
Coloplast A/S B Shares (d)	43,180	(2,912,090)

Total Denmark		(2,912,090)

Finland — ((0.1))%
Hardware — (0.1)%
Nokia Oyj ADR	732,700	(3,524,287)

Total Finland		(3,524,287)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2016 (Unaudited)

Security Description	Shares	Value
France — (0.0)%
Biotechnology & Pharmaceuticals — (0.0)%
Cellectis SA ADR	700	$(11,865)

Total France		(11,865)

Germany — (0.5)%
Banking — (0.0)%
Deutsche Bank AG	34,830	(632,451)
Deutsche Bank AG	21,800	(394,580)

		(1,027,031)

Biotechnology & Pharmaceuticals — (0.4)%
Affimed NV	4,400	(7,920)
Bayer AG (d)	179,400	(18,720,253)

		(18,728,173)

Hardware — (0.0)%
voxeljet AG ADR	5,400	(15,498)

Software — (0.1)%
SAP SE ADR	13,800	(1,192,734)

Total Germany		(20,963,436)

Greece — (0.0)%
Transportation & Logistics — (0.0)%
Diana Shipping, Inc.	9,800	(29,596)
DryShips, Inc.	43,808	(161,651)
Star Bulk Carriers Corp.	2,380	(12,162)

Total Greece		(203,409)

Hong Kong — (0.1)%
Consumer Services — (0.0)%
Nord Anglia Education, Inc.	100	(2,330)

Gaming, Lodging & Restaurants — (0.1)%
Melco Crown Entertainment Ltd. ADR	278,800	(4,432,920)

Total Hong Kong		(4,435,250)

India — (0.0)%
Media — (0.0)%
MakeMyTrip Ltd.	7,400	(164,280)

Technology Services — (0.0)%
Wipro Ltd. ADR	8,600	(83,248)

Total India		(247,528)

Ireland — (0.1)%
Industrial Services — (0.1)%
AerCap Holdings NV	114,700	(4,772,667)

Passenger Transportation — (0.0)%
Ryanair Holdings PLC ADR	25	(2,082)

Transportation & Logistics — (0.0)%
Ardmore Shipping Corp.	31,700	(234,580)

Total Ireland		(5,009,329)

Israel — (0.1)%
Biotechnology & Pharmaceuticals — (0.1)%
Alcobra Ltd.	5,000	(10,500)
Neuroderm Ltd.	2,000	(44,400)
Oramed Pharmaceuticals, Inc.	1,900	(11,628)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2016 (Unaudited)

Security Description	Shares	Value
Teva Pharmaceutical Industries Ltd. ADR (d)	131,360	$(4,761,800)
Vascular Biogenics Ltd.	6,900	(33,465)

		(4,861,793)

Hardware — (0.0)%
SuperCom Ltd.	200	(678)

Medical Equipment & Devices — (0.0)%
ReWalk Robotics Ltd.	5,900	(16,520)

Telecommunications — (0.0)%
magicJack VocalTec Ltd.	500	(3,425)

Total Israel		(4,882,416)

Italy — (0.0)%
Insurance — (0.0)%
Assicurazioni Generali SpA	27,202	(404,315)

Total Italy		(404,315)

Japan — (0.0)%
Automotive — (0.0)%
Toyota Motor Corp. ADR	700	(82,040)

Hardware — (0.0)%
Sony Corp. ADR	3,800	(106,514)

Institutional Financial Services — (0.0)%
Nomura Holdings, Inc. ADR	2,300	(13,570)

Media — (0.0)%
LINE Corp. ADR	17,400	(591,774)

Total Japan		(793,898)

Monaco — (0.0)%
Transportation & Logistics — (0.0)%
GasLog Ltd.	49,400	(795,340)
Navios Maritime Holdings, Inc.	23,100	(32,571)
Scorpio Tankers, Inc.	276,400	(1,252,092)

Total Monaco		(2,080,003)

Netherlands — (0.0)%
Biotechnology & Pharmaceuticals — (0.0)%
uniQure NV	4,300	(24,080)
Prosensa Holdings NV (a),(g),(k)	352	(—)

Insurance — (0.0)%
Aegon NV	46	(254)

Total Netherlands		(24,334)

Norway — (0.0)%
Oil, Gas & Coal — (0.0)%
North Atlantic Drilling Ltd.	3,800	(12,046)
Statoil ASA ADR	200	(3,648)

		(15,694)

Transportation & Logistics — (0.0)%
Frontline Ltd.	51,240	(364,316)
Golden Ocean Group Ltd.	380	(1,790)
Nordic American Offshore Ltd.	2,000	(5,500)

		(371,606)

Total Norway		(387,300)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2016 (Unaudited)

Security Description	Shares	Value
Peru — (0.1)%
Metals & Mining — (0.1)%
Southern Copper Corp.	72,200	$(2,306,068)

Total Peru		(2,306,068)

Puerto Rico — (0.0)%
Banking — (0.0)%
Popular, Inc.	10	(438)

Total Puerto Rico		(438)

Republic of Korea — (0.0)%
Banking — (0.0)%
Shinhan Financial Group Co. Ltd. ADR	500	(18,820)

Total Republic of Korea		(18,820)

Singapore — ((0.1))%
Semiconductors — (0.1)%
Broadcom Ltd.	13,438	(2,375,435)

Total Singapore		(2,375,435)

Spain — (0.1)%
Banking — (0.1)%
Banco Santander SA ADR	391,299	(2,026,929)

Telecommunications — (0.0)%
Telefonica SA ADR	1	(9)

Utilities — (0.0)%
Abengoa Yield PLC	24,018	(464,748)

Total Spain		(2,491,686)

Switzerland — (0.4)%
Asset Management — (0.0)%
UBS Group AG	44,000	(689,480)

Biotechnology & Pharmaceuticals — (0.2)%
Novartis AG (d)	53,940	(3,925,124)
Roche Holding AG (d)	17,120	(3,910,549)

		(7,835,673)

Health Care Facilities & Services — (0.1)%
Galenica AG (d)	2,690	(3,035,265)

Institutional Financial Services — (0.1)%
Credit Suisse Group AG ADR	210,549	(3,012,956)

Insurance — (0.0)%
Zurich Insurance Group AG	6,852	(1,886,773)

Medical Equipment & Devices — (0.0)%
Auris Medical Holding AG	1,600	(1,712)

Total Switzerland		(16,461,859)

United Arab Emirates — (0.0)%
Consumer Products — (0.0)%
Amira Nature Foods Ltd.	100	(615)

Total United Arab Emirates		(615)

United Kingdom — (0.0)%
Banking — (0.0)%
Barclays PLC ADR	111,504	(1,226,544)
Royal Bank of Scotland Group PLC ADR	43,000	(237,790)

		(1,464,334)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2016 (Unaudited)

Security Description	Shares	Value
Consumer Products — (0.0)%
Unilever NV	776	$(31,863)

Insurance — (0.0)%
Prudential PLC ADR	663	(26,381)

Oil, Gas & Coal — (0.0)%
BP PLC ADR	35	(1,308)
Seadrill Ltd.	7,600	(25,916)

		(27,224)

Transportation & Logistics — (0.0)%
Navigator Holdings Ltd.	4,300	(39,990)

Total United Kingdom		(1,589,792)

United States — (20.1)%
Aerospace & Defense — (0.0)%
Textron, Inc.	17,600	(854,656)

Apparel & Textile Products — (0.5)%
Columbia Sportswear Co.	400	(23,320)
Deckers Outdoor Corp.	4,000	(221,560)
Hanesbrands, Inc.	149,300	(3,220,401)
Iconix Brand Group, Inc.	29,000	(270,860)
Lakeland Industries, Inc.	2,100	(21,840)
Michael Kors Holdings Ltd.	274,700	(11,806,606)
Sequential Brands Group, Inc.	8,500	(39,780)
Under Armour, Inc. Class A	228,600	(6,640,830)

		(22,245,197)

Asset Management — (0.1)%
Artisan Partners Asset Management, Inc. Class A	16,200	(481,950)
BlackRock, Inc.	300	(114,162)
Fifth Street Asset Management, Inc.	1,800	(12,060)
Form Holdings Corp.	4,150	(8,840)
Kennedy-Wilson Holdings, Inc.	8,300	(170,150)
Ladenburg Thalmann Financial Services, Inc.	100	(244)
NorthStar Asset Management Group, Inc.	33,500	(499,820)
T Rowe Price Group, Inc.	28,090	(2,114,053)
TD Ameritrade Holding Corp.	13,125	(572,250)
WisdomTree Investments, Inc.	8,200	(91,348)

		(4,064,877)

Automotive — (0.6)%
Cooper Tire & Rubber Co.	35,100	(1,363,635)
Dorman Products, Inc.	1,200	(87,672)
Federal-Mogul Holdings Corp.	9	(93)
Harley-Davidson, Inc.	139,600	(8,144,264)
Mobileye NV	43,100	(1,642,972)
Tesla Motors, Inc.	79,100	(16,902,879)

		(28,141,515)

Banking — (0.8)%
Banc of California, Inc.	26,900	(466,715)
Bank of America Corp.	1,061,789	(23,465,537)
Bank of the Ozarks, Inc.	2,200	(115,698)
BOK Financial Corp.	100	(8,304)
Chemical Financial Corp.	393	(21,289)
Citigroup, Inc.	31,115	(1,849,164)
ConnectOne Bancorp, Inc.	23	(597)
CVB Financial Corp.	200	(4,586)
First Busey Corp.	34	(1,047)
First NBC Bank Holding Co.	2,100	(15,330)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2016 (Unaudited)

Security Description	Shares	Value
Hope Bancorp, Inc.	1,038	$(22,722)
JPMorgan Chase & Co.	47,996	(4,141,575)
KeyCorp	10,504	(191,908)
M&T Bank Corp.	1,500	(234,645)
MB Financial, Inc.	36	(1,700)
Old National Bancorp	1,909	(34,648)
PacWest Bancorp	1	(54)
PNC Financial Services Group, Inc.	38,100	(4,456,176)
Prosperity Bancshares, Inc.	200	(14,356)
Sterling Bancorp	12,708	(297,367)
TFS Financial Corp.	10,052	(191,390)
Towne Bank	40	(1,330)
Valley National Bancorp	1,700	(19,788)
Webster Financial Corp.	100	(5,428)
Wells Fargo & Co.	25,756	(1,419,413)
Western Alliance Bancorp	19	(926)

		(36,981,693)

Biotechnology & Pharmaceuticals — (2.3)%
Abeona Therapeutics, Inc.	3,500	(16,975)
ACADIA Pharmaceuticals, Inc.	219,500	(6,330,380)
Acceleron Pharma, Inc.	2,900	(74,008)
AcelRx Pharmaceuticals, Inc.	300	(780)
Achaogen, Inc.	4,200	(54,684)
Actinium Pharmaceuticals, Inc.	38,900	(34,038)
Adamas Pharmaceuticals, Inc.	6,700	(113,230)
Adamis Pharmaceuticals Corp.	7,200	(22,680)
Aduro Biotech, Inc.	10,100	(115,140)
Advaxis, Inc.	40,700	(291,412)
Adverum Biotechnologies, Inc.	400	(1,160)
Agenus, Inc.	8,500	(35,020)
Akebia Therapeutics, Inc.	14,100	(146,781)
Akorn, Inc.	400	(8,732)
Alder Biopharmaceuticals, Inc.	25,800	(536,640)
Alexion Pharmaceuticals, Inc.	127,600	(15,611,860)
Alimera Sciences, Inc.	9,600	(10,368)
Allergan PLC (d)	41,130	(8,637,711)
Alnylam Pharmaceuticals, Inc.	9,100	(340,704)
Amgen, Inc. (d)	13,080	(1,912,427)
Amicus Therapeutics, Inc.	23,900	(118,783)
Ampio Pharmaceuticals, Inc.	20,000	(18,004)
Anavex Life Sciences Corp.	75,200	(297,792)
ANI Pharmaceuticals, Inc.	600	(36,372)
Antares Pharma, Inc.	1,100	(2,563)
Anthera Pharmaceuticals, Inc.	17,700	(11,489)
Aratana Therapeutics, Inc.	5,500	(39,490)
Ardelyx, Inc.	300	(4,260)
Arena Pharmaceuticals, Inc.	15,300	(21,726)
Argos Therapeutics, Inc.	1,700	(8,330)
Array BioPharma, Inc.	5,700	(50,103)
Arrowhead Pharmaceuticals, Inc.	30,600	(47,430)
Atara Biotherapeutics, Inc.	4,500	(63,900)
aTyr Pharma, Inc.	700	(1,505)
AVEO Pharmaceuticals, Inc.	3,800	(2,052)
Avexis, Inc.	5,300	(252,969)
Axovant Sciences Ltd.	400	(4,968)
Bellicum Pharmaceuticals, Inc.	1,500	(20,430)
Bio-Path Holdings, Inc.	600	(810)
Biocept, Inc.	933	(723)
BioCryst Pharmaceuticals, Inc.	9,300	(58,869)
BioDelivery Sciences International, Inc.	72,500	(126,875)
Biogen Idec, Inc. (d)	25,070	(7,109,351)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2016 (Unaudited)

Security Description	Shares	Value
Biostage, Inc.	800	$(712)
Biostar Pharmaceuticals, Inc.	200	(586)
Bluebird Bio, Inc.	22,000	(1,357,400)
Bristol-Myers Squibb Co.	18,300	(1,069,452)
Caladrius Biosciences, Inc.	1,160	(3,283)
Cara Therapeutics, Inc.	12,300	(114,267)
Cascadian Therapeutics, Inc.	2,083	(8,978)
Catabasis Pharmaceuticals, Inc.	5,400	(19,494)
Catalyst Pharmaceutical Partners, Inc.	13,600	(14,280)
Celgene Corp.	45,000	(5,208,750)
Celldex Therapeutics, Inc.	61,100	(216,294)
Cellectar Biosciences, Inc.	830	(1,013)
Cellular Biomedicine Group, Inc.	100	(1,310)
Cempra, Inc.	5,600	(15,680)
Cerulean Pharma, Inc.	11,000	(7,790)
ChemoCentryx, Inc.	600	(4,440)
Chiasma, Inc.	300	(585)
ChromaDex Corp.	3,800	(12,578)
Clovis Oncology, Inc.	60,100	(2,669,642)
Collegium Pharmaceutical, Inc.	2,600	(40,482)
Conatus Pharmaceuticals, Inc.	49,500	(260,865)
ContraVir Pharmaceuticals, Inc.	31,900	(38,280)
CorMedix, Inc.	9,800	(14,994)
CTI BioPharma Corp.	15,000	(6,045)
Cyclacel Pharmaceuticals, Inc.	4,000	(21,160)
Cytokinetics, Inc.	200	(2,430)
CytRx Corp.	59,198	(22,033)
Depomed, Inc.	35,100	(632,502)
Dermira, Inc.	400	(12,132)
Dicerna Pharmaceuticals, Inc.	600	(1,728)
Durata Therapeutics (a),(g),(k)	1,400	(—)
Dynavax Technologies Corp.	38,530	(152,194)
Eagle Pharmaceuticals, Inc.	18,300	(1,451,922)
Editas Medicine, Inc.	8,400	(136,332)
Egalet Corp.	9,600	(73,440)
Eleven Biotherapeutics, Inc.	47,368	(90,473)
Eli Lilly & Co.	1,800	(132,390)
Enanta Pharmaceuticals, Inc.	100	(3,350)
Endo International PLC	26,900	(443,043)
Endocyte, Inc.	6,700	(17,085)
Epizyme, Inc.	7,200	(87,120)
Esperion Therapeutics, Inc.	10,500	(131,460)
Evoke Pharma, Inc.	26,400	(53,328)
Fate Therapeutics, Inc.	200	(502)
Fibrocell Science, Inc.	200	(126)
Five Prime Therapeutics, Inc.	300	(15,033)
Flexion Therapeutics, Inc.	4,000	(76,080)
Fortress Biotech, Inc.	100	(270)
Galectin Therapeutics, Inc.	8,056	(7,893)
Galena Biopharma, Inc.	10,980	(21,301)
Genocea Biosciences, Inc.	19,700	(81,164)
Geron Corp.	25,800	(53,406)
Gilead Sciences, Inc. (d)	26,330	(1,885,491)
Global Blood Therapeutics, Inc.	9,200	(132,940)
Halozyme Therapeutics, Inc.	1,000	(9,880)
Heron Therapeutics, Inc.	50,100	(656,310)
Horizon Pharma PLC	43,000	(695,740)
Idera Pharmaceuticals, Inc.	35,100	(52,650)
Immunomedics, Inc.	4,700	(17,249)
Inotek Pharmaceuticals Corp.	3,000	(18,300)
Inovio Pharmaceuticals, Inc.	110,400	(766,176)
Insmed, Inc.	200	(2,646)
Intellia Therapeutics, Inc.	12,300	(161,253)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2016 (Unaudited)

Security Description	Shares	Value
Intercept Pharmaceuticals, Inc.	5,500	$(597,575)
Intersect ENT, Inc.	6,300	(76,230)
Intra-Cellular Therapies, Inc.	11,100	(167,499)
Intrexon Corp.	44,800	(1,088,640)
Ionis Pharmaceuticals, Inc.	1,100	(52,613)
Johnson & Johnson (d)	50,240	(5,788,150)
Juno Therapeutics, Inc.	9,800	(184,730)
KalVista Pharmaceuticals, Inc.	92	(650)
Karyopharm Therapeutics, Inc.	11,000	(103,400)
Keryx Biopharmaceuticals, Inc.	146,800	(860,248)
Kite Pharma, Inc.	7,300	(327,332)
La Jolla Pharmaceutical Co.	3,500	(61,355)
Lannett Co., Inc.	12,000	(264,600)
Lion Biotechnologies, Inc.	2,300	(15,985)
Lipocine, Inc.	10,400	(38,272)
MacroGenics, Inc.	100	(2,044)
Madrigal Pharmaceuticals, Inc.	268	(3,993)
MannKind Corp.	156,800	(99,835)
Marinus Pharmaceuticals, Inc.	10,400	(10,504)
Mast Therapeutics, Inc.	25,800	(2,239)
MediciNova, Inc.	600	(3,618)
MEI Pharma, Inc.	5,200	(7,488)
Merrimack Pharmaceuticals, Inc.	46,500	(189,720)
Minerva Neurosciences, Inc.	1,900	(22,325)
Mirati Therapeutics, Inc.	400	(1,900)
Mylan NV (d)	145,850	(5,564,178)
NantKwest, Inc.	6,300	(36,036)
Natural Health Trends Corp.	9,200	(228,620)
Neos Therapeutics, Inc.	3,100	(18,135)
Neuralstem, Inc.	12,400	(3,421)
Neurocrine Biosciences, Inc.	200	(7,740)
Ocular Therapeutix, Inc.	36,100	(302,157)
Ohr Pharmaceutical, Inc.	8,300	(12,450)
Omeros Corp.	19,100	(189,472)
OncoGenex Pharmaceuticals, Inc.	1,000	(500)
OncoMed Pharmaceuticals, Inc.	300	(2,313)
Orexigen Therapeutics, Inc.	10,370	(18,044)
Organovo Holdings, Inc.	64,800	(219,672)
Otonomy, Inc.	1,300	(20,670)
Paratek Pharmaceuticals, Inc.	400	(6,160)
Peregrine Pharmaceuticals, Inc.	5,100	(1,573)
Pernix Therapeutics Holdings, Inc.	18,600	(36,084)
Portola Pharmaceuticals, Inc.	3,000	(67,320)
Progenics Pharmaceuticals, Inc.	23,200	(200,448)
Proteostasis Therapeutics, Inc.	100	(1,226)
PTC Therapeutics, Inc.	15,600	(170,196)
Puma Biotechnology, Inc.	27,000	(828,900)
Radius Health, Inc.	13,700	(521,011)
Reata Pharmaceuticals, Inc. Class A	1,724	(37,635)
Regeneron Pharmaceuticals, Inc. (d)	30,640	(11,247,638)
REGENXBIO, Inc.	800	(14,840)
Regulus Therapeutics, Inc.	2,900	(6,525)
Repros Therapeutics, Inc.	24,100	(31,812)
Revance Therapeutics, Inc.	6,800	(140,760)
Sage Therapeutics, Inc.	29,500	(1,506,270)
Sarepta Therapeutics, Inc.	66,300	(1,818,609)
Seres Therapeutics, Inc.	4,700	(46,530)
Shire PLC ADR	25	(4,259)
Sorrento Therapeutics, Inc.	2,500	(12,250)
Sunesis Pharmaceuticals, Inc.	233	(843)
Syndax Pharmaceuticals, Inc.	700	(5,019)
Synergy Pharmaceuticals, Inc.	131,000	(797,790)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2016 (Unaudited)

Security Description	Shares	Value
Synthetic Biologics, Inc.	37,000	$(28,216)
Teligent, Inc.	15,600	(103,116)
TESARO, Inc.	17,700	(2,380,296)
TG Therapeutics, Inc.	16,200	(75,330)
TherapeuticsMD, Inc.	64,800	(373,896)
Threshold Pharmaceuticals, Inc.	27,800	(12,260)
Titan Pharmaceuticals, Inc.	1,600	(6,400)
Tokai Pharmaceuticals, Inc.	20,400	(19,949)
Tonix Pharmaceuticals Holding Corp.	11,900	(5,594)
Trevena, Inc.	300	(1,764)
Ultragenyx Pharmaceutical, Inc.	3,400	(239,054)
Vital Therapies, Inc.	3,800	(16,530)
VIVUS, Inc.	24,300	(27,945)
XBiotech, Inc.	7,600	(76,912)
Zafgen, Inc.	20,100	(63,918)
ZIOPHARM Oncology, Inc.	165,646	(886,206)
Zoetis, Inc.	1,300	(69,589)
Zogenix, Inc.	4,325	(52,549)
Zynerba Pharmaceuticals, Inc.	9,500	(148,105)

		(100,484,936)

Chemicals — (0.2)%
AgroFresh Solutions, Inc.	400	(1,060)
Amyris, Inc.	62,400	(45,552)
Balchem Corp.	6,500	(545,480)
CF Industries Holdings, Inc.	4,200	(132,216)
Intrepid Potash, Inc.	24,400	(50,752)
LSB Industries, Inc.	52,200	(439,524)
Mosaic Co. (The)	4,200	(123,186)
Olin Corp.	226,300	(5,795,543)
Platform Specialty Products Corp.	181,600	(1,781,496)
Rayonier Advanced Materials, Inc.	12,600	(194,796)
Rentech, Inc.	9,290	(23,039)
Tronox Ltd. Class A	25,000	(257,750)

		(9,390,394)

Commercial Services — (0.0)%
CEB, Inc.	400	(24,240)
Cintas Corp.	1,200	(138,672)
H&R Block, Inc.	1,700	(39,083)
Healthcare Services Group, Inc.	400	(15,668)
LifeLock, Inc.	100	(2,392)
Patriot National, Inc.	4,000	(18,600)
Rollins, Inc.	350	(11,823)
Sotheby’s	400	(15,944)

		(266,422)

Construction Materials — (0.0)%
Martin Marietta Materials, Inc.	130	(28,799)
US Concrete, Inc.	1,100	(72,050)

		(100,849)

Consumer Products — (0.4)%
22nd Century Group, Inc.	7,500	(8,175)
Alliance One International, Inc.	200	(3,840)
Amplify Snack Brands, Inc.	8,800	(77,528)
Avon Products, Inc.	133,600	(673,344)
B&G Foods, Inc.	100	(4,380)
Cal-Maine Foods, Inc.	4,400	(194,370)
Campbell Soup Co.	59,600	(3,604,012)
Coty, Inc. Class A	200,080	(3,663,465)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2016 (Unaudited)

Security Description	Shares	Value
General Mills, Inc.	79,300	$(4,898,361)
Hain Celestial Group, Inc.	25,700	(1,003,071)
Monster Beverage Corp.	17,300	(767,082)
Snyder’s-Lance, Inc.	21,300	(816,642)
Terravia Holdings, Inc.	8,000	(9,200)
TreeHouse Foods, Inc.	25,200	(1,819,188)

		(17,542,658)

Consumer Services — (0.0)%
Rent-A-Center, Inc.	5,100	(57,375)
Weight Watchers International, Inc.	62,800	(719,060)

		(776,435)

Containers & Packaging — (0.0)%
3M Co.	500	(89,285)

Distributors — Discretionary — (0.0)%
Fastenal Co.	28,000	(1,315,440)
LKQ Corp.	1,500	(45,975)

		(1,361,415)

Electrical Equipment — (0.6)%
Allied Motion Technologies, Inc.	100	(2,139)
Capstone Turbine Corp.	4,485	(3,050)
Energous Corp.	37,400	(630,190)
Energy Focus, Inc.	7,900	(33,575)
General Cable Corp.	13,300	(253,365)
General Electric Co.	5,400	(170,640)
Honeywell International, Inc.	134,300	(15,558,655)
Roper Industries, Inc.	60,100	(11,003,108)

		(27,654,722)

Engineering & Construction Services — (0.0)%
Team, Inc.	1,200	(47,100)

Gaming, Lodging & Restaurants — (0.5)%
Bob Evans Farms, Inc.	5,700	(303,297)
Chipotle Mexican Grill, Inc.	42,700	(16,111,564)
DineEquity, Inc.	700	(53,900)
Dunkin’ Brands Group, Inc.	73,600	(3,859,584)
Fiesta Restaurant Group, Inc.	2,600	(77,610)
Fogo De Chao, Inc.	1,100	(15,785)
Golden Entertainment, Inc.	1,100	(13,321)
Jamba, Inc.	2,200	(22,660)
Marriott Vacations Worldwide Corp.	200	(16,970)
Noodles & Co.	100	(410)
Norwegian Cruise Line Holdings Ltd.	500	(21,265)
Panera Bread Co. Class A	900	(184,581)
Papa Murphy’s Holdings, Inc.	3,600	(15,192)
Penn National Gaming, Inc.	16,000	(220,640)
Rave Restaurant Group, Inc.	500	(940)
Ruby Tuesday, Inc.	4,900	(15,827)
Scientific Games Corp. Class A	28,800	(403,200)
Shake Shack, Inc. Class A	1,000	(35,790)
Zoe’s Kitchen, Inc.	12,600	(302,274)

		(21,674,810)

Hardware — (0.1)%
3D Systems Corp.	207,600	(2,759,004)
ADTRAN, Inc.	200	(4,470)
Apple, Inc.	4,200	(486,444)
Brocade Communications Systems, Inc.	975	(12,178)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2016 (Unaudited)

Security Description	Shares	Value
Ciena Corp.	6,000	$(146,460)
Diebold, Inc.	700	(17,605)
Digital Ally, Inc.	6,800	(28,560)
ExOne Co.	4,600	(42,964)
GoPro, Inc. Class A	75,600	(658,476)
Inventergy Global, Inc.	300	(223)
MicroVision, Inc.	19,700	(24,822)
Neonode, Inc.	6,100	(11,224)
NetScout Systems, Inc.	5,300	(166,950)
NXT-ID, Inc.	40	(110)
Uni-Pixel, Inc.	16,500	(16,218)
Vuzix Corp.	2,100	(14,280)
ZAGG, Inc.	200	(1,420)

		(4,391,408)

Health Care Facilities & Services — (1.4)%
Acadia Healthcare Co., Inc.	16,300	(539,530)
Aetna, Inc. (d)	8,284	(1,027,299)
American Renal Associates Holdings, Inc.	3,300	(70,224)
AmerisourceBergen Corp. (d)	37,780	(2,954,018)
BioScrip, Inc.	28,800	(29,952)
Brookdale Senior Living, Inc.	83,991	(1,043,168)
Cardinal Health, Inc. (d)	33,140	(2,385,086)
Centene Corp.	785	(44,360)
Charles River Laboratories International, Inc.	4,555	(347,046)
Envision Healthcare Corp.	31	(1,962)
Express Scripts Holding Co. (d)	135,110	(9,294,217)
Genesis Healthcare, Inc.	10,800	(45,900)
Henry Schein, Inc. (d)	63,240	(9,594,140)
ICON PLC	5,202	(391,190)
Kindred Healthcare, Inc.	6,849	(53,765)
McKesson Corp. (d)	54,740	(7,688,233)
MEDNAX, Inc.	700	(46,662)
Medpace Holdings, Inc.	400	(14,338)
Natera, Inc.	7,000	(81,970)
Nobilis Health Corp.	4,600	(9,660)
OvaScience, Inc.	4,500	(6,885)
Patterson Cos., Inc.	94,700	(3,885,541)
Quintiles Transnational Holdings, Inc. (d)	227,930	(17,334,077)
Select Medical Holdings Corp.	3,500	(46,375)
Teladoc, Inc.	2,300	(37,950)
Tenet Healthcare Corp.	183,100	(2,717,204)

		(59,690,752)

Home & Office Products — (0.3)%
Beazer Homes USA, Inc.	47,600	(633,080)
CalAtlantic Group, Inc.	31,820	(1,082,198)
Century Communities, Inc.	1,900	(39,900)
Green Brick Partners, Inc.	400	(4,020)
Hovnanian Enterprises, Inc. Class A	70,000	(191,100)
iRobot Corp.	100	(5,845)
KB Home	89,100	(1,408,671)
LGI Homes, Inc.	14,100	(405,093)
M/I Homes, Inc.	2,100	(52,878)
MDC Holdings, Inc.	24,200	(620,972)
Newell Brands, Inc.	18	(804)
St Joe Co. (The)	1,900	(36,100)
Taylor Morrison Home Corp. Class A	14,600	(281,196)
Tempur Sealy International, Inc.	82,600	(5,639,928)
TRI Pointe Homes, Inc.	145,500	(1,670,340)
William Lyon Homes Class A	31,100	(591,833)

		(12,663,958)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2016 (Unaudited)

Security Description	Shares	Value
Industrial Services — (0.1)%
CAI International, Inc.	700	$(6,069)
Wesco Aircraft Holdings, Inc.	1,900	(28,405)
WW Grainger, Inc.	6,612	(1,535,637)

		(1,570,111)

Institutional Financial Services — (0.5)%
BGC Partners, Inc. Class A	2,400	(24,552)
FXCM, Inc. Class A	2,650	(18,683)
Goldman Sachs Group, Inc.	70,900	(16,977,005)
Morgan Stanley	116,300	(4,913,675)

		(21,933,915)

Insurance — (0.2)%
American International Group, Inc.	42,200	(2,756,082)
American National Insurance Co.	100	(12,461)
Axis Capital Holdings Ltd.	2,500	(163,175)
Berkshire Hathaway, Inc. Class B	8,100	(1,320,138)
Chubb Ltd.	8,400	(1,109,808)
Cincinnati Financial Corp.	20,608	(1,561,056)
Endurance Specialty Holdings Ltd.	25	(2,310)
Everest Re Group Ltd.	2,900	(627,560)
HCI Group, Inc.	2,400	(94,752)
RLI Corp.	5,500	(347,215)
Torchmark Corp.	49	(3,614)
Willis Towers Watson PLC	12	(1,467)
WR Berkley Corp.	27,572	(1,833,814)

		(9,833,452)

Iron & Steel — (0.0)%
Allegheny Technologies, Inc.	1,200	(19,116)

Leisure Products — (0.2)%
Brunswick Corp.	63,800	(3,479,652)
Mattel, Inc.	17,700	(487,635)
Nautilus, Inc.	3,500	(64,750)
Polaris Industries, Inc.	13,400	(1,104,026)
Thor Industries, Inc.	12,200	(1,220,610)
Winnebago Industries, Inc.	100	(3,165)

		(6,359,838)

Machinery — (0.2)%
Caterpillar, Inc.	8,767	(813,052)
Deere & Co.	71,700	(7,387,968)
Flowserve Corp.	5,100	(245,055)
Graco, Inc.	10,900	(905,681)
Manitowoc Co., Inc.	30,500	(182,390)
Middleby Corp.	2,300	(296,263)
Milacron Holdings Corp.	6,100	(113,643)
NN, Inc.	2,200	(41,910)
Parker-Hannifin Corp.	100	(14,000)
Power Solutions International, Inc.	1,600	(12,000)
Terex Corp.	200	(6,306)

		(10,018,268)

Manufactured Goods — (0.0)%
Proto Labs, Inc.	13,500	(693,225)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2016 (Unaudited)

Security Description	Shares	Value
Media — (0.9)%
Angie’s List, Inc.	25,500	$(209,865)
Charter Communications, Inc. Class A (d)	16,307	(4,695,112)
Cumulus Media, Inc. Class A	3,200	(3,264)
EW Scripps Co. Class A	36	(696)
Facebook, Inc. Class A	109,200	(12,563,460)
Groupon, Inc.	46,600	(154,712)
Liberty Broadband Corp. Class C	2,900	(214,803)
Live Ventures, Inc.	1,166	(28,007)
Media General, Inc.	15,800	(297,514)
MeetMe, Inc.	10,100	(49,793)
Pandora Media, Inc.	222,700	(2,904,008)
Rocket Fuel, Inc.	11,700	(20,007)
Sirius XM Holdings, Inc. (d)	1,387,958	(6,176,413)
Stamps.com, Inc.	200	(22,930)
Time, Inc.	3,700	(66,045)
Twitter, Inc.	814,400	(13,274,720)
World Wrestling Entertainment, Inc. Class A	7,100	(130,640)

		(40,811,989)

Medical Equipment & Devices — (2.1)%
Abbott Laboratories (d)	359,470	(13,807,243)
Accelerate Diagnostics, Inc.	21,500	(446,125)
Amedica Corp.	17,207	(10,840)
Avinger, Inc.	7,300	(27,010)
Becton Dickinson and Co. (d)	33,640	(5,569,102)
Boston Scientific Corp. (d)	140,980	(3,049,397)
Cerus Corp.	400	(1,740)
Cesca Therapeutics, Inc.	184	(635)
ConforMIS, Inc.	4,300	(34,830)
Cooper Cos., Inc. (d)	27,600	(4,828,068)
Cytori Therapeutics, Inc.	1,846	(2,787)
CytoSorbents Corp.	500	(2,725)
Danaher Corp.	25,889	(2,015,200)
Dentsply Sirona, Inc. (d)	193,376	(11,163,597)
DexCom, Inc.	12,900	(770,130)
Edwards Lifesciences Corp. (d)	55,944	(5,241,953)
EnteroMedics, Inc.	759	(1,518)
Exact Sciences Corp.	29,000	(387,440)
Foundation Medicine, Inc.	12,900	(228,330)
Haemonetics Corp.	20,100	(808,020)
ICU Medical, Inc.	100	(14,735)
IDEXX Laboratories, Inc. (d)	88,884	(10,423,427)
Illumina, Inc. (d)	57,350	(7,343,094)
Integer Holdings Corp.	200	(5,890)
Integra LifeSciences Holdings Corp.	19,146	(1,642,535)
InVivo Therapeutics Holdings Corp.	9,700	(40,740)
IsoRay, Inc.	10,700	(6,206)
Microbot Medical, Inc.	3,539	(21,588)
MiMedx Group, Inc.	700	(6,202)
Navidea Biopharmaceuticals, Inc.	24,999	(15,709)
Nevro Corp.	1,000	(72,660)
Novocure Ltd.	10,300	(80,855)
OPKO Health, Inc.	8,500	(79,050)
Pacific Biosciences of California, Inc.	14,900	(56,620)
Penumbra, Inc.	800	(51,040)
Rockwell Medical, Inc.	32,900	(215,495)
Second Sight Medical Products, Inc.	36,422	(71,751)
Skyline Medical, Inc.	848	(2,374)
Stryker Corp. (d)	48,710	(5,835,945)
T2 Biosystems, Inc.	5,200	(27,352)
TransEnterix, Inc.	76,800	(99,840)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2016 (Unaudited)

Security Description	Shares	Value
Trovagene, Inc.	12,600	$(26,460)
Unilife Corp.	10,530	(24,219)
Varian Medical Systems, Inc. (d)	192,710	(17,301,504)
Vericel Corp.	200	(600)
Waters Corp. (d)	16,440	(2,209,372)
West Pharmaceutical Services, Inc.	2,400	(203,592)
Wright Medical Group NV	101	(2,321)

		(94,277,866)

Metals & Mining — (0.1)%
Compass Minerals International, Inc.	21,800	(1,708,030)
Ferroglobe PLC	400	(4,332)
Gold Resource Corp.	1,200	(5,220)
McEwen Mining, Inc.	60,700	(176,637)
Tahoe Resources, Inc.	159,900	(1,506,258)
Uranium Energy Corp.	56,000	(62,720)
Vista Gold Corp.	2,300	(2,199)

		(3,465,396)

Oil, Gas & Coal — (1.1)%
Alon USA Energy, Inc.	83,400	(949,092)
Antero Resources Corp.	200	(4,730)
Apache Corp.	28,900	(1,834,283)
Approach Resources, Inc.	9,200	(30,820)
Atwood Oceanics, Inc.	35,800	(470,054)
Bonanza Creek Energy, Inc.	82,820	(84,476)
Cabot Oil & Gas Corp.	4,800	(112,128)
California Resources Corp.	73,610	(1,567,157)
Callon Petroleum Co.	800	(12,296)
Camber Energy, Inc.	100	(124)
CARBO Ceramics, Inc.	800	(8,368)
Cheniere Energy, Inc.	39,400	(1,632,342)
Clayton Williams Energy, Inc.	11,300	(1,347,638)
Cobalt International Energy, Inc.	317,900	(387,838)
Comstock Resources, Inc.	26,280	(258,858)
ConocoPhillips	68,700	(3,444,618)
CVR Energy, Inc.	100	(2,460)
Denbury Resources, Inc.	500	(1,840)
Devon Energy Corp.	5,700	(260,319)
Earthstone Energy, Inc.	200	(2,748)
Enbridge Energy Management LLC	15,369	(398,057)
EnLink Midstream LLC	22,600	(430,530)
EOG Resources, Inc.	1,300	(131,430)
EP Energy Corp. Class A	9,600	(62,880)
Erin Energy Corp.	700	(2,135)
EXCO Resources, Inc.	139,900	(122,231)
Exxon Mobil Corp.	14,500	(1,308,770)
Flotek Industries, Inc.	84,900	(797,211)
Frank’s International NV	600	(7,386)
Gastar Exploration, Inc.	30,400	(47,120)
Gulfmark Offshore, Inc. Class A	22,500	(39,375)
Gulfport Energy Corp.	8,700	(188,268)
Hess Corp.	800	(49,832)
Jones Energy, Inc.	70,000	(350,000)
Kinder Morgan, Inc.	32	(663)
Kosmos Energy Ltd.	25,800	(180,858)
Marathon Petroleum Corp.	162,325	(8,173,064)
Matador Resources Co.	500	(12,880)
Murphy Oil Corp.	65,300	(2,032,789)
Nabors Industries Ltd.	900	(14,760)
Northern Oil and Gas, Inc.	76,400	(210,100)
Pacific Drilling SA	9,430	(38,286)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2016 (Unaudited)

Security Description	Shares	Value
Par Pacific Holdings, Inc.	2,600	$(37,804)
PBF Energy, Inc. Class A	4,300	(119,884)
PetroQuest Energy, Inc.	475	(1,572)
Resolute Energy Corp.	10,100	(416,019)
Rex Energy Corp.	113,700	(53,575)
Ring Energy, Inc.	400	(5,196)
Sanchez Energy Corp.	49,800	(449,694)
SemGroup Corp. Class A	2,000	(83,500)
SM Energy Co.	1,000	(34,480)
Synergy Resources Corp.	365,900	(3,260,169)
Targa Resources Corp.	181,300	(10,165,491)
Tidewater, Inc.	54,800	(186,868)
Triangle Petroleum Corp.	79,800	(18,833)
W&T Offshore, Inc.	84,900	(235,173)
Weatherford International PLC	2,800	(13,972)
Westmoreland Coal Co.	500	(8,835)
Whiting Petroleum Corp.	47	(573)
Williams Cos., Inc. (The)	153,500	(4,779,990)

		(46,882,442)

Passenger Transportation — (0.1)%
American Airlines Group, Inc.	83,900	(3,917,291)

Real Estate — (1.5)%
Acadia Realty Trust	200	(6,536)
Alexandria Real Estate Equities, Inc.	13,400	(1,489,142)
Altisource Residential Corp.	14,900	(164,496)
American Campus Communities, Inc.	45,100	(2,244,627)
American Tower Corp.	18,641	(1,969,981)
Apartment Investment & Management Co. Class A	15,800	(718,110)
Ashford Hospitality Prime, Inc.	22	(300)
Ashford Hospitality Trust, Inc.	35,500	(275,480)
AvalonBay Communities, Inc.	10,055	(1,781,243)
Boston Properties, Inc.	32,900	(4,138,162)
Brandywine Realty Trust	44,500	(734,695)
CBL & Associates Properties, Inc.	30,500	(350,750)
CBRE Group, Inc.	8,100	(255,069)
Chatham Lodging Trust	2,100	(43,155)
Colony Starwood Homes REIT	20,802	(599,306)
Communications Sales & Leasing, Inc.	500	(12,705)
Corporate Office Properties Trust	36,700	(1,145,774)
Cousins Properties, Inc.	1,200	(10,212)
Crown Castle International Corp.	21,580	(1,872,497)
DCT Industrial Trust, Inc.	7,700	(368,676)
DiamondRock Hospitality Co.	27,100	(312,463)
Digital Realty Trust, Inc.	2,400	(235,824)
Douglas Emmett, Inc.	47,300	(1,729,288)
Duke Realty Corp.	15,300	(406,368)
EastGroup Properties, Inc.	100	(7,384)
Education Realty Trust, Inc.	44,466	(1,880,912)
Empire State Realty Trust, Inc. Class A	6,200	(125,178)
Equinix, Inc.	27	(9,650)
Equity Residential	14,906	(959,350)
Essex Property Trust, Inc.	1,300	(302,250)
Extra Space Storage, Inc.	5,974	(461,432)
Farmland Partners, Inc.	4,200	(46,872)
Global Medical REIT, Inc.	5,500	(49,060)
Global Net Lease, Inc.	2,400	(18,792)
Government Properties Income Trust	31,000	(591,015)
Healthcare Realty Trust, Inc.	54,900	(1,664,568)
Healthcare Trust of America, Inc. Class A	34,800	(1,013,028)
Hersha Hospitality Trust	5,800	(124,700)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2016 (Unaudited)

Security Description	Shares	Value
Host Hotels & Resorts, Inc.	446,882	$(8,419,257)
Hudson Pacific Properties, Inc.	10,200	(354,756)
Independence Realty Trust, Inc.	63,700	(568,204)
Kimco Realty Corp.	39,500	(993,820)
LaSalle Hotel Properties	45,500	(1,386,385)
Life Storage, Inc.	6,900	(588,294)
Mid-America Apartment Communities, Inc.	1,200	(117,504)
National Health Investors, Inc.	800	(59,336)
New Concept Energy, Inc.	200	(432)
New Senior Investment Group, Inc.	47,001	(460,140)
New York REIT, Inc.	84,400	(854,128)
NorthStar Realty Finance Corp.	183,850	(2,785,327)
Omega Healthcare Investors, Inc.	40	(1,250)
Outfront Media, Inc.	111,021	(2,761,092)
Paramount Group, Inc.	9,500	(151,905)
Pebblebrook Hotel Trust	200	(5,950)
Physicians Realty Trust	99,800	(1,892,208)
Piedmont Office Realty Trust, Inc. Class A	42,900	(897,039)
Prologis, Inc.	1,000	(52,790)
Public Storage	10,362	(2,315,907)
QTS Realty Trust, Inc. Class A	2,500	(124,125)
Rexford Industrial Realty, Inc.	17,500	(405,825)
RLJ Lodging Trust	200	(4,898)
Senior Housing Properties Trust	40,200	(760,986)
STAG Industrial, Inc.	24,100	(575,267)
Sun Communities, Inc.	21,200	(1,624,132)
Sunstone Hotel Investors, Inc.	11,567	(176,397)
Taubman Centers, Inc.	4,400	(325,292)
Terreno Realty Corp.	3,800	(108,262)
Ventas, Inc.	10,300	(643,956)
Vornado Realty Trust	79,240	(8,270,279)
Washington Prime Group, Inc.	10,600	(110,346)
Washington Real Estate Investment Trust	10,100	(330,169)
Welltower, Inc.	15,600	(1,044,108)
Weyerhaeuser Co.	6,120	(184,151)

		(67,472,967)

Recreation Facilities & Services — (0.0)%
ClubCorp Holdings, Inc.	1,800	(25,830)
SeaWorld Entertainment, Inc.	63,400	(1,200,162)

		(1,225,992)

Renewable Energy — (0.0)%
Enphase Energy, Inc.	17,300	(17,473)
FuelCell Energy, Inc.	23,058	(40,351)
Gevo, Inc.	259,206	(44,843)
Plug Power, Inc.	206,900	(248,280)
SolarEdge Technologies, Inc.	7,500	(93,000)
Sunrun, Inc.	1,300	(6,903)
Sunworks, Inc.	5,100	(10,200)
TerraForm Global, Inc. Class A	10,300	(40,685)
Vivint Solar, Inc.	18,400	(46,920)

		(548,655)

Retail — Consumer Staples — (0.7)%
CVS Health Corp. (d)	87,320	(6,890,421)
Dollar General Corp.	100	(7,407)
Five Below, Inc.	2,100	(83,916)
Fred’s, Inc. Class A	400	(7,424)
Target Corp.	72,700	(5,251,121)
Walgreens Boots Alliance, Inc. (d)	29,150	(2,412,454)
Whole Foods Market, Inc.	502,800	(15,466,128)

		(30,118,871)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2016 (Unaudited)

Security Description	Shares	Value
Retail — Discretionary — (1.8)%
Abercrombie & Fitch Co. Class A	114,400	$(1,372,800)
Amazon.com, Inc.	700	(524,909)
Barnes & Noble, Inc.	36,800	(410,320)
bebe stores, Inc.	280	(1,425)
Bed Bath & Beyond, Inc.	156,100	(6,343,904)
Best Buy Co., Inc.	368,600	(15,728,162)
Bon-Ton Stores, Inc.	5,100	(7,497)
Boot Barn Holdings, Inc.	15,900	(199,068)
Buckle, Inc.	26,000	(592,800)
Build-A-Bear Workshop, Inc.	2,400	(33,000)
Builders FirstSource, Inc.	800	(8,776)
CarMax, Inc.	1,600	(103,024)
Chico’s FAS, Inc.	77,400	(1,113,786)
Children’s Place, Inc.	36,000	(3,634,200)
Conn’s, Inc.	21,700	(274,505)
Dick’s Sporting Goods, Inc.	44,800	(2,378,880)
DSW, Inc. Class A	52,900	(1,198,185)
Duluth Holdings, Inc. Class B	5,600	(142,240)
eBay, Inc.	4,700	(139,543)
FirstCash, Inc.	28	(1,316)
Freshpet, Inc.	7,100	(72,065)
GameStop Corp. Class A	140,900	(3,559,134)
Genesco, Inc.	900	(55,890)
GMS, Inc.	1,500	(43,920)
Group 1 Automotive, Inc.	500	(38,970)
Guess?, Inc.	90,300	(1,092,630)
Hibbett Sports, Inc.	100	(3,730)
Kohl’s Corp.	231,300	(11,421,594)
Lands’ End, Inc.	900	(13,635)
Lithia Motors, Inc. Class A	8,800	(852,104)
Lumber Liquidators Holdings, Inc.	57,200	(900,328)
Macy’s, Inc.	44,500	(1,593,545)
Net Element, Inc.	17,250	(13,283)
Nordstrom, Inc.	114,000	(5,464,020)
Party City Holdco, Inc.	3,400	(48,280)
Pier 1 Imports, Inc.	134,300	(1,146,922)
Restoration Hardware Holdings, Inc.	42,700	(1,310,890)
Sally Beauty Holdings, Inc.	40,300	(1,064,726)
Sears Holdings Corp.	55,300	(513,737)
Sonic Automotive, Inc. Class A	900	(20,610)
Stage Stores, Inc.	25,100	(109,687)
Tailored Brands, Inc.	66,900	(1,709,295)
Tiffany & Co.	113,400	(8,780,562)
TJX Cos., Inc.	31,900	(2,396,647)
Urban Outfitters, Inc.	18,000	(512,640)
Wayfair, Inc. Class A	48,300	(1,692,915)
Zumiez, Inc.	3,500	(76,475)

		(78,716,574)

Semiconductors — (0.6)%
Applied Optoelectronics, Inc.	4,900	(114,856)
Cavium, Inc.	3,000	(187,320)
Cirrus Logic, Inc.	200	(11,308)
Cypress Semiconductor Corp.	262,535	(3,003,400)
GigPeak, Inc.	200	(504)
InvenSense, Inc.	11,800	(150,922)
MaxLinear, Inc. Class A	440	(9,592)
Microsemi Corp.	73,200	(3,950,604)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2016 (Unaudited)

Security Description	Shares	Value
NVIDIA Corp.	91,700	$(9,788,058)
Oclaro, Inc.	3,700	(33,115)
ParkerVision, Inc.	1,100	(2,024)
Pixelworks, Inc.	5,400	(15,120)
Qorvo, Inc.	29,323	(1,546,202)
Skyworks Solutions, Inc.	45,600	(3,404,496)
Universal Display Corp.	1,000	(56,300)
Xilinx, Inc.	32,500	(1,962,025)

		(24,235,846)

Software — (0.5)%
2U, Inc.	600	(18,090)
ANSYS, Inc.	300	(27,747)
Benefitfocus, Inc.	200	(5,940)
Blackbaud, Inc.	19,900	(1,273,600)
Callidus Software, Inc.	23,300	(391,440)
Castlight Health, Inc. Class B	18,600	(92,070)
Cerner Corp. (d)	78,110	(3,700,071)
Digital Turbine, Inc.	4,100	(2,767)
Envestnet, Inc.	14,900	(525,225)
FireEye, Inc.	319,800	(3,805,620)
Glu Mobile, Inc.	102,500	(198,850)
Hortonworks, Inc.	23,900	(198,609)
Inseego Corp.	1,900	(4,636)
Instructure, Inc.	100	(1,955)
Mentor Graphics Corp.	32,500	(1,198,925)
Microsoft Corp.	161,700	(10,048,038)
MobileIron, Inc.	3,800	(14,250)
NantHealth, Inc.	1,900	(18,886)
Palo Alto Networks, Inc.	3,200	(400,160)
pdvWireless, Inc.	600	(13,530)
Pegasystems, Inc.	4,300	(154,800)
PROS Holdings, Inc.	2,600	(55,952)
Rapid7, Inc.	1,900	(23,123)
ServiceNow, Inc.	1,300	(96,642)
Twilio, Inc.	22,400	(646,240)
Ultimate Software Group, Inc.	100	(18,235)
VirnetX Holding Corp.	42,400	(93,280)
VMware, Inc. Class A (d)	7,500	(590,475)
xG Technology, Inc.	2,500	(3,375)

		(23,622,531)

Specialty Finance — (0.5)%
Alliance Data Systems Corp.	51,045	(11,663,783)
Ally Financial, Inc.	15,900	(302,418)
Altisource Portfolio Solutions SA	4,900	(130,291)
Arlington Asset Investment Corp. Class A	15,600	(231,192)
Chimera Investment Corp.	42	(715)
Ellie Mae, Inc.	1,400	(117,152)
Encore Capital Group, Inc.	21,500	(615,975)
FleetCor Technologies, Inc.	19,600	(2,773,792)
Global Payments, Inc.	19,220	(1,334,060)
Impac Mortgage Holdings, Inc.	100	(1,402)
Invesco Mortgage Capital, Inc.	3,967	(57,918)
LendingClub Corp.	649,000	(3,407,250)
Nationstar Mortgage Holdings, Inc.	34,000	(614,040)
Nelnet, Inc. Class A	100	(5,075)
Ocwen Financial Corp.	141,400	(762,146)
On Deck Capital, Inc.	3,700	(17,131)
Orchid Island Capital, Inc.	36,200	(392,046)
PRA Group, Inc.	200	(7,820)
RAIT Financial Trust	45,300	(152,208)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2016 (Unaudited)

Security Description	Shares	Value
Resource Capital Corp. REIT	12,700	$(105,791)
Santander Consumer USA Holdings, Inc.	32,000	(432,000)
Walker & Dunlop, Inc.	1,600	(49,920)
Walter Investment Management Corp.	31,000	(147,250)
Western Asset Mortgage Capital Corp.	19,200	(193,344)

		(23,514,719)

Technology Services — (0.2)%
Cogint, Inc.	5,085	(17,543)
Cotiviti Holdings, Inc.	7,000	(240,800)
Endurance International Group Holdings, Inc.	26,800	(249,240)
FactSet Research Systems, Inc.	100	(16,343)
Helios & Matheson Analytics, Inc.	1,400	(4,620)
IHS Markit Ltd.	2,327	(82,399)
International Business Machines Corp.	57,000	(9,461,430)
MAXIMUS, Inc.	800	(44,632)
SecureWorks Corp.	3,200	(33,888)
Spherix, Inc.	5,826	(6,059)

		(10,156,954)

Telecommunications — (0.1)%
AT&T, Inc. (d)	22,019	(936,468)
Cogent Communications Holdings, Inc.	500	(20,675)
Frontier Communications Corp.	663,400	(2,242,292)
Globalstar, Inc.	171,900	(271,602)
HC2 Holdings, Inc.	5,700	(33,801)
Intelsat SA	15,600	(41,652)
NII Holdings, Inc.	800	(1,720)
Straight Path Communications, Inc.	12,400	(420,484)

		(3,968,694)

Transportation & Logistics — (0.1)%
Celadon Group, Inc.	18,800	(134,420)
DHT Holdings, Inc.	183,700	(760,518)
Dorian LPG Ltd.	14,000	(114,940)
Eagle Bulk Shipping, Inc.	7,615	(44,548)
Echo Global Logistics, Inc.	1,200	(30,060)
Gener8 Maritime, Inc.	100	(448)
Hornbeck Offshore Services, Inc.	21,500	(155,230)
Kirby Corp.	14,069	(935,588)
Nordic American Tankers Ltd.	163,500	(1,373,400)
Scorpio Bulkers, Inc.	22,900	(115,645)
XPO Logistics, Inc.	44,600	(1,924,936)

		(5,589,733)

Transportation Equipment — (0.1)%
Navistar International Corp.	81,300	(2,550,381)
Supreme Industries, Inc. Class A	100	(1,570)
Wabash National Corp.	16,300	(257,866)
Wabtec Corp.	5,700	(473,214)

		(3,283,031)

Utilities — (0.4)%
Allete, Inc.	200	(12,838)
Alliant Energy Corp.	80,100	(3,034,989)
Atlantic Power Corp.	1,600	(4,000)
Black Hills Corp.	3,600	(220,824)
Consolidated Edison, Inc.	8,600	(633,648)
DTE Energy Co.	22,900	(2,255,879)
Dynegy, Inc.	102,500	(867,150)
Genie Energy Ltd. Class B	2,000	(11,500)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2016 (Unaudited)

Security Description	Shares	Value
MGE Energy, Inc.	200	$(13,060)
New Jersey Resources Corp.	1,200	(42,600)
NRG Energy, Inc.	94,400	(1,157,344)
OGE Energy Corp.	200	(6,690)
Pattern Energy Group, Inc.	9,700	(184,203)
SCANA Corp.	27,500	(2,015,200)
South Jersey Industries, Inc.	3,900	(131,391)
Spark Energy, Inc. Class A	200	(6,060)
Spire, Inc.	4,200	(271,110)
TerraForm Power, Inc.	85,400	(1,093,974)
WEC Energy Group, Inc.	102,571	(6,015,789)
WGL Holdings, Inc.	100	(7,628)

		(17,985,877)

Waste & Environmental Services & Equipment — (0.3)%
Centrus Energy Corp. Class A	1,800	(11,484)
Energy Recovery, Inc.	12,000	(124,200)
Fenix Parts, Inc.	700	(1,974)
MagneGas Corp.	10,000	(4,500)
Republic Services, Inc.	103,900	(5,927,495)
Stericycle, Inc. (d)	61,150	(4,710,996)

		(10,780,649)

Total United States		(889,427,084)

TOTAL COMMON STOCK (PROCEEDS $1,017,895,838)		(1,030,457,773)

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES — (0.5)%
Macao — (0.0)%
Casinos & Gaming — (0.0)%
Wynn Macau Ltd., 5.25%, 10/15/21 (d),(e)	$429,000	(436,508)

Total Macao		(436,508)

United States — (0.5)%
Cable & Satellite — (0.0)%
CCO Holdings LLC / CCO Holdings Capital Corp., 5.88%, 04/01/24 (d),(e)	361,000	(387,172)

Chemicals — (0.2)%
CVR Partners LP / CVR Nitrogen Finance Corp., 9.25%, 06/15/23 (d),(e)	5,985,000	(6,209,438)
Rayonier AM Products, Inc., 5.50%, 06/01/24 (d),(e)	587,000	(554,715)

		(6,764,153)

Department Stores — (0.0)%
Kohl’s Corp., 4.25%, 07/17/25 (d)	1,253,000	(1,262,926)
Nordstrom, Inc., 5.00%, 01/15/44 (d)	537,000	(532,070)

		(1,794,996)

Managed Care — (0.0)%
Centene Corp., 4.75%, 01/15/25 (d)	2,170,000	(2,129,312)

Mass Merchants — (0.1)%
Dollar Tree, Inc., 5.75%, 03/01/23 (d)	2,381,000	(2,544,860)

Real Estate — (0.0)%
Communications Sales & Leasing, Inc. / CSL Capital LLC, 8.25%, 10/15/23 (d)	597,000	(638,790)

Software & Services — (0.1)%
Inception Merger Sub, Inc. / Rackspace Hosting, Inc., 8.63%, 11/15/24 (d),(e)	2,207,000	(2,347,034)

Wireless Telecommunication Services — (0.1)%
T-Mobile USA, Inc., 6.50%, 01/15/26 (d)	2,599,000	(2,823,164)

Total United States		(19,429,481)

TOTAL CORPORATE BONDS & NOTES (PROCEEDS $19,358,087)		(19,865,989)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2016 (Unaudited)

Security Description	Shares	Value
EXCHANGE-TRADED FUNDS — (1.7)%
Consumer Staples Select Sector SPDR Fund	313,629	$(16,217,756)
Health Care Select Sector SPDR Fund (d)	133,560	(9,207,626)
iShares Nasdaq Biotechnology ETF (d)	19,574	(5,194,548)
iShares PHLX Semiconductor ETF	122,724	(15,060,689)
iShares Russell 2000 ETF (d)	129,852	(17,510,542)
iShares US Real Estate ETF	23,996	(1,846,252)
SPDR S&P Biotech ETF (d)	41,860	(2,477,694)
SPDR S&P Regional Banking ETF	72,392	(4,022,824)
Technology Select Sector SPDR Fund	8,837	(427,357)
Utilities Select Sector SPDR Fund	86,687	(4,210,388)

TOTAL EXCHANGE-TRADED FUNDS (PROCEEDS $73,545,690)		(76,175,676)

TOTAL SECURITIES SOLD SHORT — (25.4)% (PROCEEDS $1,110,799,615)		$(1,126,499,438)

Footnote Legend:

(a)	Non-income producing.
(b)	Security (or a portion thereof) has been pledged to cover collateral requirements on open derivative contracts and/or securities sold short.
(c)	All or a portion of this security is temporarily on loan to unaffiliated broker/dealers. In addition “Other Assets” may include pending sales that are also on loan.
(d)	Security is held by a consolidated wholly-owned subsidiary of Blackstone Alternative Multi-Strategy Fund.
(e)	Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. Security may only be sold to qualified institutional buyers unless registered under the Securities Act of 1933, as amended, or otherwise exempt from registration.
(f)	Variable/floating interest rate security. Rate presented is as of December 31, 2016.
(g)	Security considered illiquid.
(h)	All or a portion of this security is pledged as collateral in connection with reverse repurchase agreements.
(i)	Security is perpetual in nature and has no stated maturity.
(j)	Non-interest bearing bond.
(k)	Security is currently in default due to bankruptcy or failure to make payment of principal or interest.
(l)	Represents a step-up bond. Coupon rate increases in increments to maturity. Rate presented is as of December 31, 2016. Maturity date presented is the ultimate maturity.
(m)	When issued or delayed-delivery security included.
(n)	Rate disclosed, the 7 day net yield, is as of December 31, 2016.
(o)	Approximates cost for federal tax purposes.
(p)	Assets, other than investments in securities, less liabilities other than securities sold short.
(q)	Security is restricted per Rule 12-12.8 of Regulation S-X. First acquisition dates of GCM Offshore Equity Partners LP, Glenview Capital Partners (Cayman), Ltd. and GCM Equity Partners LP are 11/9/2015, 6/1/2016 and 11/9/2015, respectively.

Options Written Contracts Outstanding at December 31, 2016

	Strike	Expiration Date	Contracts	Premium Received	Market Value	Unrealized Appreciation (Depreciation)
Exchange-Traded Call Options Written
Molson Coors Brewing co.	115.00 USD	04/21/17	789	$(33,895)	$(37,478)	$(3,583)
Telefonica SA	11.50 EUR	09/15/17	5,597	(48,008)	(58,917)	(10,909)
Telefonica SA	11.37 EUR	09/15/17	2,045	(35,277)	(19,374)	15,903
Telefonica SA	11.86 EUR	09/15/17	3,538	(29,676)	(18,621)	11,055

				$(146,856)	$(134,390)	$12,466

Exchange-Traded Put Options Written
Telefonica SA	11.37 EUR	09/15/17	505	(177,988)	(150,971)	27,017

Total Options Written Outstanding				$(324,844)	$(285,361)	$39,483

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2016 (Unaudited)

Reverse Repurchase Agreements Outstanding at December 31, 2016

Counterparty	Interest Rate	Trade Date	Maturity Date	Face Value	Face Value Including Accrued Interest
BNP Paribas Securities Corp.	2.55%	12/07/16	01/09/17	$1,061,000	$1,062,804
BNP Paribas Securities Corp.	2.57%	12/15/16	01/17/17	4,503,000	4,508,144
Credit Suisse Securities (USA) LLC	2.59%	12/21/16	01/19/17	1,204,000	1,204,868
Credit Suisse Securities (USA) LLC	2.59%	12/21/16	01/19/17	549,000	549,396
Credit Suisse Securities (USA) LLC	2.59%	12/21/16	01/19/17	2,990,000	2,992,154
Credit Suisse Securities (USA) LLC	2.59%	12/21/16	01/19/17	1,420,000	1,421,023
Credit Suisse Securities (USA) LLC	2.59%	12/21/16	01/19/17	191,000	191,138
Credit Suisse Securities (USA) LLC	2.59%	12/21/16	01/19/17	500,000	500,360
Credit Suisse Securities (USA) LLC	2.59%	12/21/16	01/19/17	1,276,000	1,276,919
Credit Suisse Securities (USA) LLC	2.59%	12/21/16	01/19/17	337,000	337,243
Credit Suisse Securities (USA) LLC	2.63%	11/28/16	01/27/17	801,000	802,934
Credit Suisse Securities (USA) LLC	2.64%	11/15/16	01/17/17	5,059,000	5,076,097
Credit Suisse Securities (USA) LLC	2.74%	11/15/16	01/17/17	2,856,000	2,866,017
Credit Suisse Securities (USA) LLC	2.74%	11/15/16	01/17/17	4,370,000	4,385,327
Credit Suisse Securities (USA) LLC	2.78%	10/11/16	01/09/17	8,222,000	8,273,356
Credit Suisse Securities (USA) LLC	2.78%	10/11/16	01/09/17	4,872,000	4,902,431
Credit Suisse Securities (USA) LLC	2.78%	10/11/16	01/09/17	5,185,000	5,217,386
Credit Suisse Securities (USA) LLC	2.82%	10/12/16	01/10/17	4,832,000	4,862,322
Credit Suisse Securities (USA) LLC	2.88%	10/11/16	01/09/17	645,000	649,174
JP Morgan Chase Bank N.A.	2.15%	12/08/16	01/06/17	1,368,000	1,369,883
JP Morgan Chase Bank N.A.	2.15%	12/08/16	01/06/17	4,200,000	4,205,780
JP Morgan Chase Bank N.A.	2.24%	12/16/16	01/13/17	2,076,000	2,077,934
JP Morgan Chase Bank N.A.	2.27%	12/30/16	01/27/17	1,791,000	1,791,226
JP Morgan Chase Bank N.A.	2.27%	12/30/16	01/27/17	3,474,000	3,474,438
JP Morgan Chase Bank N.A.	2.27%	12/30/16	01/27/17	7,333,000	7,333,925
JP Morgan Chase Bank N.A.	2.27%	12/30/16	01/27/17	919,000	919,116
JP Morgan Chase Bank N.A.	2.35%	12/08/16	01/06/17	4,990,000	4,997,505
JP Morgan Chase Bank N.A.	2.35%	12/08/16	01/06/17	5,455,000	5,463,205
JP Morgan Chase Bank N.A.	2.35%	12/08/16	01/06/17	1,219,000	1,220,833
JP Morgan Chase Bank N.A.	2.35%	12/08/16	01/06/17	1,317,000	1,318,981
JP Morgan Chase Bank N.A.	2.35%	12/08/16	01/06/17	1,298,000	1,299,952
JP Morgan Chase Bank N.A.	2.35%	12/08/16	01/06/17	3,207,000	3,211,824
JP Morgan Chase Bank N.A.	2.35%	12/08/16	01/06/17	5,874,000	5,882,835
JP Morgan Chase Bank N.A.	2.39%	12/16/16	01/13/17	7,114,000	7,121,073
JP Morgan Chase Bank N.A.	2.39%	12/16/16	01/13/17	4,928,000	4,932,900
JP Morgan Chase Bank N.A.	2.44%	12/16/16	01/13/17	2,759,000	2,761,801
JP Morgan Chase Bank N.A.	2.44%	12/16/16	01/13/17	5,840,000	5,845,928
JP Morgan Chase Bank N.A.	2.44%	12/16/16	01/13/17	4,670,000	4,674,740
JP Morgan Chase Bank N.A.	2.47%	12/30/16	01/27/17	1,472,000	1,472,202
JP Morgan Chase Bank N.A.	2.47%	12/30/16	01/27/17	7,219,000	7,219,991
Merrill Lynch, Pierce, Fenner & Smith, Inc.	2.38%	12/13/16	01/13/17	1,388,000	1,389,652
Merrill Lynch, Pierce, Fenner & Smith, Inc.	2.38%	12/13/16	01/13/17	425,000	425,506
Merrill Lynch, Pierce, Fenner & Smith, Inc.	2.43%	12/13/16	01/13/17	1,610,000	1,611,956
Merrill Lynch, Pierce, Fenner & Smith, Inc.	2.48%	12/13/16	01/13/17	932,000	933,156
Merrill Lynch, Pierce, Fenner & Smith, Inc.	2.48%	12/13/16	01/13/17	2,442,000	2,445,028
Merrill Lynch, Pierce, Fenner & Smith, Inc.	2.51%	12/28/16	01/30/17	1,031,000	1,031,216
Merrill Lynch, Pierce, Fenner & Smith, Inc.	2.53%	10/17/16	01/17/17	5,672,000	5,701,896
Merrill Lynch, Pierce, Fenner & Smith, Inc.	2.53%	10/14/16	01/17/17	940,000	945,153
Merrill Lynch, Pierce, Fenner & Smith, Inc.	2.53%	10/17/16	01/17/17	8,174,000	8,217,084
Merrill Lynch, Pierce, Fenner & Smith, Inc.	2.53%	10/17/16	01/17/17	1,559,000	1,567,217
Merrill Lynch, Pierce, Fenner & Smith, Inc.	2.53%	11/07/16	02/07/17	591,000	593,243
Merrill Lynch, Pierce, Fenner & Smith, Inc.	2.53%	11/07/16	02/07/17	1,399,000	1,404,309
Merrill Lynch, Pierce, Fenner & Smith, Inc.	2.53%	11/07/16	02/07/17	1,569,000	1,574,954
Merrill Lynch, Pierce, Fenner & Smith, Inc.	2.53%	11/07/16	02/07/17	2,053,000	2,060,791
Merrill Lynch, Pierce, Fenner & Smith, Inc.	2.53%	10/17/16	01/17/17	1,356,000	1,363,147
Merrill Lynch, Pierce, Fenner & Smith, Inc.	2.53%	10/17/16	01/17/17	17,468,000	17,560,071

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2016 (Unaudited)

Counterparty	Interest Rate	Trade Date	Maturity Date	Face Value	Face Value Including Accrued Interest
Merrill Lynch, Pierce, Fenner & Smith, Inc.	2.58%	10/13/16	01/13/17	$445,000	$447,519
Merrill Lynch, Pierce, Fenner & Smith, Inc.	2.58%	10/13/16	01/13/17	2,150,000	2,162,173
Merrill Lynch, Pierce, Fenner & Smith, Inc.	2.59%	12/19/16	01/19/17	114,000	114,099
Merrill Lynch, Pierce, Fenner & Smith, Inc.	2.59%	12/19/16	01/19/17	7,133,000	7,139,166
Merrill Lynch, Pierce, Fenner & Smith, Inc.	2.59%	12/19/16	01/19/17	5,559,000	5,563,805
Merrill Lynch, Pierce, Fenner & Smith, Inc.	2.59%	12/19/16	01/19/17	145,000	145,125
Merrill Lynch, Pierce, Fenner & Smith, Inc.	2.59%	12/19/16	01/19/17	6,017,000	6,022,201
Merrill Lynch, Pierce, Fenner & Smith, Inc.	2.66%	10/05/16	01/05/17	1,106,000	1,113,110
Merrill Lynch, Pierce, Fenner & Smith, Inc.	2.73%	12/01/16	03/01/17	10,475,000	10,498,831
Merrill Lynch, Pierce, Fenner & Smith, Inc.	2.74%	11/28/16	01/05/17	1,511,000	1,514,791
Royal Bank of Canada	2.08%	11/07/16	02/07/17	1,045,000	1,048,262
Royal Bank of Canada	2.19%	12/05/16	01/06/17	4,489,000	4,496,106
Royal Bank of Canada	2.36%	08/03/16	02/03/17	3,158,000	3,189,116
Royal Bank of Canada	2.36%	08/03/16	02/03/17	4,127,000	4,167,663
Royal Bank of Canada	2.37%	10/12/16	01/12/17	7,430,000	7,469,196
Royal Bank of Canada	2.46%	11/14/16	05/15/17	408,000	409,309
Royal Bank of Canada	2.46%	11/14/16	05/15/17	2,697,000	2,705,656
Royal Bank of Canada	2.46%	11/14/16	05/15/17	1,928,000	1,934,188
Royal Bank of Canada	2.46%	10/20/16	04/20/17	5,851,000	5,879,795
Royal Bank of Canada	2.49%	12/12/16	01/12/17	752,000	752,990
Royal Bank of Canada	2.49%	12/12/16	01/12/17	1,871,000	1,873,462
Royal Bank of Canada	2.49%	12/12/16	01/12/17	950,000	951,250
Royal Bank of Canada	2.51%	10/20/16	04/20/17	620,000	623,113
Royal Bank of Canada	2.56%	11/14/16	05/15/17	1,571,000	1,576,247
Royal Bank of Canada	2.61%	08/03/16	02/03/17	3,401,000	3,438,052
Royal Bank of Canada	2.61%	08/03/16	02/03/17	419,000	423,565
Royal Bank of Canada	2.61%	08/03/16	02/03/17	460,000	465,012
Royal Bank of Canada	2.65%	11/07/16	04/28/17	638,000	640,533
Royal Bank of Canada	2.71%	09/23/16	03/20/17	4,007,000	4,036,849
Royal Bank of Canada	2.72%	12/19/16	01/19/17	8,449,000	8,456,668
Royal Bank of Canada	2.76%	10/28/16	04/28/17	2,868,000	2,882,077
Royal Bank of Canada	2.79%	12/12/16	01/12/17	695,000	696,025
Royal Bank of Canada	2.79%	12/12/16	01/12/17	959,000	960,414
Wells Fargo Securities LLC	2.44%	12/14/16	01/13/17	1,122,000	1,123,295

Total Reverse Repurchase Agreements Outstanding				$272,575,000	$273,419,207

Futures Contracts Outstanding at December 31, 2016

Description	Contracts	Exchange	Notional Amount	Expiration Date	Unrealized Appreciation (Depreciation)
Long Futures
90 Day Eurodollar	15	CME	3,677,988 USD	12/13/21	$(29,800)
90 Day Eurodollar	9	CME	2,214,450 USD	09/13/21	(24,412)
Aluminum	91	LME	3,941,712 USD	02/13/17	(96,394)
Aluminum	87	LME	3,699,352 USD	01/16/17	(14,902)
Aluminum	70	LME	3,012,384 USD	03/13/17	(50,071)
Amsterdam Index	204	Euronext	19,501,283 EUR	01/20/17	220,212
Australian 10-Year Bond	1,504	SFE	191,270,860 AUD	03/15/17	616,232
Australian Dollar Currency	1,056	CME	77,493,104 USD	03/13/17	(1,439,984)
Brent Crude	94	ICE	5,340,944 USD	02/28/17	63,116
Brent Crude	211	ICE	11,770,973 USD	01/31/17	218,047
British Pound Currency	257	CME	20,440,074 USD	03/13/17	(590,036)
CAC40 10 Euro	684	Euronext	32,784,401 EUR	01/20/17	503,713
Canadian 10 Year Bond	486	CDE	67,578,598 CAD	03/22/17	(550,417)
Canadian Dollar Currency	489	CME	36,668,538 USD	03/14/17	(279,603)
Coffee	73	ICE	4,431,204 USD	03/21/17	(679,461)
Copper	64	COMEX	4,195,822 USD	03/29/17	(187,022)
Copper	29	LME	4,033,330 USD	02/13/17	(23,899)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2016 (Unaudited)

Description	Contracts	Exchange	Notional Amount	Expiration Date	Unrealized Appreciation (Depreciation)
Copper	46	LME	5,486,655 USD	01/16/17	$868,245
Copper	36	LME	5,111,065 USD	03/13/17	(129,790)
Cotton No. 2	94	ICE	3,401,001 USD	05/08/17	(63,061)
DAX Index	127	Eurex	35,799,358 EUR	03/17/17	633,714
Euro FX	463	CME	61,869,352 USD	03/13/17	(672,327)
Euro Stoxx 50	146	Eurex	4,729,468 EUR	03/17/17	57,846
Euro-BTP	391	Eurex	51,659,311 EUR	03/08/17	1,312,549
Euro-Bund	518	Eurex	84,044,135 EUR	03/08/17	1,037,456
Euro-Oat	572	Eurex	86,134,452 EUR	03/08/17	743,790
FTSE 100 Index	1,137	ICE	78,474,950 GBP	03/17/17	2,074,807
FTSE/MIB Index	75	IDEM	7,200,289 EUR	03/17/17	1,669
Gasoline RBOB	106	NYMEX	6,891,369 USD	01/31/17	547,478
Gold 100 Oz	306	COMEX	37,040,399 USD	02/24/17	(1,798,379)
Gold 100 Oz	1	COMEX	114,393 USD	04/26/17	1,037
H-Shares Index	50	HKFE	22,824,483 HKD	01/26/17	83,244
Hang Seng Index	72	HKFE	77,470,627 HKD	01/26/17	205,374
IBEX 35 Index	260	MEFF	24,077,670 EUR	01/20/17	144,392
Japan 10-Year Bond	9	OSE	1,351,982,772 JPY	03/13/17	1,516
Japanese Yen Currency	1,454	CME	157,072,683 USD	03/13/17	(822,208)
Lead	54	LME	3,038,494 USD	02/13/17	(328,369)
Lead	75	LME	3,874,666 USD	01/16/17	(118,104)
Lead	38	LME	2,001,198 USD	03/13/17	(89,798)
Live Cattle	211	CME	9,319,629 USD	04/28/17	350,501
Long Gilt	395	ICE	48,863,757 GBP	03/29/17	1,034,098
Low Sulphur Gasoil	111	ICE	5,564,738 USD	03/10/17	68,512
Mex Bolsa Index	1,522	MEXDER	714,614,172 MXN	03/17/17	(857,790)
MSCI Singapore Index	110	SGX	3,516,579 SGD	01/27/17	843
MSCI Taiwan Index	136	SGX	4,614,128 USD	01/23/17	61,552
Natural Gas	125	NYMEX	3,723,235 USD	07/27/17	745,515
Natural Gas	310	NYMEX	10,914,494 USD	12/27/17	803,506
Natural Gas	175	NYMEX	5,198,498 USD	03/29/17	1,042,002
Natural Gas	258	NYMEX	9,091,314 USD	01/27/17	516,606
Natural Gas	110	NYMEX	3,717,031 USD	02/26/18	260,569
New Zealand Dollar Currency	507	CME	35,445,496 USD	03/13/17	(340,816)
Nickel	121	LME	8,261,130 USD	02/13/17	(1,006,212)
Nickel	160	LME	10,023,111 USD	01/16/17	(447,111)
Nickel	133	LME	8,791,070 USD	03/13/17	(802,292)
Norwegian Krone Currency	274	CME	64,242,584 USD	03/13/17	(691,024)
NY Harbor ULSD	143	NYMEX	10,124,694 USD	01/31/17	254,875
NY Harbor ULSD	65	NYMEX	4,663,528 USD	02/28/17	81,212
OMXS30 Index	1,729	Nasdaq OMX	264,739,053 SEK	01/20/17	(230,935)
Palladium	27	NYMEX	1,825,838 USD	06/28/17	20,827
Platinum	95	NYMEX	4,343,688 USD	04/26/17	(41,613)
Platinum	60	NYMEX	2,772,684 USD	07/27/17	(45,084)
Russell 2000 Mini	2	ICE	136,019 USD	03/17/17	(329)
S&P 500 E-Mini	104	CME	11,750,081 USD	03/17/17	(121,841)
S&P/TSX 60 Index	18	CDE	3,213,990 CAD	03/16/17	11,060
Silver	29	COMEX	2,399,592 USD	03/29/17	(81,187)
Silver	85	COMEX	7,004,182 USD	05/26/17	(186,332)
Soybean	119	CBOT	6,059,610 USD	07/14/17	3,440
Soybean	222	CBOT	11,524,790 USD	03/14/17	(380,390)
Soybean Meal	316	CBOT	10,220,220 USD	03/14/17	(215,660)
Soybean Oil	84	CBOT	1,772,051 USD	05/12/17	(12,083)
SPI 200	643	SFE	89,065,879 AUD	03/16/17	1,048,158
Sugar 11	586	ICE	13,628,449 USD	04/28/17	(994,289)
Swiss Franc Currency	11	CME	1,370,967 USD	03/13/17	(14,392)
Swiss Market Index	88	EUCH	7,005,908 CHF	03/17/17	182,984
TOPIX Index	190	OSE	2,848,921,790 JPY	03/09/17	301,846
U.S. Treasury 10-Year Note	2,370	CBOT	295,519,643 USD	03/22/17	(973,080)
WTI Crude	137	NYMEX	7,266,829 USD	01/20/17	92,811
WTI Crude	4	NYMEX	218,114 USD	02/21/17	526
Zinc	40	LME	2,654,976 USD	02/13/17	(86,726)
Zinc	48	LME	2,935,582 USD	01/16/17	140,618
Zinc	18	LME	1,221,523 USD	03/13/17	(63,223)

					$776,052

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2016 (Unaudited)

Description	Contracts	Exchange	Notional Amount	Expiration Date	Unrealized Appreciation (Depreciation)
Short Futures
3 Month Euribor	4	ICE	1,003,596 EUR	06/19/17	$627
3 Month Euribor	4	ICE	1,003,396 EUR	03/13/17	259
3 Month Euribor	6	ICE	1,503,482 EUR	12/18/17	(520)
3 Month Euribor	4	ICE	1,000,796 EUR	12/17/18	(1,110)
3 Month Euribor	9	ICE	2,254,429 EUR	06/18/18	(785)
3 Month Euribor	7	ICE	1,750,434 EUR	06/17/19	(1,662)
3 Month Euribor	5	ICE	1,252,433 EUR	03/19/18	(663)
3 Month Euribor	7	ICE	1,751,268 EUR	03/18/19	(1,428)
3 Month Euribor	9	ICE	2,253,608 EUR	09/17/18	(1,176)
3 Month Euribor	3	ICE	749,435 EUR	09/16/19	(1,187)
90 Day Eurodollar	171	CME	42,326,179 USD	03/13/17	20,779
90 Day Eurodollar	76	CME	18,745,036 USD	06/18/18	79,436
90 Day Eurodollar	62	CME	15,306,220 USD	09/17/18	96,845
90 Day Eurodollar	14	CME	3,428,301 USD	03/16/20	11,426
90 Day Eurodollar	165	CME	40,767,419 USD	06/19/17	14,481
90 Day Eurodollar	10	CME	2,452,274 USD	06/15/20	13,024
90 Day Eurodollar	13	CME	3,200,087 USD	03/18/19	18,012
90 Day Eurodollar	22	CME	5,426,780 USD	12/17/18	36,780
90 Day Eurodollar	18	CME	4,431,447 USD	06/17/19	29,322
90 Day Eurodollar	2	CME	488,532 USD	03/15/21	1,407
90 Day Eurodollar	7	CME	1,718,582 USD	09/14/20	11,894
90 Day Eurodollar	3	CME	734,817 USD	12/14/20	3,830
90 Day Eurodollar	89	CME	21,985,336 USD	12/18/17	73,536
90 Day Eurodollar	115	CME	28,410,274 USD	09/18/17	49,836
90 Day Eurodollar	64	CME	15,802,400 USD	03/19/18	64,800
90 Day Eurodollar	20	CME	4,903,486 USD	12/16/19	19,736
90 Day Eurodollar	17	CME	4,171,038 USD	09/16/19	16,450
Aluminum	91	LME	3,934,456 USD	02/13/17	89,138
Aluminum	87	LME	3,686,535 USD	01/16/17	2,085
Aluminum	96	LME	4,095,411 USD	03/13/17	32,811
Australian Dollar Currency	1,375	CME	103,104,063 USD	03/13/17	4,076,563
British Pound Currency	1,084	CME	85,489,668 USD	03/13/17	1,764,218
Canadian 10 Year Bond	1,283	CDE	178,218,695 CAD	03/22/17	1,316,579
Canadian Dollar Currency	1,162	CME	87,183,505 USD	03/14/17	713,275
Cattle Feeder	51	CME	3,203,302 USD	04/27/17	24,727
CBOE Volatility Index	898	CFE	14,110,393 USD	02/15/17	(773,957)
Cocoa	191	ICE	4,604,605 USD	03/16/17	543,945
Cocoa	248	ICE	5,724,952 USD	05/15/17	484,712
Coffee	18	ICE	940,695 USD	05/18/17	(255)
Copper	29	LME	4,124,645 USD	02/13/17	115,214
Copper	46	LME	5,995,176 USD	01/16/17	(359,724)
Copper	7	LME	986,422 USD	03/13/17	17,840
Corn	8	CBOT	137,707 USD	03/14/17	(3,093)
Corn	183	CBOT	3,411,618 USD	07/14/17	78,730
Corn	53	CBOT	945,266 USD	05/12/17	(2,109)
Cotton No. 2	76	ICE	2,693,807 USD	05/08/17	(4,953)
DAX Index	110	Eurex	31,259,473 EUR	03/17/17	(283,455)
Euro FX	672	CME	89,452,664 USD	03/13/17	631,064
Euro Stoxx 50	9,951	Eurex	319,553,763 EUR	03/17/17	(6,884,868)
Euro-BOBL	35	Eurex	4,632,250 EUR	03/08/17	(47,159)
Euro-BTP	434	Eurex	57,892,151 EUR	03/08/17	(876,215)
Euro-Bund	78	Eurex	12,587,334 EUR	03/08/17	(227,757)
Euro-Buxl	47	Eurex	8,030,400 EUR	03/08/17	(131,623)
Euro-Oat	58	Eurex	8,798,303 EUR	03/08/17	(7,639)
FTSE 100 Index	342	ICE	23,570,493 GBP	03/17/17	(666,120)
FTSE/JSE Top 40	375	Safex	168,552,133 ZAR	03/16/17	175,089

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2016 (Unaudited)

Description	Contracts	Exchange	Notional Amount	Expiration Date	Unrealized Appreciation (Depreciation)
FTSE/MIB Index	139	IDEM	12,992,810 EUR	03/17/17	$(373,339)
Gasoline RBOB	11	NYMEX	744,940 USD	02/28/17	(34,177)
Gasoline RBOB	30	NYMEX	1,969,256 USD	03/31/17	(375,604)
Hang Seng Index	120	HKFE	129,086,570 HKD	01/26/17	(346,306)
Japan 10-Year Bond	135	OSE	20,239,601,029 JPY	03/13/17	(366,194)
Japanese Yen Currency	53	CME	5,742,824 USD	03/13/17	47,311
KC HRW Wheat	298	CBOT	6,415,022 USD	05/12/17	8,022
Lead	54	LME	3,017,588 USD	02/13/17	307,463
Lead	75	LME	3,810,309 USD	01/16/17	53,746
Lead	52	LME	2,801,933 USD	03/13/17	186,333
Lean Hogs	404	CME	8,726,298 USD	02/14/17	(1,963,542)
Lean Hogs	530	CME	13,470,400 USD	04/17/17	(961,500)
Live Cattle	110	CME	4,705,087 USD	02/28/17	(401,113)
Live Cattle	48	CME	2,155,546 USD	04/28/17	(44,294)
Long Gilt	2,087	ICE	256,826,101 GBP	03/29/17	(7,124,637)
Low Sulphur Gasoil	95	ICE	4,648,701 USD	09/12/17	(296,049)
Mexican Peso Currency	135	CME	3,293,050 USD	03/13/17	55,075
Nasdaq 100 E-Mini	118	CME	11,486,341 USD	03/17/17	7,301
Natural Gas	380	NYMEX	11,979,981 USD	04/26/17	(1,483,419)
Natural Gas	39	NYMEX	1,249,760 USD	03/29/17	(140,980)
Natural Gas	166	NYMEX	5,787,685 USD	01/27/17	(394,155)
Natural Gas	204	NYMEX	6,956,524 USD	02/24/17	(558,836)
Nickel	121	LME	8,211,177 USD	02/13/17	956,259
Nickel	160	LME	10,554,540 USD	01/16/17	978,540
Nickel	12	LME	792,275 USD	03/13/17	71,483
Nikkei 225	98	OSE	1,814,865,380 JPY	03/09/17	(487,141)
OMXS30 Index	1,625	Nasdaq OMX	251,034,063 SEK	01/20/17	460,624
S&P 500	34	CME	19,060,718 USD	03/16/17	53,018
S&P 500 E-Mini	2,912	CME	328,193,008 USD	03/17/17	2,602,288
S&P/TSX 60 Index	77	CDE	13,837,066 CAD	03/16/17	18,475
SGX Nifty 50	569	SGX	9,067,965 USD	01/25/17	(245,996)
Soybean	37	CBOT	1,886,959 USD	05/12/17	13,834
Soybean Oil	695	CBOT	15,512,435 USD	03/14/17	1,059,215
SPI 200	126	SFE	17,393,645 AUD	03/16/17	(248,251)
Sugar 11	215	ICE	5,247,369 USD	02/28/17	549,361
Swedish Krona Currency	127	CME	27,810,702 USD	03/13/17	(243,598)
Swiss Franc Futures	553	CME	68,263,156 USD	03/13/17	64,431
Swiss Market Index	420	EUCH	33,859,266 CHF	03/17/17	(458,936)
TOPIX Index	342	OSE	5,081,186,629 JPY	03/09/17	(944,371)
U.S. Treasury 10-Year Note	173	CBOT	21,571,384 USD	03/22/17	70,728
U.S. Treasury 5-Year Note	17	CBOT	2,006,375 USD	03/31/17	6,086
U.S. Treasury Long Bond	53	CBOT	8,063,866 USD	03/22/17	79,085
Wheat	218	CBOT	4,551,677 USD	03/14/17	104,477
Wheat	354	CBOT	7,530,890 USD	05/12/17	88,040
WTI Crude	74	NYMEX	3,618,306 USD	01/20/17	(356,974)
WTI Crude	100	NYMEX	5,233,750 USD	02/21/17	(232,250)
Zinc	40	LME	2,660,232 USD	02/13/17	91,982
Zinc	48	LME	2,787,599 USD	01/16/17	(288,601)
Zinc	26	LME	1,686,420 USD	03/13/17	13,320

					$(10,072,754)

Total Futures Contracts Outstanding					$(9,296,702)

Forward Foreign Currency Exchange Contracts Outstanding at December 31, 2016

Currency Purchased	Amount in Currency Purchased	Currency Sold	Amount in Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	210,274	USD	157,390	Morgan Stanley & Co. LLC	03/15/17	$(5,904)
BRL	473,000	USD	140,107	State Street Bank and Trust Company	03/02/17	2,934
BRL	6,750,000	USD	1,992,679	State Street Bank and Trust Company	02/02/17	64,529
BRL	6,500,000	USD	1,913,453	State Street Bank and Trust Company	01/04/17	83,659
BRL	74,631,087	USD	21,376,303	State Street Bank and Trust Company	03/02/17	1,192,965

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2016 (Unaudited)

Currency Purchased	Amount in Currency Purchased	Currency Sold	Amount in Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
CAD	161,874	USD	121,196	Morgan Stanley & Co. LLC	03/15/17	$(524)
CHF	6,628,771	USD	6,505,486	Morgan Stanley & Co. LLC	03/15/17	32,724
CHF	1,887,505	USD	1,863,042	Morgan Stanley & Co. LLC	03/15/17	(1,324)
CHF	13,826,548	USD	13,681,596	Morgan Stanley & Co. LLC	03/15/17	(43,943)
CZK	241,877,204	EUR	9,054,324	Morgan Stanley & Co. LLC	12/15/17	5,495
CZK	244,364,111	EUR	9,136,473	JPMorgan Chase Bank, N.A.	11/29/17	11,241
DKK	561,650	USD	79,100	Morgan Stanley & Co. LLC	03/15/17	728
DKK	260,510	USD	36,786	Morgan Stanley & Co. LLC	03/15/17	241
DKK	4,358,900	USD	612,796	Morgan Stanley & Co. LLC	03/15/17	6,742
DKK	1,632,194	USD	231,007	Morgan Stanley & Co. LLC	03/15/17	980
DKK	3,213,480	USD	456,868	Morgan Stanley & Co. LLC	03/15/17	(131)
DKK	10,539,900	USD	1,511,379	Morgan Stanley & Co. LLC	03/15/17	(13,326)
EUR	1,500,000	CHF	1,606,329	State Street Bank and Trust Company	01/20/17	1,111
EUR	9,136,473	CZK	246,419,817	JPMorgan Chase Bank, N.A.	02/28/17	14,506
EUR	574,468	USD	613,129	Morgan Stanley & Co. LLC	03/15/17	(6,309)
EUR	754,400	USD	807,624	Morgan Stanley & Co. LLC	03/15/17	(10,738)
EUR	1,284,324	USD	1,344,996	Morgan Stanley & Co. LLC	03/15/17	11,657
EUR	4,875,000	USD	5,105,588	Morgan Stanley & Co. LLC	03/15/17	43,748
EUR	1,875,000	USD	1,966,406	Morgan Stanley & Co. LLC	03/15/17	14,107
EUR	1,269,844	USD	1,333,588	Morgan Stanley & Co. LLC	03/15/17	7,770
EUR	525,761	USD	556,109	Morgan Stanley & Co. LLC	03/15/17	(739)
EUR	497,953	USD	527,648	Morgan Stanley & Co. LLC	03/15/17	(1,652)
GBP	3,000,000	USD	3,705,150	Morgan Stanley & Co. LLC	03/15/17	(1,765)
GBP	1,800,000	USD	2,211,552	Morgan Stanley & Co. LLC	03/15/17	10,479
GBP	2,097,024	USD	2,640,608	Morgan Stanley & Co. LLC	03/15/17	(51,764)
HUF	7,392,009,000	USD	25,037,288	State Street Bank and Trust Company	03/16/17	170,089
IDR	26,500,000,000	USD	1,958,611	State Street Bank and Trust Company	03/13/17	(10,192)
INR	202,760,000	USD	2,981,765	State Street Bank and Trust Company	03/13/17	(16,256)
JPY	350,145,830	USD	3,026,848	State Street Bank and Trust Company	03/13/17	(20,970)
JPY	216,342,836	USD	1,888,517	State Street Bank and Trust Company	03/15/17	(31,093)
JPY	90,000,000	USD	768,948	Morgan Stanley & Co. LLC	03/15/17	3,759
KRW	222,415,190	USD	184,634	Morgan Stanley & Co. LLC	03/15/17	(310)
MXN	197,754,211	USD	9,668,241	State Street Bank and Trust Company	03/15/17	(216,980)
MXN	116,445,000	USD	5,708,648	State Street Bank and Trust Company	03/15/17	(143,396)
NZD	1,778,000	USD	1,278,204	State Street Bank and Trust Company	03/15/17	(45,586)
NZD	1,741,804	USD	1,253,446	State Street Bank and Trust Company	03/15/17	(45,921)
RUB	472,890,855	USD	7,628,502	Deutsche Bank AG	03/15/17	(41,628)
RUB	1,480,909,096	USD	23,984,276	State Street Bank and Trust Company	03/15/17	(227,404)
RUB	123,800,000	USD	2,000,000	State Street Bank and Trust Company	03/13/17	(8,055)
SAR	41,268,255	USD	10,946,487	Morgan Stanley & Co. LLC	01/19/17	52,842
SEK	16,250,300	EUR	1,676,101	State Street Bank and Trust Company	03/13/17	20,673
SEK	5,570,000	USD	599,763	State Street Bank and Trust Company	03/13/17	14,084
TRY	19,088,750	USD	5,380,599	State Street Bank and Trust Company	03/15/17	(50,875)
ZAR	214,566,358	USD	15,448,654	State Street Bank and Trust Company	03/15/17	(28,829)
ZAR	51,930,376	USD	3,642,626	Deutsche Bank AG	03/15/17	89,620
USD	156,416	AUD	210,274	Morgan Stanley & Co. LLC	03/15/17	4,930
USD	10,653,299	AUD	14,239,999	State Street Bank and Trust Company	03/15/17	394,547
USD	2,034,968	BRL	7,158,000	State Street Bank and Trust Company	03/02/17	(129,691)
USD	1,935,100	BRL	6,500,000	State Street Bank and Trust Company	01/04/17	62,012
USD	1,047,240	CAD	1,380,000	State Street Bank and Trust Company	03/09/17	18,624
USD	251,229	CAD	329,000	State Street Bank and Trust Company	03/15/17	5,983
USD	3,165,940	CHF	3,199,482	Morgan Stanley & Co. LLC	03/15/17	10,169
USD	521,804	CHF	528,276	Morgan Stanley & Co. LLC	03/15/17	746
USD	894,450	CHF	901,403	Morgan Stanley & Co. LLC	03/15/17	5,362
USD	1,395,328	CHF	1,404,338	Morgan Stanley & Co. LLC	03/15/17	10,176
USD	2,389,173	CHF	2,403,269	State Street Bank and Trust Company	03/13/17	18,218
USD	926,083	CHF	934,579	Morgan Stanley & Co. LLC	03/15/17	4,273
USD	40,636,331	CHF	40,859,018	State Street Bank and Trust Company	03/15/17	335,521
USD	4,200,419	CHF	4,304,870	Morgan Stanley & Co. LLC	03/15/17	(45,638)
USD	1,817,915	CHF	1,855,000	Morgan Stanley & Co. LLC	03/15/17	(12,386)
USD	15,583,386	CHF	15,969,854	Morgan Stanley & Co. LLC	03/15/17	(173,827)
USD	1,468,745	CHF	1,500,000	Morgan Stanley & Co. LLC	03/15/17	(11,282)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2016 (Unaudited)

Currency Purchased	Amount in Currency Purchased	Currency Sold	Amount in Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	14,029,506	CNH	98,438,026	Morgan Stanley & Co. LLC	03/15/17	$172,734
USD	2,700,000	CNH	19,616,850	State Street Bank and Trust Company	09/29/17	(345)
USD	11,778,952	CNH	80,250,000	State Street Bank and Trust Company	09/29/17	732,190
USD	48,990,905	CZK	1,235,942,541	State Street Bank and Trust Company	03/15/17	674,285
USD	1,147,316	EUR	1,075,809	Morgan Stanley & Co. LLC	03/15/17	10,920
USD	16,554,304	EUR	15,492,886	State Street Bank and Trust Company	03/13/17	191,548
USD	16,812,762	EUR	15,758,000	State Street Bank and Trust Company	03/15/17	167,319
USD	13,620,885	EUR	12,752,444	State Street Bank and Trust Company	03/15/17	150,263
USD	24,455,213	EUR	23,367,011	Morgan Stanley & Co. LLC	03/15/17	(226,750)
USD	1,584,972	EUR	1,510,000	Morgan Stanley & Co. LLC	03/15/17	(10,002)
USD	52,300,950	EUR	50,000,000	State Street Bank and Trust Company	01/20/17	(378,306)
USD	3,777,230	EUR	3,600,723	Deutsche Bank AG	03/15/17	(26,119)
USD	23,837,723	EUR	22,749,457	Deutsche Bank AG	03/15/17	(191,934)
USD	1,436,570	EUR	1,373,296	Morgan Stanley & Co. LLC	03/15/17	(14,006)
USD	342,079	EUR	323,411	Morgan Stanley & Co. LLC	03/15/17	454
USD	976,082	EUR	930,000	State Street Bank and Trust Company	03/27/17	(7,009)
USD	2,184,732	EUR	2,082,731	Morgan Stanley & Co. LLC	03/15/17	(15,292)
USD	918,208	EUR	875,000	Morgan Stanley & Co. LLC	03/15/17	(6,032)
USD	76,467	EUR	73,203	Morgan Stanley & Co. LLC	03/15/17	(859)
USD	10,735,871	GBP	8,448,120	State Street Bank and Trust Company	03/13/17	307,614
USD	1,231,849	GBP	971,000	State Street Bank and Trust Company	03/15/17	33,119
USD	1,168,104	GBP	921,000	State Street Bank and Trust Company	03/15/17	31,100
USD	384,525	GBP	308,371	Morgan Stanley & Co. LLC	03/15/17	3,831
USD	5,936,778	GBP	4,770,144	Morgan Stanley & Co. LLC	03/15/17	48,218
USD	6,000,000	GBP	4,827,167	State Street Bank and Trust Company	01/20/17	48,445
USD	943,999	GBP	764,876	Morgan Stanley & Co. LLC	03/15/17	(266)
USD	463,494	GBP	376,034	Morgan Stanley & Co. LLC	03/15/17	(732)
USD	1,301,966	HKD	10,100,000	State Street Bank and Trust Company	03/13/17	(940)
USD	7,054,485	HKD	54,801,000	Morgan Stanley & Co. LLC	03/15/17	(14,901)
USD	437,646	HKD	3,400,000	Morgan Stanley & Co. LLC	03/15/17	(957)
USD	154,446	HKD	1,200,000	Morgan Stanley & Co. LLC	03/15/17	(356)
USD	161,112	HKD	1,250,000	Morgan Stanley & Co. LLC	03/15/17	(139)
USD	96,532	HKD	750,000	Morgan Stanley & Co. LLC	03/15/17	(219)
USD	193,167	HKD	1,500,000	Morgan Stanley & Co. LLC	03/15/17	(335)
USD	103,072	HKD	800,000	Morgan Stanley & Co. LLC	03/15/17	(129)
USD	90,823,387	ILS	344,520,353	State Street Bank and Trust Company	03/15/17	1,211,699
USD	25,554,751	JPY	3,000,000,000	State Street Bank and Trust Company	03/27/17	(219,895)
USD	32,628,273	JPY	3,839,336,311	Morgan Stanley & Co. LLC	03/15/17	(334,859)
USD	856,003	JPY	100,000,000	Morgan Stanley & Co. LLC	03/15/17	(2,560)
USD	2,953,646	KRW	3,469,500,000	State Street Bank and Trust Company	03/13/17	79,882
USD	5,580,169	KRW	6,506,476,562	Morgan Stanley & Co. LLC	03/15/17	188,020
USD	3,624,445	KRW	4,294,532,361	Bank of America N.A.	01/31/17	65,554
USD	3,593,082	KRW	4,252,411,974	Morgan Stanley & Co. LLC	01/31/17	69,096
USD	1,300,000	KRW	1,570,530,000	State Street Bank and Trust Company	03/13/17	(860)
USD	15,045,858	MXN	307,583,223	State Street Bank and Trust Company	03/13/17	337,486
USD	25,788,088	PLN	107,771,000	State Street Bank and Trust Company	03/15/17	65,661
USD	10,746,941	SAR	41,268,255	Morgan Stanley & Co. LLC	01/19/17	(252,387)
USD	19,493,760	SEK	177,315,237	State Street Bank and Trust Company	03/13/17	(47,446)
USD	14,469,066	SEK	132,091,000	State Street Bank and Trust Company	03/15/17	(89,259)
USD	11,945,305	SEK	108,893,398	State Street Bank and Trust Company	03/15/17	(56,311)
USD	1,000,000	SEK	9,365,884	State Street Bank and Trust Company	01/20/17	(29,238)
USD	2,550,468	SGD	3,650,000	State Street Bank and Trust Company	03/13/17	30,314
USD	1,969,058	TRY	7,000,000	State Street Bank and Trust Company	03/13/17	13,585
USD	4,909,655	TRY	17,431,218	Deutsche Bank AG	03/15/17	42,386
USD	3,523,569	TRY	12,453,702	Morgan Stanley & Co. LLC	03/15/17	46,158
USD	1,980,179	TWD	62,940,000	State Street Bank and Trust Company	03/13/17	20,887
USD	2,029,915	ZAR	28,500,000	State Street Bank and Trust Company	03/13/17	(19,126)
USD	3,739,432	ZAR	51,930,376	Deutsche Bank AG	03/15/17	7,186

Total Forward Foreign Currency Exchange Contracts Outstanding						$4,131,191

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2016 (Unaudited)

Centrally Cleared Credit Default Swaps on Single-Name Issues (Buy Protection)—Outstanding at December 31, 2016

Reference Obligation	The Fund Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Republic of Korea	(1.00)%	12/20/21	Credit Suisse Securities (USA) LLC	9,195,477 USD	$(244,250)	$(266,517)	$22,267
Republic of South Africa	(1.00)%	12/20/21	Credit Suisse Securities (USA) LLC	9,216,000 USD	484,199	648,542	(164,343)
Republic of Turkey	(1.00)%	09/20/20	Credit Suisse Securities (USA) LLC	4,178,000 USD	170,216	333,473	(163,257)
Republic of Turkey	(1.00)%	12/22/20	Credit Suisse Securities (USA) LLC	9,719,000 USD	455,831	660,064	(204,233)
Republic of Turkey	(1.00)%	06/22/21	Credit Suisse Securities (USA) LLC	12,964,000 USD	787,822	939,685	(151,863)
United Mexian States	(1.00)%	12/20/21	Credit Suisse Securities (USA) LLC	8,595,000 USD	217,978	243,360	(25,382)

Total Centrally Cleared Credit Default Swaps on Single-Name Issues (Buy Protection)					$1,871,796	$2,558,607	$(686,811)

Centrally Cleared Credit Default Swaps on Single-Name Issues (Sell Protection)—Outstanding at December 31, 2016

Reference Obligation	The Fund Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Implied Credit Spread(1)	Notional Amount(2)	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Federative Republic of Brazil	1.00%	06/20/21	Credit Suisse Securities (USA) LLC	2.51%	9,550,000 USD	$(587,115)	$(727,376)	$140,261
Russian Federation	1.00%	09/20/20	Credit Suisse Securities (USA) LLC	1.32%	6,551,141 USD	(67,365)	(750,762)	683,397
Russian Federation	1.00%	06/20/21	Credit Suisse Securities (USA) LLC	1.62%	6,915,000 USD	(169,176)	(506,582)	337,406

Total Centrally Cleared Credit Default Swaps on Single-Name Issues (Sell Protection)						$(823,656)	$(1,984,720)	$1,161,064

Centrally Cleared Credit Default Swaps on Index (Sell Protection)—Outstanding at December 31, 2016

Reference Obligation	The Fund Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Implied Credit Spread(1)	Notional Amount(2)	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CDX.EM.25	1.00%	06/20/21	Merrill Lynch, Pierce, Fenner & Smith, Inc.	2.43%	83,000,000 USD	$(4,814,166)	$(5,203,230)	$389,064
CDX.NA.HY.25	5.00%	12/20/20	Merrill Lynch, Pierce, Fenner & Smith, Inc.	3.08%	28,462,500 USD	1,962,432	266,173	1,696,259
CDX.NA.HY.26	5.00%	06/20/21	Merrill Lynch, Pierce, Fenner & Smith, Inc.	3.23%	48,000,000 USD	3,359,472	1,305,400	2,054,072
CDX.NA.HY.27	5.00%	12/20/21	Merrill Lynch, Pierce, Fenner & Smith, Inc.	3.54%	8,000,000 USD	494,894	293,200	201,694

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2016 (Unaudited)

Reference Obligation	The Fund Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Implied Credit Spread(1)	Notional Amount(2)	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CDX.NA.IG.25	1.00%	12/20/20	Merrill Lynch, Pierce, Fenner & Smith, Inc.	0.57%	62,250,000 USD	$1,020,527	$273,200	$747,327
CDX.NA.IG.26	1.00%	06/20/21	Merrill Lynch, Pierce, Fenner & Smith, Inc.	0.61%	19,925,000 USD	332,767	231,695	101,072
iTraxx Europe Crossover Series 24 Version 1	5.00%	12/20/20	Merrill Lynch, Pierce, Fenner & Smith, Inc.	2.42%	24,455,000 EUR	2,486,938	1,751,935	735,003
iTraxx Europe Crossover Series 25 Version 1	5.00%	06/20/21	Merrill Lynch, Pierce, Fenner & Smith, Inc.	2.70%	24,200,000 EUR	2,408,835	1,805,086	603,749
iTraxx Europe Series 24 Version 1	1.00%	12/20/20	Merrill Lynch, Pierce, Fenner & Smith, Inc.	0.61%	21,250,000 EUR	347,097	147,212	199,885
iTraxx Europe Series 25 Version 1	1.00%	06/20/21	Merrill Lynch, Pierce, Fenner & Smith, Inc.	0.65%	6,825,000 EUR	110,237	110,578	(341)

Total Centrally Cleared Credit Default Swaps on Index (Sell Protection)						$7,709,033	$981,249	$6,727,784

OTC Credit Default Swaps on Index (Buy Protection)—Outstanding at December 31, 2016

Reference Obligation	The Fund Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CMBX.NA.AAA.6	(0.50)%	05/25/63	JPMorgan Chase Bank, N.A.	139,171,527 USD	$57,190	$2,687,978	$(2,630,788)
CMBX.NA.AAA.8	(0.50)%	10/25/57	JPMorgan Chase Bank, N.A.	59,801,014 USD	688,295	2,371,495	(1,683,200)
CMBX.NA.AAA.8	(0.50)%	10/25/57	Deutsche Bank AG	948,891 USD	10,921	48,904	(37,983)

Total OTC Credit Default Swaps on Index (Buy Protection)					$756,406	$5,108,377	$(4,351,971)

OTC Credit Default Swaps on Index (Sell Protection)—Outstanding at December 31, 2016

Reference Obligation	The Fund Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Implied Credit Spread(1)	Notional Amount(2)	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CMBX.NA.A.8	2.00%	10/25/57	Credit Suisse International	2.78%	6,248,000 USD	$(320,324)	$(844,810)	$524,486
CMBX.NA.A.8	2.00%	10/25/57	Morgan Stanley Capital Services LLC	2.78%	2,800,000 USD	(143,551)	(188,750)	45,199
CMBX.NA.A.9	2.00%	09/17/58	Morgan Stanley Capital Services LLC	2.78%	5,000,000 USD	(281,694)	(417,705)	136,011
CMBX.NA.AA.7	1.50%	01/17/47	Morgan Stanley Capital Services LLC	1.70%	13,000,000 USD	(158,238)	(344,782)	186,544
CMBX.NA.AAA.8	0.50%	10/25/57	Credit Suisse International	0.66%	13,700,000 USD	(157,684)	(738,194)	580,510
CMBX.NA.AAA.9	0.50%	09/25/58	Morgan Stanley Capital Services LLC	0.78%	10,500,000 USD	(230,672)	(699,173)	468,501
CMBX.NA.AJ.4	0.96%	02/25/51	Morgan Stanley Capital Services LLC	45.59%	15,947,656 USD	(3,691,152)	(4,164,732)	473,580
CMBX.NA.AJ.4	0.96%	02/25/51	JPMorgan Chase Bank, N.A.	45.59%	2,858,327 USD	(661,572)	(706,265)	44,693
CMBX.NA.AJ.4	0.96%	02/25/51	Goldman Sachs International	45.59%	7,019,888 USD	(1,624,783)	(1,739,646)	114,863

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2016 (Unaudited)

Reference Obligation	The Fund Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Implied Credit Spread(1)	Notional Amount(2)	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CMBX.NA.AJ4	0.96%	02/25/51	Merrill Lynch Capital Services, Inc.	45.59%	7,843,104 USD	$(1,815,319)	$(1,940,452)	$125,133
CMBX.NA.BBB-.8	3.00%	10/25/57	Credit Suisse International	5.35%	8,455,000 USD	(1,198,387)	(951,015)	(247,372)
CMBX.NA.BBB.7	3.00%	01/25/47	Credit Suisse International	4.00%	7,500,000 USD	(426,604)	(798,729)	372,125

Total OTC Credit Default Swaps on Index (Sell Protection)						$(10,709,980)	$(13,534,253)	$2,824,273

OTC Credit Default Swaps on Single-Name Issues (Buy Protection)—Outstanding at December 31, 2016

Reference Obligation	The Fund Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Argentine Republic	(5.00)%	06/20/17	Morgan Stanley Capital Services LLC	8,198,000 USD	$(161,974)	$(251,845)	$89,871
Republic of South Africa	(1.00)%	12/20/21	Morgan Stanley Capital Services LLC	3,652,000 USD	191,495	239,259	(47,764)

Total OTC Credit Default Swaps on Single-Name Issues (Buy Protection)					$29,521	$(12,586)	$42,107

(1)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on centrally cleared single-name issues, centrally cleared indices and OTC indices serves as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(2)	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

OTC Total Return Swaps Outstanding at December 31, 2016

Reference Instrument	Termination Date	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)

Buys
3I Group PLC	03/28/18	Credit Suisse Securities (Europe) Limited	220,796 GBP	$9,604
Abcam PLC	03/28/18	Credit Suisse Securities (Europe) Limited	419,991 GBP	(18,230)
ABN AMRO Group NV	03/28/18	Credit Suisse Securities (Europe) Limited	9,848,823 EUR	(198,396)
Actelion Ltd. REG	03/28/18	Credit Suisse Securities (Europe) Limited	3,716,713 CHF	404,526
Adecco SA REG	03/28/18	Credit Suisse Securities (Europe) Limited	6,586,268 CHF	(90,895)
Adidas AG	03/28/18	Credit Suisse Securities (Europe) Limited	495,765 EUR	23,424
Aker BP ASA	03/28/18	Credit Suisse Securities (Europe) Limited	7,284,984 NOK	48,504
Altice NV	03/28/18	Credit Suisse Securities (Europe) Limited	107,161 EUR	1,764
Amadeus IT	03/28/18	Credit Suisse Securities (Europe) Limited	8,280,206 EUR	46,686
Amplifon SpA	04/04/18	Credit Suisse Securities (Europe) Limited	105,593 EUR	6,776
Anglo American PLC	03/28/18	Credit Suisse Securities (Europe) Limited	277,322 GBP	1,628
APERAM	03/28/18	Credit Suisse Securities (Europe) Limited	293,760 EUR	(10,548)
ArcelorMittal	03/28/18	Credit Suisse Securities (Europe) Limited	175,135 EUR	(10,903)
ARKEMA	03/28/18	Credit Suisse Securities (Europe) Limited	352,509 EUR	(5,662)
Ashmore Group PLC	03/28/18	Credit Suisse Securities (Europe) Limited	71,233 GBP	(1,406)
Ashtead Group PLC	03/28/18	Credit Suisse Securities (Europe) Limited	241,463 GBP	(6,629)
Asos PLC	03/28/18	Credit Suisse Securities (Europe) Limited	252,727 GBP	3,169
Assicurazioni Generali	04/04/18	Credit Suisse Securities (Europe) Limited	3,004,550 EUR	(11,160)
Atlantia SPA	04/04/18	Credit Suisse Securities (Europe) Limited	9,046,312 EUR	112,540
Atlas Copco AB	03/28/18	Credit Suisse Securities (Europe) Limited	1,112,396 SEK	(3,918)
Atos SE	03/28/18	Credit Suisse Securities (Europe) Limited	19,586,114 EUR	699,577
Aurelius Equity Opportunities	03/28/18	Credit Suisse Securities (Europe) Limited	123,428 EUR	(6,565)
Austevoll Seafood ASA	03/28/18	Credit Suisse Securities (Europe) Limited	1,531,746 NOK	8,860
Automotive SA	03/28/18	Credit Suisse Securities (Europe) Limited	116,169 EUR	364

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2016 (Unaudited)

Reference Instrument	Termination Date	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Autoneum Holdings AG	03/28/18	Credit Suisse Securities (Europe) Limited	162,333 CHF	$3,039
AXA SA	03/28/18	Credit Suisse Securities (Europe) Limited	6,719,436 EUR	1,475
Bakkafrost	03/28/18	Credit Suisse Securities (Europe) Limited	2,346,662 NOK	(4,112)
Banco Bilbao Vizcaya	03/28/18	Credit Suisse Securities (Europe) Limited	9,939,292 EUR	(192,151)
BASF SE	03/28/18	Credit Suisse Securities (Europe) Limited	98,796 EUR	2,348
BBA Aviation PLC	03/28/18	Credit Suisse Securities (Europe) Limited	101,427 GBP	3,306
BE Semiconductor Industries	03/28/18	Credit Suisse Securities (Europe) Limited	506,073 EUR	(757)
Bekaert NV	03/28/18	Credit Suisse Securities (Europe) Limited	205,602 EUR	(421)
Biomerieux	03/28/18	Credit Suisse Securities (Europe) Limited	253,551 EUR	7,047
BNP Parbias SA	03/28/18	Credit Suisse Securities (Europe) Limited	7,367,150 EUR	1,636,312
Boliden AB	03/28/18	Credit Suisse Securities (Europe) Limited	1,191,640 SEK	(5,327)
Boohoo.com PLC	03/28/18	Credit Suisse Securities (Europe) Limited	901,401 GBP	(18,244)
Bovespa Index	02/15/17	Morgan Stanley Capital Services LLC	12,015,082 BRL	43,148
BP PLC	03/28/18	Credit Suisse Securities (Europe) Limited	236,187 GBP	18,272
Braas Monier	03/28/18	Credit Suisse Securities (Europe) Limited	138,075 EUR	7,643
Buwog AG	03/28/18	Credit Suisse Securities (Europe) Limited	224,825 EUR	10,518
Buzzi UnicemSPA	04/04/18	Credit Suisse Securities (Europe) Limited	109,474 EUR	1,413
Carnival PLC	03/28/18	Credit Suisse Securities (Europe) Limited	81,402 GBP	(121)
Casino Guichard Perrachon	03/28/18	Credit Suisse Securities (Europe) Limited	3,376,800 EUR	78,902
Cembra Money Bank AG	03/28/18	Credit Suisse Securities (Europe) Limited	423,548 CHF	7,127
Christian Dior SE	03/28/18	Credit Suisse Securities (Europe) Limited	106,272 EUR	1,393
CNH Industrial NV	04/04/18	Credit Suisse Securities (Europe) Limited	117,774 EUR	376
Coca-Cola HBC	03/28/18	Credit Suisse Securities (Europe) Limited	80,433 GBP	6,125
Compagnie de Saint Gobain	03/28/18	Credit Suisse Securities (Europe) Limited	7,299,337 EUR	98,475
Compass Group PLC	03/28/18	Credit Suisse Securities (Europe) Limited	95,358 GBP	7,585
Covestro AG	03/28/18	Credit Suisse Securities (Europe) Limited	160,367 EUR	2,925
CRH PLC	03/28/18	Credit Suisse Securities (Europe) Limited	430,133 GBP	22,250
Criteo ADR	09/25/17	Credit Suisse Securities (Europe) Limited	5,702,988 USD	229,621
Croda International PLC	03/28/18	Credit Suisse Securities (Europe) Limited	4,579,341 GBP	62,488
CVS Group PLC	03/28/18	Credit Suisse Securities (Europe) Limited	141,692 GBP	5,723
Dassault Aviation SA	03/28/18	Credit Suisse Securities (Europe) Limited	5,495,442 EUR	(59,859)
Dechra Pharamaceuticals PLC	03/28/18	Credit Suisse Securities (Europe) Limited	115,971 GBP	3,707
Delta Lloyd NV	03/28/18	Credit Suisse Securities (Europe) Limited	1,407,393 EUR	(10,303)
DFDS A/S	03/28/18	Credit Suisse Securities (Europe) Limited	2,387,886 DKK	18,225
DNB ASA	03/28/18	Credit Suisse Securities (Europe) Limited	1,089,178 NOK	(2,716)
DSV A/S	03/28/18	Credit Suisse Securities (Europe) Limited	707,232 DKK	2,852
Electrocomponents PLC	03/28/18	Credit Suisse Securities (Europe) Limited	403,327 GBP	3,042
Elekta AB	03/28/18	Credit Suisse Securities (Europe) Limited	2,241,798 SEK	8,202
Elementis PLC	03/28/18	Credit Suisse Securities (Europe) Limited	82,471 GBP	5,590
Enel SPA	04/04/18	Credit Suisse Securities (Europe) Limited	3,434,818 EUR	97,529
Eni SPA	04/04/18	Credit Suisse Securities (Europe) Limited	3,599,806 EUR	126,564
Eurofins Scientific	03/28/18	Credit Suisse Securities (Europe) Limited	232,361 EUR	(1,590)
EvotecAG	03/28/18	Credit Suisse Securities (Europe) Limited	441,121 EUR	45,941
Evraz PLC	03/28/18	Credit Suisse Securities (Europe) Limited	549,973 GBP	(94,422)
Experian PLC	03/28/18	Credit Suisse Securities (Europe) Limited	217,940 GBP	13,438
Ferrexpo PLC	03/28/18	Credit Suisse Securities (Europe) Limited	417,845 GBP	(46,068)
Fevertree Drinks PLC	03/28/18	Credit Suisse Securities (Europe) Limited	613,534 GBP	31,822
Fischer (Georg) REG	03/28/18	Credit Suisse Securities (Europe) Limited	401,822 CHF	2,620
Fresenius SE & Co. KgaA	07/06/18	Morgan Stanley Capital Services LLC	6,277,792 EUR	433,999
Fresenius SE & Co. KgaA	03/28/18	Credit Suisse Securities (Europe) Limited	11,848,264 EUR	314,703
Gamesa Corp.	03/28/18	Credit Suisse Securities (Europe) Limited	247,997 EUR	15,120
GEA Group AG	03/28/18	Credit Suisse Securities (Europe) Limited	91,264 EUR	1,480
Geberit AG	03/28/18	Credit Suisse Securities (Europe) Limited	318,067 CHF	5,133
Genmab A/S	03/28/18	Credit Suisse Securities (Europe) Limited	692,725 DKK	2,399
Gjensidige Forsikring ASA	03/28/18	Credit Suisse Securities (Europe) Limited	1,896,845 NOK	3,751
Glencore PLC	03/28/18	Credit Suisse Securities (Europe) Limited	466,169 GBP	11,192
Grammer AG	03/28/18	Credit Suisse Securities (Europe) Limited	303,042 EUR	(9,566)
Granges AB	03/28/18	Credit Suisse Securities (Europe) Limited	1,246,033 SEK	399
Grieg Seafood ASA	03/28/18	Credit Suisse Securities (Europe) Limited	4,187,813 NOK	17,433
GVC Holding	03/28/18	Credit Suisse Securities (Europe) Limited	265,498 GBP	(10,117)
Halma PLC	03/28/18	Credit Suisse Securities (Europe) Limited	203,932 GBP	(8,652)
HeiderlbergCement AG	03/28/18	Credit Suisse Securities (Europe) Limited	258,760 EUR	3,960

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2016 (Unaudited)

Reference Instrument	Termination Date	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Hexagon AB	03/28/18	Credit Suisse Securities (Europe) Limited	1,136,808 SEK	$(2,590)
Highlland Gold Mining Ltd.	03/28/18	Credit Suisse Securities (Europe) Limited	276,173 GBP	25,305
Hochschild Mining PLC	03/28/18	Credit Suisse Securities (Europe) Limited	230,619 GBP	(16,577)
Hochtief AG	03/28/18	Credit Suisse Securities (Europe) Limited	577,037 EUR	2,521
Huhtamaki Oyj	03/28/18	Credit Suisse Securities (Europe) Limited	129,895 EUR	155
Hunting PLC	03/28/18	Credit Suisse Securities (Europe) Limited	133,971 GBP	9,606
Husqvarna AB	03/28/18	Credit Suisse Securities (Europe) Limited	1,223,402 SEK	3,301
Imperial Brands PLC	03/28/18	Credit Suisse Securities (Europe) Limited	6,724,686 GBP	58,902
Indivior PLC	03/28/18	Credit Suisse Securities (Europe) Limited	177,641 GBP	11,596
Indutrade AB	03/28/18	Credit Suisse Securities (Europe) Limited	1,107,974 SEK	2,440
Infineon Technologies AB	03/28/18	Credit Suisse Securities (Europe) Limited	277,647 EUR	2,140
Informa PLC	03/28/18	Credit Suisse Securities (Europe) Limited	113,282 GBP	1,138
Intercontinental Hotels Group	03/28/18	Credit Suisse Securities (Europe) Limited	7,392,335 GBP	273,413
International Public Partner	03/28/18	Credit Suisse Securities (Europe) Limited	349,735 GBP	(1,395)
JD Sports Fashion PLC	03/28/18	Credit Suisse Securities (Europe) Limited	461,102 GBP	(6,916)
Jeronimo Martins	03/28/18	Credit Suisse Securities (Europe) Limited	200,979 EUR	(3,320)
Johnson Mathey PLC	03/28/18	Credit Suisse Securities (Europe) Limited	74,369 GBP	2,974
Jungheinrich	03/28/18	Credit Suisse Securities (Europe) Limited	97,411 EUR	3,260
Just Eat PLC	03/28/18	Credit Suisse Securities (Europe) Limited	110,878 GBP	(3,647)
KAZ Minerals PLC	03/28/18	Credit Suisse Securities (Europe) Limited	525,492 GBP	(33,642)
KBC Groep NV	03/28/18	Credit Suisse Securities (Europe) Limited	4,051,667 EUR	(153,070)
Kering	03/28/18	Credit Suisse Securities (Europe) Limited	397,309 EUR	8,605
Kesko Oyj	03/28/18	Credit Suisse Securities (Europe) Limited	341,848 EUR	(5,889)
Kion Group AG	03/28/18	Credit Suisse Securities (Europe) Limited	290,385 EUR	5,594
Konecranes Oyj	03/28/18	Credit Suisse Securities (Europe) Limited	392,574 EUR	(17,121)
Koninklijke KPN NV	03/28/18	Credit Suisse Securities (Europe) Limited	98,912 EUR	1,408
Koninklijke KPN NV	03/28/18	Credit Suisse Securities (Europe) Limited	10,922,428 EUR	303,419
Koninklijke Philips NV	03/28/18	Credit Suisse Securities (Europe) Limited	6,534,892 EUR	150,280
Kospi 200 Index	12/06/18	Morgan Stanley Capital Services LLC	15,783,087,500 KRW	389,168
Ladbrokes PLC	03/28/18	Credit Suisse Securities (Europe) Limited	100,542 GBP	(2,818)
Lanxess AG	03/28/18	Credit Suisse Securities (Europe) Limited	246,127 EUR	2,263
Lenzing AG	03/28/18	Credit Suisse Securities (Europe) Limited	581,519 EUR	(19,331)
Lereoy Seafood Group	03/28/18	Credit Suisse Securities (Europe) Limited	2,646,422 NOK	8,648
Linde AG	03/28/18	Credit Suisse Securities (Europe) Limited	7,877,408 EUR	(267,323)
Lloyds Banking Group PLC	03/28/18	Credit Suisse Securities (Europe) Limited	15,887,626 GBP	(565,770)
Logitech International REG	03/28/18	Credit Suisse Securities (Europe) Limited	783,471 CHF	9,196
Lonza Group AG REG	03/28/18	Credit Suisse Securities (Europe) Limited	111,157 CHF	9,782
Lundbergs AB	03/28/18	Credit Suisse Securities (Europe) Limited	2,754,980 SEK	1,360
Lundin Mining Corp. SDR	03/28/18	Credit Suisse Securities (Europe) Limited	1,771,603 SEK	(13,193)
Lundin Petroleum AB	03/28/18	Credit Suisse Securities (Europe) Limited	1,283,908 SEK	5,086
LVMH Moet Hennessy Louis Vuitton	03/28/18	Credit Suisse Securities (Europe) Limited	96,874 EUR	2,094
Mapfre SA	03/28/18	Credit Suisse Securities (Europe) Limited	102,504 EUR	(5,892)
Marine Harvest	03/28/18	Credit Suisse Securities (Europe) Limited	2,853,000 NOK	3,846
Mead Johnson Nutrition Co.	09/25/17	Credit Suisse Securities (Europe) Limited	8,117,229 USD	(132,033)
Melrose Industries PLC	03/28/18	Credit Suisse Securities (Europe) Limited	873,595 GBP	68,012
Metso Oyj	03/28/18	Credit Suisse Securities (Europe) Limited	207,667 EUR	(5,734)
Mirco Focus International	03/28/18	Credit Suisse Securities (Europe) Limited	336,680 GBP	(10,396)
Monsanto Co.	09/25/17	Credit Suisse Securities (Europe) Limited	4,820,292 USD	(7,776)
Mycronic AB	03/28/18	Credit Suisse Securities (Europe) Limited	1,915,275 SEK	(3,169)
Natural Gas	03/28/18	Credit Suisse Securities (Europe) Limited	7,365,492 EUR	222,668
NCC AB	03/28/18	Credit Suisse Securities (Europe) Limited	2,460,375 SEK	7,259
Nemetschek	03/28/18	Credit Suisse Securities (Europe) Limited	106,613 EUR	7,312
Neopost SA	03/28/18	Credit Suisse Securities (Europe) Limited	147,400 EUR	(1,834)
Neste Oyj	03/28/18	Credit Suisse Securities (Europe) Limited	411,443 EUR	7,976
Nexans SA	03/28/18	Credit Suisse Securities (Europe) Limited	289,857 EUR	(7,263)
NKT Holding A/S	03/28/18	Credit Suisse Securities (Europe) Limited	2,231,966 DKK	6,939
Nokia Oyj	01/10/18	JPMorgan Chase Bank, N.A.	9,048,000 EUR	134,739
Nokia Oyj	03/28/18	Credit Suisse Securities (Europe) Limited	13,233,082 EUR	199,398
Nordic Nanovector ASA	03/28/18	Credit Suisse Securities (Europe) Limited	1,563,204 NOK	8,536
OMV AG	03/28/18	Credit Suisse Securities (Europe) Limited	251,899 EUR	2,405
Orange	03/28/18	Credit Suisse Securities (Europe) Limited	13,466,677 EUR	718,673

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2016 (Unaudited)

Reference Instrument	Termination Date	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Oriflame Holdings AG	03/28/18	Credit Suisse Securities (Europe) Limited	2,840,496 SEK	$12,250
Orion Oyj	03/28/18	Credit Suisse Securities (Europe) Limited	141,355 EUR	(1,715)
Orkla ASA	03/28/18	Credit Suisse Securities (Europe) Limited	926,660 NOK	2,600
Outokumpu Oyj	03/28/18	Credit Suisse Securities (Europe) Limited	630,393 EUR	16,390
Outotec Pyj	03/28/18	Credit Suisse Securities (Europe) Limited	112,445 EUR	(3,631)
Partners Holdings Group AG	03/28/18	Credit Suisse Securities (Europe) Limited	573,867 CHF	260
PaySafe	03/28/18	Credit Suisse Securities (Europe) Limited	81,863 GBP	13,633
PostNL NV	03/28/18	Credit Suisse Securities (Europe) Limited	115,083 EUR	267
Prosegur	03/28/18	Credit Suisse Securities (Europe) Limited	388,367 EUR	(13,316)
Prudential PLC	03/28/18	Credit Suisse Securities (Europe) Limited	9,906,600 GBP	319,463
Publicis Groupe	03/28/18	Credit Suisse Securities (Europe) Limited	7,976,038 EUR	97,176
Puma SE	03/28/18	Credit Suisse Securities (Europe) Limited	630,115 EUR	17,871
Raiffeisen Bank Interntional	03/28/18	Credit Suisse Securities (Europe) Limited	106,618 EUR	(3,449)
RELX PLC	03/28/18	Credit Suisse Securities (Europe) Limited	91,295 GBP	4,776
Renault SA	03/28/18	Credit Suisse Securities (Europe) Limited	7,394,797 EUR	40,740
Renishaw PLC	03/28/18	Credit Suisse Securities (Europe) Limited	105,620 GBP	(717)
Rentokil Initial PLC	03/28/18	Credit Suisse Securities (Europe) Limited	341,463 GBP	21,708
Reynolds American, Inc.	09/25/17	Credit Suisse Securities (Europe) Limited	6,013,539 USD	42,143
Roche Holdings AG	03/28/18	Credit Suisse Securities (Europe) Limited	8,067,218 CHF	(6,806)
Rotork PLC	03/28/18	Credit Suisse Securities (Europe) Limited	84,784 GBP	(3,395)
RPC Group PLC	03/28/18	Credit Suisse Securities (Europe) Limited	420,085 GBP	6,896
RSA Insurance Group PLC	03/28/18	Credit Suisse Securities (Europe) Limited	5,307,721 GBP	213,324
SAAB AB	03/28/18	Credit Suisse Securities (Europe) Limited	4,159,423 SEK	(3,724)
Sage Groupl PLC	03/28/18	Credit Suisse Securities (Europe) Limited	114,549 GBP	1,635
Salmar ASA	03/28/18	Credit Suisse Securities (Europe) Limited	2,560,104 NOK	(2,661)
Sanofi	03/28/18	Credit Suisse Securities (Europe) Limited	9,378,476 EUR	116,908
SAP SE	03/28/18	Credit Suisse Securities (Europe) Limited	5,257,441 EUR	93,098
Sartorius AG	03/28/18	Credit Suisse Securities (Europe) Limited	140,907 EUR	(941)
Schneider Electric SE	03/28/18	Credit Suisse Securities (Europe) Limited	6,881,993 EUR	94,356
SEB SA	03/28/18	Credit Suisse Securities (Europe) Limited	412,552 EUR	6,331
Shire PLC	06/25/18	Morgan Stanley Capital Services LLC	28,981,729 GBP	(802,322)
Sika AG	03/28/18	Credit Suisse Securities (Europe) Limited	140,215 CHF	1,623
Siltronic AG	03/28/18	Credit Suisse Securities (Europe) Limited	137,843 EUR	5,792
Sirius Minerals PLC	03/28/18	Credit Suisse Securities (Europe) Limited	178,784 GBP	15,301
Skanska AB	03/28/18	Credit Suisse Securities (Europe) Limited	2,565,074 SEK	(3,873)
SKF AB	03/28/18	Credit Suisse Securities (Europe) Limited	1,138,610 SEK	(2,771)
Sky PLC	06/15/18	Credit Suisse Securities (Europe) Limited	4,839,586 GBP	34,040
Smith & Nephew PLC	03/28/18	Credit Suisse Securities (Europe) Limited	13,388,488 GBP	587,785
Smiths Groupl PLC	03/28/18	Credit Suisse Securities (Europe) Limited	377,231 GBP	1,978
Societe Generale SA	03/28/18	Credit Suisse Securities (Europe) Limited	3,961,832 EUR	(66,288)
Software AG	03/28/18	Credit Suisse Securities (Europe) Limited	137,740 EUR	3,841
Sound Energy PLC	03/28/18	Credit Suisse Securities (Europe) Limited	282,601 GBP	27,964
South32 Ltd.	03/28/18	Credit Suisse Securities (Europe) Limited	451,898 GBP	6,101
Spectris PLC	03/28/18	Credit Suisse Securities (Europe) Limited	86,535 GBP	2,986
Spirax Sarco Engineering PLC	03/28/18	Credit Suisse Securities (Europe) Limited	249,343 GBP	(2,549)
SSP Group PLC	03/28/18	Credit Suisse Securities (Europe) Limited	91,300 GBP	1,252
STM IM	04/04/18	Credit Suisse Securities (Europe) Limited	314,543 EUR	14,957
Subsea 7 SA	03/28/18	Credit Suisse Securities (Europe) Limited	1,197,856 NOK	(3,371)
Suedzucker AG	03/28/18	Credit Suisse Securities (Europe) Limited	130,290 EUR	2,838
Svenska Handelsbanken	03/28/18	Credit Suisse Securities (Europe) Limited	1,006,734 SEK	(4,601)
SVG Capital PLC	03/28/18	Credit Suisse Securities (Europe) Limited	747,429 GBP	—
Swedbank AB	03/28/18	Credit Suisse Securities (Europe) Limited	1,022,139 SEK	(3,694)
Swiss Life Holding AG	03/28/18	Credit Suisse Securities (Europe) Limited	121,465 CHF	(696)
Tarkett	03/28/18	Credit Suisse Securities (Europe) Limited	130,988 EUR	2,533
Tate & Lyle PLC	03/28/18	Credit Suisse Securities (Europe) Limited	226,525 GBP	8,330
TDC A/S	03/28/18	Credit Suisse Securities (Europe) Limited	23,522,148 DKK	24,054
Technip SA	03/28/18	Credit Suisse Securities (Europe) Limited	278,881 EUR	3,949
Teleperformance	03/28/18	Credit Suisse Securities (Europe) Limited	344,621 EUR	13,626
Temenos Group AG REG	03/28/18	Credit Suisse Securities (Europe) Limited	504,312 CHF	(1,393)
Thales SA	03/28/18	Credit Suisse Securities (Europe) Limited	237,154 EUR	570
Thule Group PLC	03/28/18	Credit Suisse Securities (Europe) Limited	1,179,468 SEK	8,212
Tim Participacs ADR	09/25/17	Credit Suisse Securities (Europe) Limited	6,144,848 USD	178,111

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2016 (Unaudited)

Reference Instrument	Termination Date	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Total SA	01/17/18	JPMorgan Chase Bank, N.A.	8,989,616 EUR	$244,069
TP ICAP PLC	03/28/18	Credit Suisse Securities (Europe) Limited	84,967 GBP	(3,323)
TUI Group AG	03/28/18	Credit Suisse Securities (Europe) Limited	6,830,957 EUR	146,016
Tullow Oil PLC	03/28/18	Credit Suisse Securities (Europe) Limited	125,782 GBP	(149)
UBM PLC	03/28/18	Credit Suisse Securities (Europe) Limited	6,110,568 GBP	277,486
UDG Healthcare PLC	03/28/18	Credit Suisse Securities (Europe) Limited	130,790 GBP	(1,315)
Umicore	03/28/18	Credit Suisse Securities (Europe) Limited	420,249 EUR	4,456
Valeo SA	03/28/18	Credit Suisse Securities (Europe) Limited	120,428 EUR	(761)
Valmet Oyj	03/28/18	Credit Suisse Securities (Europe) Limited	344,329 EUR	(11,789)
Valora Holdings AG REG	03/28/18	Credit Suisse Securities (Europe) Limited	267,053 CHF	(2,914)
Vedanta Resources PLC	03/28/18	Credit Suisse Securities (Europe) Limited	267,203 GBP	(11,037)
Vestas Wind Systems A/S	03/28/18	Credit Suisse Securities (Europe) Limited	791,758 DKK	9,426
Vitrolife AB	03/28/18	Credit Suisse Securities (Europe) Limited	808,860 SEK	5,094
Vodafone Group PLC	03/28/18	Credit Suisse Securities (Europe) Limited	10,784,712 GBP	90,082
Voestalpine AG	03/28/18	Credit Suisse Securities (Europe) Limited	121,262 EUR	(2,075)
Volvo AB	03/28/18	Credit Suisse Securities (Europe) Limited	964,326 SEK	(1,953)
Weir Group PLC	03/28/18	Credit Suisse Securities (Europe) Limited	239,886 GBP	7,375
Wessanen	03/28/18	Credit Suisse Securities (Europe) Limited	112,483 EUR	2,452
Wetherspoon (J.D.) PLC	03/28/18	Credit Suisse Securities (Europe) Limited	103,483 GBP	5,937
WM Morrison Supermarkets	03/28/18	Credit Suisse Securities (Europe) Limited	366,769 GBP	3,754
Wolseley PLC	03/28/18	Credit Suisse Securities (Europe) Limited	102,089 GBP	586
Wood Group (John) PLC	03/28/18	Credit Suisse Securities (Europe) Limited	272,295 GBP	7,440
YIT Oyj	03/28/18	Credit Suisse Securities (Europe) Limited	327,056 EUR	(8,623)

Total Buys				$7,256,003

Sells
ABB Ltd. REG	03/28/18	Credit Suisse Securities (Europe) Limited	9,203,825 CHF	$50,214
Aegon NV	03/28/18	Credit Suisse Securities (Europe) Limited	5,806,679 EUR	16,325
Air Liquide SA	03/28/18	Credit Suisse Securities (Europe) Limited	4,731,722 EUR	(11,814)
Allianz SE REG	03/28/18	Credit Suisse Securities (Europe) Limited	1,803,409 EUR	(3,028)
Altran Technologies SA	03/28/18	Credit Suisse Securities (Europe) Limited	621,334 EUR	(35,260)
AT&T, Inc.	09/25/17	Credit Suisse Securities (Europe) Limited	1,133,821 USD	(28,141)
Barclays PLC	03/28/18	Credit Suisse Securities (Europe) Limited	11,601,568 GBP	373,879
Bayer AG	03/28/18	Credit Suisse Securities (Europe) Limited	6,264,853 EUR	(95,965)
Bouygues SA	03/28/18	Credit Suisse Securities (Europe) Limited	1,156,374 EUR	(1,074)
British American Tobacco PLC	09/25/17	Credit Suisse Securities (Europe) Limited	1,175,076 USD	(6,607)
British American Tobacco PLC	03/28/18	Credit Suisse Securities (Europe) Limited	1,733,714 GBP	(51,368)
CNP Assurances	03/28/18	Credit Suisse Securities (Europe) Limited	1,047,598 EUR	21,502
Danone	03/28/18	Credit Suisse Securities (Europe) Limited	1,493,389 EUR	28,461
Deutsche Telekom AG	03/28/18	Credit Suisse Securities (Europe) Limited	5,065,223 EUR	(130,914)
Deutshe Bank AG	03/28/18	Credit Suisse Securities (Europe) Limited	1,627,683 EUR	84,280
Distribuidora Internacional	03/28/18	Credit Suisse Securities (Europe) Limited	2,376,485 EUR	(66,049)
Givaudan REG	03/28/18	Credit Suisse Securities (Europe) Limited	274,820 CHF	(6,821)
Hennes & Mauritz AB	03/28/18	Credit Suisse Securities (Europe) Limited	2,504,916 SEK	6,876
HSBC Infrastructure Co.	03/28/18	Credit Suisse Securities (Europe) Limited	2 GBP	—
HSBS Holdings PLC	03/28/18	Credit Suisse Securities (Europe) Limited	5,062,438 GBP	115,588
iBoxx Liquid High Yield Index	03/20/17	JPMorgan Chase Bank, N.A.	3,520,000 USD	(6,267)
iBoxx Liquid High Yield Index	03/20/17	JPMorgan Chase Bank, N.A.	3,520,000 USD	(738)
iBoxx Liquid Investment Grade Index Index	03/20/17	Morgan Stanley Capital Services LLC	2,427,000 USD	23,397
iBoxx Liquid Investment Grade Index Index	03/20/17	JPMorgan Chase Bank, N.A.	2,413,000 USD	59,913
iBoxx Liquid Investment Grade Index Index	03/20/17	Morgan Stanley Capital Services LLC	4,542,000 USD	115,753
iBoxx Liquid Investment Grade Index Index	03/20/17	JPMorgan Chase Bank, N.A.	4,827,000 USD	123,017
iBoxx Liquid Investment Grade Index Index	03/20/17	JPMorgan Chase Bank, N.A.	4,824,000 USD	129,591
iBoxx Liquid Investment Grade Index Index	03/20/17	JPMorgan Chase Bank, N.A.	2,123,000 USD	4,427
iBoxx Liquid Investment Grade Index Index	03/20/17	Morgan Stanley Capital Services LLC	2,427,000 USD	27,938

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2016 (Unaudited)

Reference Instrument	Termination Date	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
iBoxx Liquid Investment Grade Index Index	03/20/17	Morgan Stanley Capital Services LLC	4,180,000 USD	$(60,947)
iBoxx Liquid Investment Grade Index Index	03/20/17	Morgan Stanley Capital Services LLC	2,780,000 USD	(13,390)
iBoxx Liquid Investment Grade Index Index	03/20/17	Morgan Stanley Capital Services LLC	4,190,000 USD	(35,806)
iBoxx Liquid Investment Grade Index Index	03/20/17	JPMorgan Chase Bank, N.A.	13,950,000 USD	(132,730)
iBoxx Liquid Investment Grade Index Index	03/20/17	JPMorgan Chase Bank, N.A.	2,790,000 USD	(23,842)
Ingenico Group	03/27/18	Credit Suisse Securities (Europe) Limited	631,830 EUR	7,012
iShares MSCi Brazil Capped ETF	09/25/17	Credit Suisse Securities (Europe) Limited	3,445,044 USD	(158,710)
JCDecaux SA	03/28/18	Credit Suisse Securities (Europe) Limited	23,531 EUR	(867)
L’ Oreal	03/28/18	Credit Suisse Securities (Europe) Limited	1,177,803 EUR	(40,995)
Legal & General Group PLC	01/17/18	Credit Suisse Securities (Europe) Limited	1,098,891 GBP	(111,730)
Liberty Global PLC	09/25/17	Credit Suisse Securities (Europe) Limited	882,705 USD	(14,072)
Marks & Spencer Group PLC	03/28/18	Credit Suisse Securities (Europe) Limited	157,777 GBP	333
Merck KgaA	07/06/18	Morgan Stanley Capital Services LLC	12,415,876 EUR	(551,790)
Nestle SA REG	03/28/18	Credit Suisse Securities (Europe) Limited	1,103,414 CHF	(8,974)
NN Group NV	03/28/18	Credit Suisse Securities (Europe) Limited	1,899,249 EUR	(2,608)
Omnicrom Group	09/25/17	Credit Suisse Securities (Europe) Limited	224,588 USD	1,770
RELX NV	03/28/18	Credit Suisse Securities (Europe) Limited	1,326,337 EUR	(27,118)
Sainsbury PLC	03/28/18	Credit Suisse Securities (Europe) Limited	2,050,993 GBP	13,112
Sandvik AB	03/28/18	Credit Suisse Securities (Europe) Limited	63,975,629 SEK	152,390
Siemens AG REG	03/28/18	Credit Suisse Securities (Europe) Limited	1,243,708 EUR	(8,461)
Storebrand ASA	03/28/18	Credit Suisse Securities (Europe) Limited	17,576,495 NOK	50,993
Telefonica Brasil	09/25/17	Credit Suisse Securities (Europe) Limited	3,029,411 USD	(150,319)
Telefonica SA	03/28/18	Credit Suisse Securities (Europe) Limited	12,497,979 EUR	(275,853)
Telenor ASA	03/28/18	Credit Suisse Securities (Europe) Limited	1,354,329 NOK	1,803
Tesco PLC	03/28/18	Credit Suisse Securities (Europe) Limited	64,257 GBP	(754)
Verizon Communications, Inc.	09/25/17	Credit Suisse Securities (Europe) Limited	859,165 USD	(26,035)
Vinci SA	03/28/18	Credit Suisse Securities (Europe) Limited	912,276 EUR	(13,547)
Vodacom Group Ltd.	03/29/18	Credit Suisse Securities (Europe) Limited	4,853,054 ZAR	(18,418)
WPP PLC	03/28/18	Credit Suisse Securities (Europe) Limited	1,324,399 GBP	(20,937)

Total Sells				$(733,375)

Total OTC Total Return Swaps Outstanding				$6,522,628

Centrally Cleared Interest Rate Swaps Outstanding at December 31, 2016

The Fund Pays/Receives Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Pays	Three-Month Libor	0.88%	10/31/19	Morgan Stanley & Co. LLC	4,091,000 USD	$(49,983)	$—	$(49,983)
Receives	Three-Month Libor	0.94%	07/18/19	Morgan Stanley & Co. LLC	1,465,000 USD	23,833	—	23,833
Receives	Three-Month Libor	1.03%	08/03/20	Morgan Stanley & Co. LLC	4,000,000 USD	106,198	—	106,198
Receives	Three-Month Libor	1.09%	04/06/20	Morgan Stanley & Co. LLC	1,600,000 USD	32,397	—	32,397
Receives	Three-Month Libor	1.18%	02/24/20	Merrill Lynch, Pierce, Fenner & Smith, Inc.	23,000,000 USD	378,466	—	378,466

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2016 (Unaudited)

The Fund Pays/Receives Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Receives	Three-Month Libor	1.30%	08/13/18	Morgan Stanley & Co. LLC	5,500,000 USD	$4,598	$—	$4,598
Receives	Six-Month GBP Libor	1.44%	01/07/47	Credit Suisse Securities (USA) LLC	3,507,681 GBP	(8,958)	—	(8,958)
Receives	Three-Month Libor	1.52%	08/25/28	Morgan Stanley & Co. LLC	1,500,000 USD	141,038	—	141,038
Receives	Three-Month Libor	1.56%	09/28/26	Morgan Stanley & Co. LLC	3,600,000 USD	245,283	—	245,283
Receives	Six-Month GBP Libor	1.56%	11/28/46	Credit Suisse Securities (USA) LLC	3,659,336 GBP	(124,291)	—	(124,291)
Receives	Six-Month GBP Libor	1.56%	11/29/46	Credit Suisse Securities (USA) LLC	3,672,219 GBP	(125,870)	—	(125,870)
Receives	Six-Month GBP Libor	1.60%	12/03/46	Credit Suisse Securities (USA) LLC	1,791,270 GBP	(83,112)	—	(83,112)
Receives	Three-Month Libor	1.62%	07/27/26	Morgan Stanley & Co. LLC	1,900,000 USD	118,634	4,658	113,976
Receives	Three-Month Libor	1.77%	10/25/21	Merrill Lynch, Pierce, Fenner & Smith, Inc.	18,500,000 USD	149,522	—	149,522
Receives	Three-Month Libor	1.86%	12/11/20	Merrill Lynch, Pierce, Fenner & Smith, Inc.	15,000,000 USD	(16,365)	—	(16,365)
Receives	Three-Month Libor	1.92%	09/30/19	Morgan Stanley & Co. LLC	2,311,250 USD	(18,120)	—	(18,120)
Receives	Three-Month Libor	1.95%	12/29/20	Morgan Stanley & Co. LLC	6,990,000 USD	(29,977)	—	(29,977)
Receives	Three-Month Libor	1.96%	11/25/26	Morgan Stanley & Co. LLC	1,100,000 USD	36,773	—	36,773
Receives	Three-Month Libor	2.04%	10/27/25	Morgan Stanley & Co. LLC	3,900,000 USD	78,969	—	78,969
Receives	Three-Month Libor	2.27%	01/26/26	Morgan Stanley & Co. LLC	2,000,000 USD	6,209	—	6,209
Receives	Three-Month Libor	2.30%	01/27/25	Morgan Stanley & Co. LLC	2,430,000 USD	(10,757)	—	(10,757)
Receives	Three-Month Libor	2.33%	08/26/25	Morgan Stanley & Co. LLC	38,000,000 USD	(154,495)	—	(154,495)
Receives	Three-Month Libor	2.40%	01/25/27	Morgan Stanley & Co. LLC	5,900,000 USD	(26,262)	—	(26,262)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2016 (Unaudited)

The Fund Pays/Receives Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Receives	Three-Month Libor	2.41%	12/22/22	Merrill Lynch, Pierce, Fenner & Smith, Inc.	50,000,000 USD	$(375,037)	$—	$(375,037)
Receives	Three-Month Libor	2.53%	09/25/24	Morgan Stanley & Co. LLC	2,130,000 USD	(47,961)	—	(47,961)

Total Centrally Cleared Interest Rate Swaps Outstanding						$250,732	$4,658	$246,074

OTC Interest Rate Swaps Outstanding at December 31, 2016

The Fund Pays/Receives Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Receives	BRL-CDI	12.05%	01/02/20	Morgan Stanley Capital Services LLC	24,412,000 BRL	$138,720	$—	$138,720
Receives	BRL-CDI	11.27%	01/02/20	Bank of America, N.A.	12,051,049 BRL	(6,111)	—	(6,111)
Receives	BRL-CDI	11.30%	01/02/20	Bank of America, N.A.	12,154,350 BRL	(2,794)	—	(2,794)

Total Centrally Cleared Interest Rate Swaps Outstanding						$129,815	$—	$129,815

Abbreviation Legend:
ADR	American Depository Receipt
CBOT	Chicago Board of Trade
CDE	Montreal Exchange
CDI	Interbank Deposit Rate
CFE	CBOE Futures Exchange
CME	Chicago Mercantile Exchange
COMEX	Commodities Exchange Center
Eurex	Eurex Exchange
Euronext	Euronext Paris
HKFE	Hong Kong Futures Exchange Ltd.
ICE	Ice Futures Europe
IDEM	Italian Derivatives Exchange Market
LIBOR	London Interbank Offered Rate
LME	London Metal Exchange
MEFF	MEFF Renta Variable
MexDer	Mexican Derivatives Exchange
MTN	Medium Term Note
NYMEX	New York Mercantile Exchange
OSE	Osaka Exchange
OTC	Over the Counter
PIK	Payment in Kind
REIC	Real Estate Investment Company
REIT	Real Estate Investment Trust
Safex	South African Futures Exchange
SFE	ASX Trade24
SGX	Singapore Exchange
Currency Legend:
ARS	Argentine Peso
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CNH	Chinese Renminbi
CZK	Czech Koruna
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2016 (Unaudited)

HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
NGN	Nigerian Naira
NOK	Norwegian Krone
NZD	New Zealand Dollar
PLN	Polish Zloty
RUB	Russian Ruble
SAR	Saudi Arabian Riyal
SEK	Swedish Krona
SGD	Singapore Dollar
TRY	Turkish Lira
TWD	Taiwanese Dollar
USD	United States Dollar
ZAR	South African Rand

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Notes to Consolidated Schedule of Investments

For the Period Ended December 31, 2016 (Unaudited)

1. Organization

Blackstone Alternative Investment Funds (the “Trust”) is a Massachusetts business trust authorized to issue an unlimited number of shares of beneficial interest, which may be divided into different series and classes. The Trust is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust consists of a single series, Blackstone Alternative Multi-Strategy Fund (the “Fund”). The Fund is a non-diversified fund that commenced operations offering Class I Shares on June 16, 2014. The Fund also offers Class D Shares, Class Y Shares and Class R Shares, of which, Class D Shares and Class Y Shares commenced operations on November 17, 2014 and January 28, 2015, respectively. As of December 31, 2016, the Fund had not issued any Class R Shares.

The investment adviser of the Fund is Blackstone Alternative Investment Advisors LLC (“BAIA” or the “Investment Adviser”), a registered investment adviser under the Investment Advisers Act of 1940, as amended. The Board of Trustees (the “Board” and each member a “Trustee”) of the Trust supervises the conduct of the Fund’s affairs and, pursuant to an investment management agreement, has engaged BAIA to manage the Fund’s day-to-day investment activities. The Fund’s investment objective is to seek capital appreciation. The Investment Adviser seeks to achieve the Fund’s objectives by allocating the Fund’s assets among a variety of nontraditional, or “alternative,” investment strategies. The Investment Adviser determines the allocations of the Fund’s assets and allocates a majority of the Fund’s assets among the sub-advisers (the “Sub-Advisers”) with experience managing alternative investment strategies and among investment funds, and may also manage a portion of the Fund’s assets directly. The applicable Sub-Adviser is responsible for the day-to-day management of the Fund’s assets that the Investment Adviser allocates to it. The Investment Adviser has the responsibility to oversee each Sub-Adviser (subject to the oversight of the Board).

The Fund’s assets may be invested in three wholly-owned and controlled subsidiaries of the Fund (collectively, the “Subsidiaries”), each of which has the same investment objective as the Fund. One of the Fund’s Subsidiaries, Blackstone Alternative Multi-Strategy Sub Fund II Ltd. (the “Cayman Subsidiary”), is a Cayman Islands exempted company. Both of the other Subsidiaries, Blackstone Alternative Multi-Strategy Sub Fund III L.L.C. (the “Domestic Subsidiary III”) and Blackstone Alternative Multi-Strategy Sub Fund IV L.L.C. (the “Domestic Subsidiary IV”), are Delaware limited liability companies. The Cayman Subsidiary invests, directly or indirectly through the use of derivatives, in securities and commodity interests. The Domestic Subsidiary III and the Domestic Subsidiary IV invest directly or indirectly through the use of derivatives, almost entirely in securities (with only de minimis exposure to commodity interests).

The Fund and the Cayman Subsidiary are each a commodity pool subject to regulation by the Commodity Futures Trading Commission (“CFTC”). BAIA, the commodity pool operator of the Fund and the Cayman Subsidiary, is registered as such with the CFTC, but has claimed relief under Rules 4.12(c)(3) and 4.7 of the Commodity Exchange Act (“CEA”), respectively, from certain disclosure, reporting, and recordkeeping requirements otherwise applicable to commodity pools. Neither the Domestic Subsidiary III nor the Domestic Subsidiary IV intends to invest more than a de minimis level of its net assets in “commodity interests” (as defined under the CEA). Accordingly, BAIA has claimed an exemption under Rule 4.13(a)(3) from registration as a commodity pool operator with respect to the Domestic Subsidiary III and the Domestic Subsidiary IV, and such pools are not subject to regulation by the CFTC.

Capitalized terms used, but not defined herein, shall have the meaning assigned to them in the Prospectus of the Fund.

2. Basis of Presentation

The Fund’s consolidated schedule of investments are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and are stated in U.S. dollars. All inter-company accounts and transactions have been eliminated in consolidation. The preparation of the schedule of investments in accordance with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amount of assets and liabilities, the disclosure of contingent assets and liabilities, and the reported amounts of income and expenses during the period. Actual results could differ from these estimates and these differences could be material.

The Fund is an investment company in accordance with Accounting Standards Codification 946, Financial Services – Investment Companies (“ASC 946”), which defines investment companies and prescribes specialized accounting and reporting requirements for investment companies.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Notes to Consolidated Schedule of Investments (Continued)

For the Period Ended December 31, 2016 (Unaudited)

3. Significant Accounting Policies

The net asset value (“NAV”) of the Fund’s shares is calculated as of the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4:00 pm Eastern Time) on each day that the NYSE is open for business (a “Business Day”).

Valuation Policy

For purposes of calculating the NAV for each class of shares, the Fund values its investments in securities, securities sold short, derivative financial instruments and other investments at fair value. U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability (i.e. the exit price) in an orderly transaction between market participants at the measurement date. The Board has established procedures for determining the fair value of securities, including securities sold short, and derivative financial instruments and other investments (together, the “investments”) (the “Valuation Procedures”). The Board has delegated to the Investment Adviser day-to-day responsibility for implementing the Valuation Procedures. The Investment Adviser’s management has formed the Fair Value Committee (the “FVC”), to which the Board has delegated responsibility for providing oversight of the valuation and pricing function of the Fund for all investments. Pursuant to the Valuation Procedures, if market quotations are not readily available (or are otherwise not reliable for a particular investment), the fair value will be determined, in good faith by the FVC, and such determinations shall be reported to the Board. Due to the inherent uncertainty, estimates of fair value may differ from the values that would have been used had a ready market for these investments existed and the differences could be material.

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/ask information, or broker-dealer quotations), including where events occur after the close of the relevant market, but prior to the close of the NYSE, that materially affect the values of the Fund’s investments. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated to the FVC and the Investment Adviser the responsibility for monitoring significant events that may materially affect the values of the Fund’s investments and for determining whether the value of the applicable investments should be re-evaluated in light of such significant events. There were no instances of such determination made during the period ending December 31, 2016.

Fair Value Measurements

Fair value guidance defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. The hierarchy established under the fair value guidance gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3).

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for investments categorized in Level 3. The inputs or methodology used for valuing an investment are not necessarily an indication of the risk associated with investing in those securities.

Investments measured and reported at fair value are classified and disclosed in one of the following levels within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement:

•	Level 1 – quoted prices are available in active markets for identical investments as of the measurement date. The Fund does not adjust the quoted price for these investments.

The types of investments categorized within Level 1 generally include actively traded domestic and certain foreign equity securities, short-term investments and derivative financial instruments actively traded on recognized exchanges.

•	Level 2 – quoted prices are available in markets that are not active or model inputs are based on inputs that are either directly or indirectly observable as of the measurement date.

The types of investments categorized within Level 2 generally include certain foreign equities; fixed income securities including corporate and convertible bonds, loans, trade claims, sovereign debt obligations, U.S. Treasury obligations, and asset-backed and mortgage-backed securities; over-the-counter (“OTC”) derivative financial instruments such as total return swaps, interest rate swaps, credit default swaps, OTC options; and forward foreign currency exchange contracts.

•	Level 3 – pricing inputs are unobservable and include instances where there is little, if any, market activity for the investment. Inputs reflect the best estimate of what market participants would use in determining fair value of investments as of the measurement date.

Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the fair value hierarchy. In addition, in periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to liquidity of investments, could cause an investment to be reclassified between Level 1, Level 2, or Level 3.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Notes to Consolidated Schedule of Investments (Continued)

For the Period Ended December 31, 2016 (Unaudited)

A description of the valuation techniques applied to the Fund’s major categories of investments measured at fair value on a recurring basis are as follows:

Exchange-Traded Securities

Equity securities, including common stock, listed preferred stock, exchange-traded funds, and derivative financial instruments, such as futures contracts and option contracts, that are traded on a recognized securities exchange or on the NASDAQ Global Market System (“NASDAQ”) are valued at the last reported sales price (or the official closing price of certain foreign exchanges) or the NASDAQ official closing price, as applicable. For securities traded on more than one exchange, the last reported sales price on the exchange where the security is primarily traded is used. To the extent these securities and derivative financial instruments are actively traded and adjustments are not applied, they are categorized as Level 1 within the fair value hierarchy.

The Fund may use a third-party fair valuation service provider to value foreign equity securities that are primarily traded outside of North and South America. The third-party fair valuation service provider calculates a factor (“Fair Value Factor”) that is applied to adjust the last price of each such security in the event that there is movement in excess of a specified trigger (“Fair Value Trigger”), as measured by the movement between the prior close and the current close of the U.S. market. Foreign equities for which the last price has been adjusted by such factor will generally be categorized as Level 2 within the fair value hierarchy. As of December 31, 2016, no such adjustments have been made.

Short-Term Investments

Short-term investments, such as money market funds, are valued at NAV. These securities are categorized as Level 1 within the fair value hierarchy.

Derivative Financial Instruments

OTC derivative financial instruments, such as forward foreign currency exchange contracts, OTC options contracts, or swap agreements, derive their value from underlying referenced instruments or obligations, indices, reference rates, and other inputs or a combination thereof. These contracts are normally valued by pricing service providers or based on broker-dealer quotations. Depending on the nature of the instruments and the terms of the transaction, the value of derivative financial instruments can be estimated by a pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, yield curves, dividends and exchange rates. Derivative financial instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 within the fair value hierarchy.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the respective exchange. For centrally cleared credit default swaps, the clearing facility requires its members to provide actionable levels across complete term structures. These levels along with external third-party prices are used to produce daily settlement prices. Centrally cleared interest rate swaps are valued using a pricing model that references the underlying rates to produce the daily settlement price. These securities are categorized as Level 2 within the fair value hierarchy.

Fixed Income Securities

Fixed income securities, including corporate and convertible bonds, U.S. Treasury obligations, foreign debt obligations, bank loans, and trade claims, are normally valued by pricing service providers on the basis of last available bid price. In determining the value of a particular investment, pricing service providers may use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models to determine the reported price. The pricing service providers’ internal models use observable inputs such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 within the fair value hierarchy.

Mortgage-related and asset-backed securities (“ABS”) are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and ABS that use similar valuation techniques and inputs as described above are categorized as Level 2 within the fair value hierarchy.

Level 3 securities are valued by broker quotes or pricing services that may employ valuation techniques with unobservable inputs. At December 31, 2016, the values of these Level 3 securities for the Fund were $2,255,334. The appropriateness of fair values for these securities are monitored on an ongoing basis which may include results of backtesting, results of pricing due diligence, unchanged price review, use of specialists, and consideration of macro security specific events.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Notes to Consolidated Schedule of Investments (Continued)

For the Period Ended December 31, 2016 (Unaudited)

Investments in Investee Funds

The fair value of investments in limited partnerships and investment funds (“Investee Funds”) is generally determined using the reported net asset value per share of the Investee Fund, or its equivalent, as a practical expedient for fair value, unless the investment in the Investee Fund is traded on a recognized securities exchange and a quoted price is available as of the measurement date. If there is no quoted price available, the Fund may, as a practical expedient, estimate the fair value of an Investee Fund based on the reported net asset value per share or its equivalent if the reported net asset value per share or its equivalent of the Investee Fund is calculated in a manner consistent with the measurement principles applied to investment companies, in accordance with ASC 946.

Securities and Other Investments

Bank Loans

The Fund may invest in bank loans including, for example, corporate loans, loan participations, direct debt, bank debt, and bridge loans. The Fund invests in loans through novations, assignments, and participation interests. In a novation, the Fund typically assumes all of the rights of a lending institution in a loan, including the right to receive payments of principal and interest and other amounts directly from the borrower and to enforce its rights as a lender directly against the borrower. When the Fund takes an assignment of a loan, the Fund acquires some or all of the interest of another lender (or assignee) in the loan. In such cases, the Fund may be required generally to rely upon the assignor to demand payment and enforce rights under the loan. If the Fund acquires a participation in the loan, the Fund purchases an indirect interest in a loan held by a third-party and the Fund typically will have a contractual relationship only with the third-party loan investor, not with the borrower. As a result, the Fund may have the right to receive payments of principal, interest, and any fees to which it is entitled only from the loan investor selling the participation and only upon receipt by such loan investor of such payments from the borrower. In such cases, the Fund assumes the credit risk of both the borrower and the loan investor selling the participation, and the Fund may be unable to realize some or all of the value of its interest in the loan in the event of the insolvency of the third-party. Changes in the financial condition of the borrower or economic conditions or other circumstances may reduce the capacity of the borrower to make principal and interest payments on such instruments and may lead to defaults.

Mortgage-Related and Other Asset-Backed Securities

The Fund may invest in mortgage-related securities (residential and commercial) and other ABS. These securities include mortgage pass-through securities, collateralized mortgage obligations (“CMO”), commercial mortgage-backed securities (“CMBS”), residential mortgage-backed securities (“RMBS”), collateralized debt obligations (“CDO”) and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. Mortgage related and other ABS represent interests in pools of mortgages, loans or other assets. Mortgage-related securities are created from pools of residential or commercial mortgage loans, including loans made by savings and loans institutions, mortgage bankers, commercial banks and others. These securities typically provide a monthly payment which consists of both interest and principal payments. Interest payments may be determined by fixed or adjustable rates. Although other ABS and CMBS generally experience less prepayment risk than RMBS, each of RMBS, CMBS and other ABS, like traditional fixed-income securities, are subject to credit, interest rate, prepayment and extension risks.

Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities. The Fund’s investments in ABS are subject to risks similar to those associated with mortgage-related securities, as well as additional risks associated with the nature of the assets and the servicing of those assets. These securities also are subject to the risk of default on the underlying mortgage or assets, particularly during periods of economic downturn. The timely payment of principal and interest of certain mortgage-related securities is guaranteed by the full faith and credit of the U.S. Government.

Mortgage-backed securities may be either pass-through securities or CMO. Pass-through securities represent a right to receive principal and interest payments collected on a pool of mortgages, which are passed through to security holders. CMO are created by dividing the principal and interest payments collected on a pool of mortgages into several revenue streams (tranches) with different priority rights to portions of the underlying mortgage payments. Certain CMO tranches may represent a right to receive interest only (“IOs”), principal only (“POs”) or an amount that remains after floating-rate tranches are paid (an “inverse floater”). These securities may be extremely sensitive to changes in interest rates. Interest rates on inverse floaters, for example, vary inversely with a short-term floating rate (which may be reset periodically). Interest rates on inverse floaters will decrease when short-term rates increase, and will increase when short-term rates decrease. These securities have the effect of providing a degree of investment leverage. In response to changes in market interest rates or other market conditions, the value of an inverse floater may increase or decrease at a multiple of the increase or decrease in the value of the underlying securities. If the Fund invests in CMO tranches (including CMO tranches issued by government agencies) and interest rates move in a manner not anticipated by the Investment Adviser, it is possible that the Fund could lose all or substantially all of its investment.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Notes to Consolidated Schedule of Investments (Continued)

For the Period Ended December 31, 2016 (Unaudited)

Securities Sold Short

The Fund may sell securities short (a “Short Sale”). A Short Sale is a transaction whereby the Fund sells securities it does not own in anticipation of a decline in the market price of those securities, whereby the Fund’s broker will execute a borrow transaction to deliver the securities resulting from the Fund’s Short Sale. The Fund is obligated to repurchase the securities at the market price at the time of replacement. The Fund’s obligations to replace the securities in connection with a Short Sale are secured by collateral.

Upon entering into a Short Sale, the Fund establishes a liability which is recorded as securities sold short to represent securities due under the Short Sale agreement. The Fund is liable to pay any dividends declared and/or interest income earned during the period the Short Sale is open. These dividends and interest are recorded as dividend and interest expense on securities sold short. Unrealized appreciation or depreciation for the difference between the proceeds received and the fair value of the open Short Sale position is recorded as net unrealized appreciation or depreciation from investments on securities sold short. A realized gain or loss is recognized when the short position is closed as a net realized gain or loss from investments on securities sold short.

Reverse Repurchase Agreements

The Fund may enter into reverse repurchase agreements. In a reverse repurchase agreement, the Fund sells a security in exchange for cash to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed upon price and date, under the terms of a Master Repurchase Agreement (“MRA”). The Fund is entitled to receive principal and interest payments, if any, made on the security delivered to the counterparty during the term of the agreement. Cash received in exchange for securities delivered plus accrued interest payments to be made by the Fund to counterparties is reflected as a liability. Reverse repurchase agreements involve the risk that the market value of the securities purchased with the proceeds from the sale of securities received by the Fund may decline below the price of the securities the Fund is obligated to repurchase. Reverse repurchase agreements also involve credit risk with the counterparty to the extent that the value of securities subject to repurchase exceed the Fund’s liability under the reverse repurchase agreement. Securities subject to repurchase under reverse repurchase agreements, if any, are designated as such in the Consolidated Schedule of Investments. Due to the short term nature of the reverse repurchase agreements, face value approximates fair value. As of December 31, 2016, the face value of open reverse repurchase agreements for the Fund was $272,575,000.

An MRA contains provisions for, among other things, initiation, income payments, events of default and maintenance of securities for repurchase agreements. An MRA also permits offsetting with collateral to create one single net payment in the event of default or similar events, including the bankruptcy or insolvency of a counterparty. The Fund may not use reverse repurchase agreements and related collateral governed by an MRA to offset derivatives contracts and related collateral governed by an ISDA or securities lending agreements and related collateral governed by a securities lending agreement (“SLA”).

Securities Lending

The Fund may lend securities, through its agent, to certain qualified financial institutions. The loans are collateralized by cash in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the Fund on the next Business Day. The initial collateral received by the Fund should have a value of at least 102% of the current value of loaned securities for U.S. securities and at least 105% for all other securities. The risk of borrower default will be borne by the Fund’s agent; the Fund will bear the risk of loss with respect to the investment of the cash collateral. The advantage of such loans is that the Fund continues to receive income on loaned securities while earning returns on the cash amounts which may be reinvested for the purchase of investment in securities. Income from securities lending. As of December 31, 2016, the market value of securities loaned for the Fund amounted to $54,127,351 and the Fund had received cash collateral of $55,555,851. The market value of securities on loan are classified as common stock, corporate and convertible bonds and notes in the Fund’s Consolidated Schedule of Investments and as a component of investments in securities, at value. In addition, the value of the related collateral is shown separately as securities lending collateral payable. All of the security lending agreements are continuous.

The SLA entered into by the Fund provides the right, in the event of default, for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. Under the agreement, the Fund can reinvest cash collateral.

When-Issued and Delayed-Delivery Transactions

The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued or delayed-delivery securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked-to-market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

The Fund may transact in To Be Announced Securities (“TBAs”). As with other delayed-delivery transactions, a seller agrees to issue TBAs at a future date. However, the seller does not specify the particular securities to be delivered. Instead, the Fund agrees

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Notes to Consolidated Schedule of Investments (Continued)

For the Period Ended December 31, 2016 (Unaudited)

to accept any security that meets specified terms such as issuer, interest rate and terms of underlying mortgages. The Fund records TBAs on the trade date utilizing information associated with the specified terms of the transaction as opposed to the specific mortgages. TBAs are marked-to-market daily and begin earning interest on the settlement date. Losses may occur due to the fact that the actual underlying mortgages received may be less favorable than those anticipated by the Fund.

4. Derivative Financial Instruments

In the normal course of business, the Fund enters into derivative financial instrument contracts for trading and/or economic hedging purposes to increase the returns of the Fund or to protect against exposure to certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange risk or other risk (e.g. inflation risk). These contracts may be transacted on a recognized exchange or OTC. The following disclosures contain information on how the Fund uses derivative financial instruments. The derivative financial instruments outstanding as of period end are disclosed in the Consolidated Schedule of Investments.

Forward Foreign Currency Exchange Contracts

The Fund may enter into forward foreign currency exchange contracts to obtain investment exposure, seek to enhance return or hedge or protect its portfolio holdings against the risk of future movements in certain foreign currency exchange rates. Forward foreign currency exchange contracts, are agreements between two parties to receive or deliver a fixed quantity of foreign currency for an agreed-upon price on an agreed upon future date. The market value of a forward foreign currency contract fluctuates with the changes in foreign currency exchange rates. These contracts are valued daily and the change in market value is recorded as an unrealized gain or loss on forward foreign currency exchange contracts. When a contract is closed, the Fund recognizes a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of forward foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities of the Fund, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign currency exchange contracts may limit the risk of loss due to a decline in the value of the currency holdings, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to losses if the counterparties to the contracts are unable to meet the terms of the contracts. The Fund’s maximum potential loss from such contracts is the aggregate face value in U.S. dollars at the time the contract was opened.

Futures Contracts

The Fund may enter into futures contracts to maintain investment exposure to a target asset class or to seek to enhance return. The Fund may be subject to fluctuations in equity prices, interest rates, commodity prices and foreign currency exchange rates in the normal course of pursuing its investment objective. Futures contracts are standardized agreements to buy or sell a security, or deliver a final cash settlement price in connection with an index, interest rate, currency, or other asset. The Fund must deposit an amount (“initial margin”) equal to a certain percentage of the face value of the futures contract. The initial margin may be in the form of cash or securities which is returned when the Fund’s obligations under the contract have been satisfied. If cash is deposited as the initial margin, it is shown as segregated cash balance with broker for futures contracts. Futures contracts are marked-to-market daily and subsequent payments (“variation margin”) are made or received by the Fund depending on whether unrealized gains or losses are incurred. When the contract is closed or expires, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The potential risk to the Fund is that the change in value of futures contracts may not correspond to the change in the value of the hedge investments. In addition, losses may arise from changes in the value of the underlying instrument, if interest or exchange rates move unexpectedly or if the counterparty is unable to perform. With futures, there is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchanges’ clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Options Contracts

The Fund may purchase and write call and put options. An option contract purchased by the Fund gives the Fund the right, but not the obligation, to buy (call) or sell (put) an underlying instrument at a fixed exercise price during a specified period. Call options written by the Fund give the holder the right to buy the underlying instrument from the Fund at a fixed exercise price; put options written by the Fund give the holder the right to sell the underlying instrument to the Fund at a fixed exercise price. The Fund may use options to hedge against changes in values of securities or currencies it owns or expects to own, to gain or to maintain exposure to interest rates, currencies or broad equity markets, to generate additional income or to enhance returns.

Options trading involve certain additional risks. Specific market movements of the option and the instruments underlying the option cannot be predicted. No assurance can be given that a liquid secondary market will exist for any particular option or at any particular time. The Fund might not be able to enter into a closing transaction for the option as a result of an illiquid market for the option. To realize any profit in the case of an option, therefore, the option holder would need to exercise the option and comply with margin requirements for the underlying instrument. A writer could not terminate the obligation until the option expired or the writer was assigned an exercise notice. The purchaser of an option is subject to the risk of losing the entire purchase price of the option. The

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Notes to Consolidated Schedule of Investments (Continued)

For the Period Ended December 31, 2016 (Unaudited)

writer of an option is subject to the risk of loss resulting from the difference between the premium received for the option and the price of the futures contract underlying the option that the writer must purchase or deliver upon exercise of the option. The writer of a naked option may have to purchase the underlying contract in the market for substantially more than the exercise price of the option in order to satisfy his delivery obligations. This could result in a large net loss.

Equity, foreign currency or index options that may be purchased or sold by the Fund may include options not traded on securities exchange. The risk of nonperformance by the counterparty on such option may be greater and the ability of the Fund to enter into a closing transaction with respect to such option may be less than in the case of an exchange traded option.

Purchases of put and call options are recorded as investments, the value of which are marked-to-market daily. When a purchased option expires without being exercised, the Fund will realize a loss equal to the premium paid. When the Fund enters into a closing sale transaction, the Fund will realize a gain or loss depending on whether the sales proceeds from the closing sale transaction are greater or less than the premium initially paid for the option. When the Fund exercises a put option, it will realize a gain or loss from the sale of the underlying instrument and the proceeds from such sale will be decreased by the premium originally paid for the put option. When the Fund exercises a call option, the cost of the security which the Fund purchases upon exercise will be increased by the premium originally paid for the call option. Realized gains and losses on purchased options are included in realized gains and losses on investments.

The premium received for a written option is recorded as an asset and an equivalent liability. The liability is marked-to-market daily in accordance with the option’s valuation policy. When a written option expires without being exercised or the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss if the cost of the closing purchase transaction exceeds the premium received when the option was sold) without regard to any unrealized gain or loss on the underlying instrument and the liability related to such option is eliminated. When a written call option is exercised, the Fund realizes a gain or loss, as adjusted for the premium received, from the sale of the underlying instrument. When a written put option is exercised, the premium received is offset against the amount paid for the purchase of the underlying instrument.

Swap Agreements

The Fund may enter into total return, interest rate, and credit default swap agreements (“Swaps”). Swaps are bilaterally negotiated agreements between the Fund and a counterparty in which the Fund and counterparty agree to make either periodic net payments on a specified notional amount or a net payment upon termination. Swap agreements are privately negotiated in the OTC market or may be executed in a multilateral or other trade facility platform, such as a registered exchange (“centrally cleared swaps”). The Fund may enter into swap agreements for the purposes of managing exposure to interest rate, credit or market risk, or for other purposes. In connection with these agreements, securities or cash (“segregated cash” or “collateral”) may be paid or received, as applicable, by the Fund as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency. Securities posted by the Fund as collateral for swaps are identified in the Consolidated Schedule of Investments.

Swap transactions involve, to varying degrees, elements of interest rate, credit and market risk. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform, or that there may be unfavorable changes in market conditions or interest rates. In addition, entering into swap agreements involves documentation risk resulting from the possibility that the parties to a swap agreement may disagree as to the meaning of contractual terms in the agreement. The Fund’s maximum risk of loss from counterparty credit risk is the discounted value of the net cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive, or the fair value of the contract. The risk may be mitigated by having a master netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to cover the Fund’s exposure to the counterparty. Counterparty risk related to centrally cleared swaps is mitigated due to the protection against defaults provided by the exchange on which these contracts trade.

Interest Rate Swaps: The Fund may enter into OTC and/or centrally cleared interest rate swap contracts to hedge interest rate risk, to gain exposure on interest rates and to hedge prepayment risk. The Fund is subject to interest rate risk exposure in the normal course of pursuing their investment objectives. The Fund may hold fixed rate bonds, and the value of these bonds may decrease if interest rates rise. Interest rate swaps are agreements in which one party pays a stream of interest payments, either fixed or floating rate, for another party’s stream of interest payments, either fixed or floating, on the same notional amount for a specified period of time. The Fund’s maximum risk of loss from counterparty credit risk, as opposed to investment and other types of risk, in respect of interest rate swaps is typically the discounted net value of the cash flows to be received from the counterparty over the contracts remaining life, to the extent that amount is positive.

Interest rate swaps can be purchased or sold with an upfront premium. An upfront payment received by the Fund is recorded as a liability and an upfront payment made by the Fund is recorded as an asset. Interest rate swaps are marked-to-market daily and any change is recorded as an unrealized gain or loss on swaps. Daily fluctuations in the value of centrally cleared interest rate swaps are recorded as a receivable or payable for variation margin. Payments, including upfront premiums, received or made are recorded as realized gains or losses at the closing of the contract.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Notes to Consolidated Schedule of Investments (Continued)

For the Period Ended December 31, 2016 (Unaudited)

Total Return Swaps: The Fund may enter into total return swap agreements to obtain exposure to a security, index or market without owning such security or investing directly in that security, index or market or to transfer the risk/return of one market (e.g., fixed income) to another market (e.g., equity) (equity risk and/or interest rate risk). Total return swaps are agreements in which one party agrees to make periodic payments to another party based on the change in market value of the underlying instrument, which may include a specified security, index, basket of securities or securities indices during the specific period, in return for periodic payments based on a fixed or floating rate or the total return from other underlying assets. To the extent the total return of the instrument underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty. Total return swaps can also be structured without an interest payment, so that one party pays the other party if the value of the underlying instrument increases and receives payment from the other party if the value of the underlying asset decreases.

Credit Default Swaps: The Fund may enter into OTC and/or centrally cleared credit default swap contracts to hedge credit risk, to hedge market risk, or to gain exposure on single-name issues and/or baskets of securities.

In a credit default swap contract, the protection buyer typically makes an upfront payment and a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructurings and obligation acceleration. An upfront payment received by the Fund or made by the Fund is recorded as a liability or asset. Periodic payments received or paid by the Fund are recorded as realized gains or losses. Credit default swap contracts are marked-to-market daily and the change is recorded as an unrealized gain or loss on swaps. Upon the occurrence of a credit event, the difference between the par value and the market value of the reference obligation, net of any proportional amount of upfront payment, is recorded as a realized gain or loss on swaps.

Interest rate swaps, total return swaps and credit default swaps outstanding at period end are listed after the Fund’s Consolidated Schedule of Investments.

5. Fair Value Measurements

The following table presents information about the classification of the Fund’s investments measured at fair value within the fair value hierarchy as of December 31, 2016.

Assets:	Level 1	Level 2	Level 3	Total
Investments in Securities:
Common Stock	$1,311,551,531	$—	$—	$1,311,551,531
Asset-Backed Securities	—	397,850,783	—	397,850,783
Convertible Bonds	—	58,105,461	—	58,105,461
Bank Loans	—	8,694,524	2,255,334	10,949,858
Corporate Bonds & Notes	—	362,795,702	—	362,795,702
Sovereign Debt	—	232,226,792	—	232,226,792
Mortgage-Backed Securities	—	1,340,284,308	—	1,340,284,308
U.S. Government Sponsored Agency Securities	—	23,908,799	—	23,908,799
U.S. Treasury Obligations	—	74,868,007	—	74,868,007
Exchange-Traded Funds	96,241,635	—	—	96,241,635
Purchased Options	21,893,860	2,782,565	—	24,676,425
Short-Term Investment—Money Market Fund	361,711,493	—	—	361,711,493
Subtotal	$1,791,398,519	$2,501,516,941	$2,255,334	$4,295,170,794
Investments Valued at NAV				265,926,439
Total Investments in Securities				$4,561,097,233
Forward Foreign Currency Exchange Contracts	—	7,477,198	—	7,477,198
Futures Contracts	34,931,465	—	—	34,931,465
Centrally Cleared Credit Default Swaps	—	14,639,245	—	14,639,245
OTC Credit Default Swaps	—	947,901	—	947,901
OTC Total Return Swaps	—	11,755,866	—	11,755,866
Centrally Cleared Interest Rate Swaps	—	1,321,920	—	1,321,920
OTC Interest Rate Swaps	—	138,720	—	138,720
Total Assets	$1,826,329,984	$2,537,797,791	$2,255,334	$4,632,309,548

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Notes to Consolidated Schedule of Investments (Continued)

For the Period Ended December 31, 2016 (Unaudited)

Liabilities:	Level 1	Level 2	Level 3	Total
Securities Sold Short	$1,106,633,449	$19,865,989	$—	$1,126,499,438
Options Written	285,361	—	—	285,361
Reverse Repurchase Agreements	—	273,419,207	—	273,419,207
Securities Lending Collateral Payable	—	55,555,851	—	55,555,851
Forward Foreign Currency Exchange Contracts	—	3,346,007	—	3,346,007
Futures Contracts	44,228,167	—	—	44,228,167
Centrally Cleared Credit Default Swaps	—	5,882,072	—	5,882,072
OTC Credit Default Swaps	—	10,871,954	—	10,871,954
OTC Total Return Swaps	—	5,233,238	—	5,233,238
Centrally Cleared Interest Rate Swaps	—	1,071,188	—	1,071,188
OTC Interest Rate Swaps	—	8,905	—	8,905
Total Liabilities	$1,151,146,977	$375,254,411	$—	$1,526,401,388

Investments that are measured at fair value using NAV as a practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Consolidated Schedule of Investments.

Investments in Investee Funds that are non-redeemable or subject to other restrictions such as a lockup at the measurement date or have the ability to limit the individual amount of investor redemptions shall be classified as having a redemption restriction.

The following table summarizes investments in Investee Funds, by investment strategy, the unfunded commitment of each strategy (if applicable), and the amount of the investment in Investee Fund that cannot be redeemed because of redemption restrictions put in place by the Investee Fund.

Investments in Investee Funds by Strategy	Unfunded Commitment	Non-Redeemable Investments (A)		Other Restricted Investments (B)		Investments Subject to No Restrictions	Total
		Amount	Redemption Restriction Commencement Date	Amount	Redemption Restriction Term	Amount

Equity (1)(2)	N/A	—	N/A	131,056,250	12 months	134,870,189	265,926,439

(1)	The Equity strategy generally includes equity-focused Investee Funds with a bottom-up analysis that do not actively trade exposures, with trading strategies focusing on shorter-term dynamics and appreciation for market technicals, top-down thematic/macro views, and technically driven statistical arbitrage with fundamental quantitative long/short strategies.

(2)	Investments are redeemable quarterly upon 30 — 45 days written notice.

(A)	Investments in Investee Funds cannot currently be redeemed and the remaining redemption restriction period is not known. The date the redemption restriction commenced is disclosed.

(B)	Investments subject to other restrictions include investments in Investee Funds that are subject to a lockup at the measurement date and/or have the ability to limit the individual amount of investor redemptions. The redemption restriction term is based on the restriction period (or range of restriction periods) for Investee Funds as defined in each respective Investee Fund’s governing legal agreement without consideration of the length of time elapsed from the date of investments in Investee Funds. The Fund’s investment in a particular Investee Fund classified within the strategies above may be comprised of investments with differing liquidity terms or investments which were made at differing points in time.

During the period ended December 31, 2016, there were no transfers from Level 1 to Level 2 as a result of the Fair Value Trigger. As of December 31, 2016, no Fair Value Factor was applied as price movements did not meet the Fair Value Trigger. For more detail on the fair value of foreign equity securities, please refer to the discussion of fair value measurements for exchange-traded securities in Note 3.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Notes to Consolidated Schedule of Investments (Continued)

For the Period Ended December 31, 2016 (Unaudited)

The Fund recognizes transfers within the fair value hierarchy as of the beginning of the period.

The changes in investments measured at fair value for which the Fund used Level 3 inputs to determine fair value are as follows:

Assets: Investment in Securities	Bank Loans
Balance as of March 31, 2016	$460,576
Transfers In	—
Transfers Out	—
Purchases	1,817,541
Sales	(39,898)
Amortization	153,337
Net realized gain	3,432
Net change in unrealized (depreciation)	(139,654)

Balance as of December 31, 2016	$2,255,334

Net change in unrealized (depreciation) related to investments still held as of December 31, 2016	$(139,654)

The following table summarizes the quantitative inputs and assumptions used for investments in securities classified within Level 3 of the fair value hierarchy as of December 31, 2016.

Assets	Fair Value at December 31, 2016	Valuation Technique	Unobservable Inputs	Range of inputs (Weighted Average)
Investments in Securities:
Bank Loans	$2,255,334	Broker-dealer Quotations	Indicative Bid	N/A

Total Investments in Securities	$2,255,334

Item 2. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as required by Rule 30a-3(b) under the Investment Company Act of 1940 (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)), as of the Evaluation Date.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certification of Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is attached hereto as Exhibit 99.302CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Blackstone Alternative Investment Funds

By:	/s/ Brian F. Gavin
Brian F. Gavin, President (Principal Executive Officer)

February 23, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Brian F. Gavin
Brian F. Gavin, President (Principal Executive Officer)

February 23, 2017

By:	/s/ Arthur Liao
Arthur Liao, Treasurer (Principal Financial and Accounting Officer)

February 23, 2017